UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund
BlackRock Short Obligations Fund
BlackRock Total Factor Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 01/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JANUARY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-
grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities (MSCI
Europe, Australasia, Far
East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.46 (5.22)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
4
During the period, over the course of three meetings, the Federal Open Market Committee (the “FOMC” or the “Committee”) increased the range of the Federal Funds target rate from 3.00% - 3.25% in September 2022 to 4.25% - 4.50% in December 2022. The Committee again noted it will continue reducing its holdings of Treasury securities,
Agency debt and Agency Mortgage-Backed securities as delineated in its Plans for Reducing the Size of the Federal Reserve’s Balance Sheet released in conjunction with the May 4, 2022 FOMC meeting.
The FOMC’s Summary of Economic Projections and most recent “dot plot” forecast shows a median rate of 5.10% at the end of 2023, 4.10% at the end of 2024, and 3.10%
at the end of 2025. As a tight labor market and price pressures persist, the Committee made it clear that “ongoing increases in the target range will be appropriate” to reduce inflation to its 2.00% objective. U.S. macroeconomic data showed signs of continued tightening as evidenced by the unemployment rate dropping from 3.7% as of August
2022 to 3.4% in January 2023 (the lowest rate since May 1969).
In Q3 and Q4 of 2022, real gross domestic product (“GDP”) increased 3.2% and 2.9%, respectively, largely due to consumer spending and a strong labor market. Daily utilization of the Fed’s overnight reverse repurchase agreement (“RRP”) facility remained elevated, averaging nearly $2.0 trillion in 2022 and $2.13 trillion for January 2023.
On December 30, 2022, the RRP facility hit an all-time high with a balance of over $2.554 trillion.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— ended January 2023 at
4.31%. SOFR had averaged 1.64% during 2022. The 3-month London Inter-bank Offered Rate (“LIBOR”), which started August 2022 at 2.80%, increased to 4.81% as of
January 31, 2023. The 3-month LIBOR averaged 2.40% in 2022. The 3-month LIBOR-Overnight Indexed Swap spread (“L-OIS”) – a gauge of stress in the financial system
– ended January 2023 at 0.107% and averaged 0.136% in 2022. L-OIS peaked in March 2022 at 0.426%.
Industry-wide money market mutual funds (“MMFs”) experienced record-high inflows throughout the period, averaging ~$4.6 billion in assets daily. Prime Money Market Fund assets saw the biggest increase at $249 billion, while Government Money Market Fund assets saw outflows of over $25 billion. Specific to LEAF (or “the Fund”), the Fund saw inflows of approximately $157 million over the period with assets totaling $1.26 billion in January 2023. We continue to see an increase in interest on the part of issuers to bring sustainability-linked bonds or green bonds to market in the money market space.
Portfolio purchases over the period were primarily focused on U.S. dollar denominated certificate of deposits and commercial paper with floating rate coupons indexed to the
SOFR and fixed rate securities with maturities in-line with the upcoming FOMC meeting date. The portfolio’s allocation to U.S. Treasury securities declined somewhat over the period in favor of overnight and weekly investments in time deposits, commercial paper and repurchase agreements collateralized by U.S. Treasury securities or U.S.
Government agency securities as these alternatives provided good relative value, especially as the market continues to price in future rate hikes throughout 2023. Issuer and security selection were consistent with the environmental focus of the portfolio.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of January 31, 2023
5
Fund Information
BlackRock Liquid Environmentally Aware Fund
Investment Objective
BlackRock Liquid Environmentally Aware Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Expense Example
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,017.40 $ 1.02 $ 1,000.00 $ 1,024.20 $ 1.02 0.20%
Bancroft Capital ............................. 1,000.00 1,017.40 1.02 1,000.00 1,024.20 1.02 0.20
Cabrera Capital Markets ...................... 1,000.00 1,017.40 1.02 1,000.00 1,024.20 1.02 0.20
Direct ................................... 1,000.00 1,017.80 0.71 1,000.00 1,024.50 0.71 0.14
Great Pacific .............................. 1,000.00 1,017.50 1.02 1,000.00 1,024.20 1.02 0.20
Mischler Financial Group ...................... 1,000.00 1,017.50 1.02 1,000.00 1,024.20 1.02 0.20
Penserra ................................ 1,000.00 1,017.50 1.02 1,000.00 1,024.20 1.02 0.20
Investor A ................................ 1,000.00 1,016.20 2.29 1,000.00 1,022.94 2.29 0.45
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 4.31% 4.31%
Bancroft Capital ........................... 4.31 4.31
Cabrera Capital Markets ..................... 4.32 4.31
Direct .................................. 4.37 4.37
Great Pacific ............................. 4.31  4.31
Mischler Financial Group ..................... 4.31 4.31
Penserra ............................... 4.31 4.31
Investor A ............................... 4.07 4.06
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 39.8%
Commercial Paper ................................... 23.1
Certificates of Deposit ................................. 20.3
Time Deposits ...................................... 11.7
U.S. Treasury Obligations .............................. 1.9
Municipal Bonds .................................... 1.3
U.S. Government Sponsored Agency Obligations .............. 0.7
Other Assets Less Liabilities ............................ 1.2

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Liquid Environmentally Aware Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 1.1%
Bank of America NA, 5.25%, 01/31/24 ..... USD 6,000 $ 6,000,000
Citibank NA
3.77%, 05/01/23 ................. 5,000 4,986,907
3.82%, 07/03/23 ................. 3,500 3,481,388
14,468,295
Yankee — 19.2%
(a)
Bank of Montreal, Chicago, (SOFR 1 Day +
0.50%), 4.80%, 05/05/23
(b)
.......... 10,000 10,007,833
Bank of Nova Scotia (The), Houston
(b)
(SOFR 1 Day + 0.50%), 4.80%, 05/05/23 . 15,000 15,012,767
(SOFR 1 Day + 0.74%), 5.04%, 08/07/23 . 4,700 4,709,429
Barclays Bank plc, New York, (SOFR 1 Day +
0.62%), 4.92%, 04/05/23
(b)
.......... 5,000 5,003,602
Canadian Imperial Bank of Commerce, New
York
(b)
(SOFR 1 Day + 0.25%), 4.55%, 02/22/23 . 3,500 3,500,226
(SOFR 1 Day + 0.28%), 4.58%, 03/03/23 . 500 500,063
(SOFR 1 Day + 0.55%), 4.85%, 05/31/23 . 10,000 10,013,872
(SOFR 1 Day + 0.75%), 5.05%, 07/21/23 . 9,800 9,828,200
Credit Industriel et Commercial, New York,
(SOFR 1 Day + 0.49%), 4.79%, 07/10/23
(b)
10,000 10,013,011
Mizuho Bank Ltd., New York, (SOFR 1 Day +
0.57%), 4.87%, 02/01/23
(b)
.......... 5,000 5,000,071
MUFG Bank Ltd., New York, (SOFR 1 Day +
0.56%), 4.86%, 02/01/23
(b)
.......... 10,000 10,000,125
Natixis SA, New York
4.29%, 09/08/23 ................. 9,070 9,021,288
5.22%, 10/13/23 ................. 4,500 4,501,462
Nordea Bank Abp, New York
(b)
(SOFR 1 Day + 0.58%), 4.88%, 03/02/23 . 20,000 20,007,455
(SOFR 1 Day + 0.49%), 4.79%, 05/24/23 . 7,000 7,007,020
Royal Bank of Canada, New York, (SOFR 1
Day + 0.80%), 5.10%, 10/19/23
(b)
...... 3,000 3,010,697
Standard Chartered Bank, New York
(US Federal Funds Effective Rate
(continuous series) + 0.52%),
4.85%, 02/09/23 - 05/04/23
(b)
....... 10,000 10,006,000
(SOFR 1 Day + 0.60%), 4.90%, 03/01/23
(b)
15,000 15,005,640
(SOFR 1 Day + 0.30%), 4.60%, 03/13/23
(b)
5,000 5,001,407
2.16%, 03/30/23 ................. 1,680 1,673,108
5.21%, 10/31/23 ................. 8,000 8,000,000
Sumitomo Mitsui Trust Bank Ltd., New York,
(SOFR 1 Day + 0.46%), 4.76%, 02/22/23
(b)
15,000 15,002,886
Svenska Handelsbanken AB, New York
(b)
(SOFR 1 Day + 0.45%), 4.75%, 02/06/23 . 10,000 9,998,012
(SOFR 1 Day + 0.66%), 4.96%, 07/03/23 . 5,000 5,008,046
Swedbank AB, New York, (SOFR 1 Day +
0.70%), 5.00%, 07/14/23
(b)
.......... 10,000 10,020,932
Toronto-Dominion Bank, New York
2.67%, 04/21/23 ................. 3,750 3,733,138
2.69%, 04/28/23 ................. 3,000 2,985,379
(SOFR 1 Day + 0.70%), 5.00%, 05/01/23
(b)
4,000 4,005,930
(SOFR 1 Day + 0.55%), 4.85%, 06/02/23
(b)
15,000 15,014,815
(SOFR 1 Day + 0.65%), 4.95%, 07/05/23
(b)
3,795 3,801,896
5.27%, 01/24/24 ................. 6,000 6,001,667
242,395,977
Total Certificates of Deposit — 20.3%
(Cost: $256,780,948) ............................. 256,864,272
Security
Par (000)
Pa r (000) Value
Commercial Paper
Alinghi Funding Co. LLC, 3.89%
,
02/21/23
(c)
. USD 2,500 $ 2,493,357
Alpine Securitization LLC, (SOFR 1 Day +
0.53%), 4.83%
,
02/21/23
(b)(d)
......... 5,000 4,999,960
Antalis SA, 4.45%
,
03/16/23
(c)
.......... 15,000 14,915,758
Bank of Nova Scotia (The)
(b)
(SOFR 1 Day + 0.55%), 4.85%, 05/24/23
(d)
10,000 10,010,255
(SOFR 1 Day + 0.66%), 4.96%, 08/18/23 10,000 10,016,927
Barclays Bank plc, New York, 4.41%
,
02/01/23
(c)
..................... 35,000 34,995,771
BPCE SA
(SOFR 1 Day + 0.50%), 4.80%, 02/01/23
(b)
5,000 5,000,000
1.42%, 02/22/23
(c)
................ 7,500 7,479,457
(SOFR 1 Day + 0.60%), 4.90%, 03/03/23
(b)
5,000 5,002,175
Chariot Funding LLC, (SOFR 1 Day + 0.58%),
4.88%
,
05/31/23
(b)
................ 6,000 6,005,150
Columbia Funding Co. LLC, 4.42%
,
02/03/23
(c)
10,000 9,996,366
DZ BANK AG Deutsche Zentral-
Genossenschaftsbank, 4.31%
,
02/01/23
(c)
9,000 8,998,938
Erste Finance Delaware LLC, 4.36%
,
02/01/23
(c)
..................... 30,000 29,996,417
Fairway Finance Co. LLC
3.56%, 02/13/23
(c)
................ 6,300 6,289,783
(SOFR 1 Day + 0.63%), 4.93%, 05/16/23
(b)
(d)
......................... 5,000 5,005,547
Hydro-Quebec, 4.35%
,
02/02/23
(c)
....... 12,000 11,997,141
ING US Funding LLC
(b)
(SOFR 1 Day + 0.52%), 4.82%, 02/27/23 7,000 7,002,059
(SOFR 1 Day + 0.60%), 4.90%, 05/22/23 13,000 13,019,949
Mackinac Funding Co. LLC, 4.41%
,
02/08/23
(c)
10,000 9,990,058
Macquarie Bank Ltd.
(SOFR 1 Day + 0.57%), 4.87%, 02/01/23
(b)
5,000 5,000,000
(SOFR 1 Day + 0.60%), 4.90%, 06/22/23
(b)
10,000 10,014,825
5.21%, 10/23/23
(c)
................ 7,000 6,743,237
Matchpoint Finance plc, 3.73%
,
02/21/23
(c)
.. 2,500 2,493,401
National Australia Bank Ltd., (SOFR 1 Day +
0.58%), 4.88%
,
06/15/23
(b)
.......... 5,000 5,006,301
Old Line Funding LLC
(b)(d)
(SOFR 1 Day + 0.56%), 4.86%, 03/01/23 10,000 10,002,379
(SOFR 1 Day + 0.48%), 4.81%, 05/04/23 10,000 10,005,827
PSP Capital, Inc., 4.04%
,
08/17/23
(c)(d)
..... 5,700 5,549,395
Svenska Handelsbanken AB, (SOFR 1 Day +
0.70%), 5.00%
,
07/13/23
(b)
.......... 5,000 5,010,074
Toronto-Dominion Bank (The), (SOFR 1 Day +
0.50%), 4.80%
,
03/31/23
(b)
.......... 5,000 5,003,257
Westpac Banking Corp.
(b)
(SOFR 1 Day + 0.48%), 4.78%, 03/23/23
(d)
6,000 6,002,701
(SOFR 1 Day + 0.52%), 4.82%, 07/07/23 7,000 7,007,583
Westpac Securities NZ Ltd., (SOFR 1 Day +
0.41%), 4.71%
,
03/27/23
(b)
.......... 10,000 10,003,630
Total Commercial Paper — 23.1%
(Cost: $291,007,638) ............................. 291,057,678

BlackRock Liquid Environmentally Aware Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Pa r (000) Value
Municipal Bonds
(e)
Colorado — 0.8%
Colorado Housing and Finance Authority ,
Series 2021C-2, RB , VRDN (Federal Home
Loan Bank SBPA) , 4.35%, 02/01/23 .... USD 4,935 $ 4,935,000
Colorado Housing and Finance Authority ,
Series 2021M-2, RB , VRDN (Barclays Bank
plc SBPA) , 4.34%, 02/01/23 ......... 5,470 5,470,000
10,405,000
Other — 0.5%
(d)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 4.57%, 02/07/23 2,070 2,070,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-010, RB , VRDN
(Barclays Bank plc LOC) , 4.70%, 03/07/23 4,000 4,000,000
6,070,000
Total Municipal Bonds — 1.3%
(Cost: $16,475,000) .............................. 16,475,000
Time Deposits
Credit Agricole Corporate & Investment Bank
SA, 4.30%, 02/01/23 .............. 4,607 4,607,000
Erste Group Bank AG, 4.32%, 02/01/23 .... 23,000 23,000,000
Mizuho Bank Ltd., 4.32%, 02/01/23 ....... 13,000 13,000,000
Royal Bank of Canada, 4.32%, 02/01/23 ... 25,000 25,000,000
Skandinaviska Enskilda Banken AB,
4.32%, 02/01/23 ................. 42,000 42,000,000
Svenska Handelsbanken AB, 4.30%, 02/01/23 40,000 40,000,000
Total Time Deposits — 11.7%
(Cost: $147,607,000) ............................. 147,607,000
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Agency Obligations — 0.7%
United States International Development
Finance Corp. Variable Rate Notes
(3 Month Treasury Bill Rate + 0.00%),
4.62% ,  02/07/23
(b)
.............. USD 9,000 $ 9,000,000
Total U.S. Government Sponsored Agency Obligations — 0.7%
(Cost: $9,000,000) .............................. 9,000,000
U.S. Treasury Obligations
U.S. Treasury Bills
(c)
4.26%, 02/21/23 ................. 12,000 11,970,650
4.49%, 03/21/23 ................. 12,250 12,176,595
Total U.S. Treasury Obligations — 1.9%
(Cost: $24,146,487) .............................. 24,147,245
Total Repurchase Agreements — 39.8%
(Cost: $503,000,000) ............................. 503,000,000
Total Investments — 98.8%
(Cost: $1,248,017,073 )
(g)
.......................... 1,248,151,195
Other Assets Less Liabilities — 1.2% ................... 15,611,805
Net Assets — 100.0% ..............................
$ 1,263,763,000
(a)
Issuer is a U.S. branch of a foreign domiciled bank.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)
Cost for U.S. federal income tax purposes.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Liquid Environmentally Aware Fund
8
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.30% 01/31/23 02/01/23 $ 180,000 $ 180,000 $ 180,021,500
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.65%, due 07/28/23 to
08/20/61 ......... $ 5,265,475,688 $ 187,823,035
$ – $ –
BMO Capital Markets
Corp. .......... 4.30 01/31/23 02/01/23 120,000 120,000 120,014,333
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
6.30%, due 07/25/23 to
11/20/72 ......... 936,732,861 126,000,000
$ – $ –
Citigroup Global Markets,
Inc. ........... 4.31 01/31/23 02/01/23 120,000 120,000 120,014,367
U.S. Treasury
Obligation, 3.88%, due
11/30/29 ......... 119,958,900 122,400,097
$ – $ –
JP Morgan Securities
LLC ........... 4.30 01/31/23 02/01/23 83,000 83,000 83,009,914
U.S. Government
Sponsored Agency
Obligation, 2.50%, due
08/20/51 ......... 109,407,848 84,660,001
$ – $ –
$ 503,000 $ 520,883,133
$ – $ –
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 256,864,272 $ — $ 256,864,272
Commercial Paper ....................................... — 291,057,678 — 291,057,678
Municipal Bonds ......................................... — 16,475,000 — 16,475,000
Repurchase Agreements ................................... — 503,000,000 — 503,000,000
Time Deposits .......................................... — 147,607,000 — 147,607,000
U.S. Government Sponsored Agency Obligations ................... — 9,000,000 — 9,000,000
U.S. Treasury Obligations ................................... — 24,147,245 — 24,147,245
$ — $ 1,248,151,195 $ — $ 1,248,151,195

Statement of Assets and Liabilities
(unaudited)

January 31, 2023
9
Financial Statements
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 745,151,195
Cash ............................................................................................................. 13,048,860
Repurchase agreements, at value
(b)
......................................................................................... 503,000,000
Receivables: –
Capital shares sold ................................................................................................... 1,759,591
Interest — unaffiliated ................................................................................................. 2,288,521
From the Manager ................................................................................................... 46,198
Prepaid expenses ..................................................................................................... 92,220
Total assets .........................................................................................................
1,265,386,585
LIABILITIES
Payables: –
Administration fees ................................................................................................... 65,377
Capital shares redeemed ............................................................................................... 56,266
Income dividend distributions ............................................................................................ 1,270,499
Investment advisory fees .............................................................................................. 101,995
Trustees' and Officer's fees ............................................................................................. 1,709
Professional fees .................................................................................................... 30,592
Service fees ....................................................................................................... 244
Other accrued expenses ............................................................................................... 96,903
Total liabilities ........................................................................................................
1,623,585
NET ASSETS ........................................................................................................
$ 1,263,763,000
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,263,602,349
Accumulated earnings .................................................................................................. 160,651
NET ASSETS ........................................................................................................
$ 1,263,763,000
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 745,017,073
(b)
  Repurchase agreements, at cost ......................................................................................... $ 503,000,000

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 505,922,898
Shares outstanding ...................................................................................................
505,747,629
Net asset value ......................................................................................................
$ 1.0003
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Bancroft Capital
Net assets ..........................................................................................................
$ 50,995
Shares outstanding ...................................................................................................
50,978
Net asset value ......................................................................................................
$ 1.0003
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Cabrera Capital Markets
Net assets ..........................................................................................................
$ 176,063
Shares outstanding ...................................................................................................
176,002
Net asset value ......................................................................................................
$ 1.0003
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Direct
Net assets ..........................................................................................................
$ 720,888,302
Shares outstanding ...................................................................................................
720,609,163
Net asset value ......................................................................................................
$ 1.0004
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Great Pacific
Net assets ..........................................................................................................
$ 438,378
Shares outstanding ...................................................................................................
438,229
Net asset value ......................................................................................................
$ 1.0003
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Mischler Financial Group
Net assets ..........................................................................................................
$ 35,030,172
Shares outstanding ...................................................................................................
35,016,498
Net asset value ......................................................................................................
$ 1.0004
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Penserra
Net assets ..........................................................................................................
$ 51,004
Shares outstanding ...................................................................................................
50,986
Net asset value ......................................................................................................
$ 1.0004
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 1,205,188
Shares outstanding ...................................................................................................
1,204,742
Net asset value ......................................................................................................
$ 1.0004
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended January 31, 2023
11
Financial Statements
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 19,969,757
Total investment income .................................................................................................
19,969,757
EXPENSES
Investment advisory .................................................................................................. 567,734
Administration — class specific .......................................................................................... 333,429
Registration ....................................................................................................... 78,463
Professional ....................................................................................................... 46,449
Printing and postage ................................................................................................. 44,069
Accounting services .................................................................................................. 37,256
Custodian ......................................................................................................... 16,873
Trustees and Officer .................................................................................................. 8,130
Transfer agent — class specific .......................................................................................... 1,335
Service — class specific ............................................................................................... 839
Miscellaneous ...................................................................................................... 37,739
Total expenses .......................................................................................................
1,172,316
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (268,980)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (1,335)
Total expenses after fees waived and/or reimbursed ..............................................................................
902,001
Net investment income ..................................................................................................
19,067,756
REALIZED AND UNREALIZED GAIN (LOSS) $ 788,322
Net realized gain from investments ........................................................................................ 255
Net change in unrealized appreciation on investments ........................................................................... 788,067
Net realized and unrea lized gain ...........................................................................................
788,322
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 19,856,078

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Liquid Environmentally Aware
Fund
Six Months Ended
01/31/23 (unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 19,067,756  $ 3,843,473
Net realized gain .................................................................................. 255  888
Net change in unrealized appreciation (depreciation) .......................................................... 788,067  (769,454)
Net increase in net assets resulting from operations ............................................................. 19,856,078  3,074,907
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (5,914,820) (771,564)
Bancroft Capital ................................................................................. (842) (156)
Cabrera Capital Markets ........................................................................... (916) (156)
Direct ........................................................................................ (12,927,297) (3,160,019)
Great Pacific ................................................................................... (3,083) (132)
Mischler Financial Group ........................................................................... (208,595) (54,426)
Penserra ...................................................................................... (842) (149)
Investor A ..................................................................................... (11,548) (696)
Decrease in net assets resulting from distributions to shareholders ................................................... (19,067,943) (3,987,298)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 161,464,797  (113,517,566)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 162,252,932  (114,429,957)
Beginning of period .................................................................................. 1,101,510,068  1,215,940,025
End of period ......................................................................................
$ 1,263,763,000  $ 1,101,510,068
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
2
BlackRock Liquid Environmentally Aware Fund
Institutional
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ..............................
$ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001  $ 1.0000
Net investment income
(b)
......................................
0.0175  0.0032  0.0005  0.0116  0.0072
Net realized and unrealized gain (loss) .............................
(0.0002)
(c)
(0.0008) (0.0003) 0.0021  0.0002
Net increase from investment operations ............................. 0.0173  0.0024  0.0002  0.0137  0.0074
Distributions
(d)
– – – – –
From net investment income ...................................
(0.0167) (0.0032) (0.0006) (0.0128) (0.0073)
From net realized gain ........................................
—  —  (0.0001) (0.0000)
(e)
—
Total distributions ............................................ (0.0167) (0.0032) (0.0007) (0.0128) (0.0073)
Net asset value, end of period ................................... $ 1.0003  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Total Return
(f)
— — — — —
Based on net asset value ....................................... 1.74%
(g)
0.24% 0.02% 1.38% 0.75%
(g)
Ratios to Average Net Assets
Total expenses ..............................................
0.25%
(h)
0.26% 0.24% 0.28% 0.30%
(h)(i)
Total expenses after fees waived and/or reimbursed .....................
0.20%
(h)
0.16% 0.17% 0.21% 0.19%
(h)
Net investment income ........................................
3.46%
(h)
0.32% 0.05% 1.16% 2.30%
(h)
Supplemental Data
Net assets, end of period (000) ................................... $ 505,923  $ 240,465  $ 322,578  $ 227,698  $ 65,788
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
(i)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.37%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
14
BlackRock Liquid Environmentally
Aware Fund
Bancroft Capital
Six Months
Ended
01/31/23
(unaudited)
Period from
10/29/21
(a)
to 07/31/22
Net asset value, beginning of period ........................................................................
$ 0.9997  $ 1.0004
Net investment income
(b)
................................................................................
0.0167  0.0030
Net realized and unrealized gain (loss) .......................................................................
0.0006  (0.0006)
Net increase from investment operations ....................................................................... 0.0173  0.0024
Distributions from net investment income
(c)
................................................................... (0.0167) (0.0031)
Net asset value, end of period ............................................................................. $ 1.0003  $ 0.9997
Total Return
(d)
— —
Based on net asset value ................................................................................. 1.74%
(e)
0.24%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.33%
(f)
0.32%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.20%
(f)
0.18%
(f)
Net investment income ..................................................................................
3.31%
(f)
0.40%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 51  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Liquid Environmentally
Aware Fund
Cabrera Capital Markets
Six Months
Ended
01/31/23
(unaudited)
Period from
10/29/21
(a)
to 07/31/22
Net asset value, beginning of period ........................................................................
$ 0.9997  $ 1.0004
Net investment income
(b)
................................................................................
0.0170  0.0030
Net realized and unrealized gain (loss) .......................................................................
0.0003  (0.0006)
Net increase from investment operations ....................................................................... 0.0173  0.0024
Distributions from net investment income
(c)
................................................................... (0.0167) (0.0031)
Net asset value, end of period ............................................................................. $ 1.0003  $ 0.9997
Total Return
(d)
— —
Based on net asset value ................................................................................. 1.74%
(e)
0.24%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.32%
(f)
0.32%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.20%
(f)
0.18%
(f)
Net investment income ..................................................................................
3.37%
(f)
0.40%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 176  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
16
BlackRock Liquid Environmentally Aware Fund
Direct
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period .............................
$ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001  $ 1.0000
Net investment income
(b)
.....................................
0.0167  0.0034  0.0010  0.0125  0.0076
Net realized and unrealized gain (loss) ............................
0.0010  (0.0007) (0.0005) 0.0021  0.0001
Net increase from investment operations ............................ 0.0177  0.0027  0.0005  0.0146  0.0077
Distributions
(c)
– – – – –
From net investment income ..................................
(0.0170) (0.0035) (0.0009) (0.0137) (0.0076)
From net realized gain .......................................
—  —  (0.0001) (0.0000)
(d)
—
Total distributions ........................................... (0.0170) (0.0035) (0.0010) (0.0137) (0.0076)
Net asset value, end of period .................................. $ 1.0004  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Total Return
(e)
— — — — —
Based on net asset value ...................................... 1.78%
(f)
0.27% 0.06% 1.47% 0.78%
(f)
Ratios to Average Net Assets
Total expenses .............................................
0.19%
(g)
0.19% 0.18% 0.19% 0.22%
(g)(h)
Total expenses after fees waived and/or reimbursed ....................
0.14%
(g)
0.13% 0.14% 0.12% 0.09%
(g)
Net investment income .......................................
3.31%
(g)
0.34% 0.10% 1.25% 2.45%
(g)
Supplemental Data
Net assets, end of period (000) .................................. $ 720,888  $ 850,305  $ 893,026  $ 886,881  $ 333,890
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.29%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Liquid Environmentally
Aware Fund
Great Pacific
Six Months
Ended
01/31/23
(unaudited)
Period from
05/02/22
(a)
to 07/31/22
Net asset value, beginning of period ........................................................................
$ 0.9996  $ 0.9996
Net investment income
(b)
................................................................................
0.0198  0.0026
Net realized and unrealized loss ...........................................................................
(0.0024)
(c)
0.0000
(d)
Net increase from investment operations ....................................................................... 0.0174  0.0026
Distributions from net investment income
(e)
................................................................... (0.0167) (0.0026)
Net asset value, end of period ............................................................................. $ 1.0003  $ 0.9996
Total Return
(f)
— —
Based on net asset value ................................................................................. 1.75%
(g)
0.26%
(g)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.26%
(h)
0.27%
(h)
Total expenses after fees waived and/or reimbursed ...............................................................
0.20%
(h)
0.20%
(h)
Net investment income ..................................................................................
3.93%
(h)
1.06%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 438  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Amount is less than $0.00005 per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
18
BlackRock Liquid Environmentally Aware Fund
Mischler Financial Group
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Period from
05/20/21
(a)
to 07/31/21
Net asset value, beginning of period ..........................................................
$ 0.9997  $ 1.0005  $ 1.0005
Net investment income
(b)
..................................................................
0.0175  0.0027  0.0000
(c)
Net realized and unrealized loss .............................................................
(0.0001)
(d)
(0.0003) 0.0000
(c)(d)
Net increase from investment operations ......................................................... 0.0174  0.0024  0.0000
Distributions from net investment income
(e)
..................................................... (0.0167) (0.0032) (0.0000)
(f)
Net asset value, end of period ............................................................... $ 1.0004  $ 0.9997  $ 1.0005
Total Return
(g)
— — —
Based on net asset value ................................................................... 1.75%
(h)
0.24% 0.00%
(h)(i)
Ratios to Average Net Assets
Total expenses ..........................................................................
0.25%
(j)
0.25% 0.26%
(j)
Total expenses after fees waived and/or reimbursed .................................................
0.20%
(j)
0.17% 0.14%
(j)
Net investment income ....................................................................
3.47%
(j)
0.27% 0.02%
(j)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 35,030  $ 10,023  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.00005 per share.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Amount is greater than $(0.00005) per share.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Amount is less than 0.005%.
(j)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock Liquid Environmentally
Aware Fund
Penserra
Six Months
Ended
01/31/23
(unaudited)
Period from
01/21/22
(a)
to 07/31/22
Net asset value, beginning of period ........................................................................
$ 0.9997  $ 1.0001
Net investment income
(b)
................................................................................
0.0167  0.0030
Net realized and unrealized gain (loss) .......................................................................
0.0007  (0.0004)
Net increase from investment operations ....................................................................... 0.0174  0.0026
Distributions from net investment income
(c)
................................................................... (0.0167) (0.0030)
Net asset value, end of period ............................................................................. $ 1.0004  $ 0.9997
Total Return
(d)
— —
Based on net asset value ................................................................................. 1.75%
(e)
0.26%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.32%
(f)
0.32%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.20%
(f)
0.19%
(f)
Net investment income ..................................................................................
3.31%
(f)
0.57%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 51  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
20
BlackRock Liquid Environmentally Aware Fund
Investor A
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period .............................
$ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001  $ 1.0000
Net investment income
(b)
.....................................
0.0172  0.0024  0.0004  0.0098  0.0066
Net realized and unrealized gain (loss) ............................
(0.0011)
(c)
(0.0008) (0.0004) 0.0015  0.0001
Net increase from investment operations ............................ 0.0161  0.0016  0.0000  0.0113  0.0067
Distributions
(d)
– – – – –
From net investment income ..................................
(0.0154) (0.0024) (0.0004) (0.0104) (0.0066)
From net realized gain .......................................
—  —  (0.0001) (0.0000)
(e)
—
Total distributions ........................................... (0.0154) (0.0024) (0.0005) (0.0104) (0.0066)
Net asset value, end of period .................................. $ 1.0004  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Total Return
(f)
— — — — —
Based on net asset value ...................................... 1.62%
(g)
0.16% 0.00%
(h)
1.13% 0.67%
(g)
Ratios to Average Net Assets
Total expenses .............................................
0.55%
(i)
0.63% 0.61% 0.56% 0.58%
(i)(j)
Total expenses after fees waived and/or reimbursed ....................
0.45%
(i)
0.25% 0.19% 0.45% 0.44%
(i)
Net investment income .......................................
3.44%
(i)
0.24% 0.04% 0.98% 2.10%
(i)
Supplemental Data
Net assets, end of period (000) .................................. $ 1,205  $ 518  $ 286  $ 351  $ 252
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.65%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Liquid Environmentally Aware Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Direct Shares are generally only available to investors on eligible electronic platforms. Bancroft Capital Shares are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are only available to clients of Penserra Securities LLC and its affiliates. Great Pacific Shares are only available to clients of Great Pacific Securities and its affiliates. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor
A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
If you are no longer a client of Bancroft Capital, LLC, you are not eligible to hold Bancroft Capital Shares and any Bancroft Capital Shares you hold will be converted to Institutional
Shares of the Fund.
(b)
If you are no longer a client of Cabrera Capital Markets LLC, you are not eligible to hold Cabrera Capital Markets Shares and any Cabrera Capital Markets Shares you hold will be converted to Institutional Shares of the Fund.
(c)
If you are no longer a client of Great Pacific Securities LLC, you are not eligible to hold Great Pacific Shares and any Great Pacific Shares you hold will be converted to Institutional
Shares of the Fund.
(d)
If you are no longer a client of Mischler Financial Group, Inc., you are not eligible to hold Mischler Financial Group Shares and any Mischler Financial Group Shares you hold will be converted to Institutional Shares of the Fund.
(e)
If you are no longer a client of Penserra Securities LLC, you are not eligible to hold Penserra Shares and any Penserra Shares you hold will be converted to Institutional Shares of the
Fund.
The Fund prices and transacts its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings
(i.e., at a “floating” NAV).
The Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining interest holders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional ............................................... No No None
Bancroft Capital ............................................. No No None
(a)
Cabrera Capital Markets ....................................... No No None
(b)
Direct ................................................... No No None
Great Pacific ............................................... No No None
(c)
Mischler Financial Group No No None
(d)
Penserra ................................................. No No None
(e)
Investor A ................................................ No No None

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
22
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result,

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Fund’s net assets.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “sub-adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Investor A shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2023, the class specific service fees borne directly by Investor A Shares were $839.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the
Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.10% of the average daily net assets for Institutional Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares, Great Pacific Shares, Mischler Financial Group Shares, Penserra Shares and
Investor A Shares and 0.04% of the average daily net assets for Direct Shares.
For the six months ended January 31, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2023, the Fund did not pay any amounts to affiliates in return for these services.
For the six months ended January 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous
Other Expenses (“expense limitation”) through June 30, 2033. Miscellaneous other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.00% for the Institutional Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares,
Direct Shares, Mischler Financial Group Shares, Penserra Shares, Investor A Shares and Great Pacific Shares.
For the six months, the Manager waived and/or reimbursed $268,980, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as transfer agent fees waived and/or reimbursed by the Manager — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.
Institutional
Bancroft
Capital
Cabrera
Capital
Markets Direct Great Pacific
Mischler
Financial
Group Penserra Investor A Total
Administration fees -
class specific ...... $ 170,718 $ 26 $ 27 $ 156,205 $ 79 $ 6,013 $ 26 $ 335 $ 333,429
Institutional
Bancroft
Capital
Cabrera
Capital
Markets Direct Great Pacific
Mischler
Financial
Group Penserra Investor A Total
Transfer agent fees -
class specific ...... $ 954 $ 19 $ 19 $ 82 $ 11 $ 49 $ 18 $ 183 $ 1,335

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
24
For the six months ended January 31, 2023, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional ....................................................................................................... $ 954
Bancroft Capital .................................................................................................... 19
Cabrera Capital Markets .............................................................................................. 19
Direct ........................................................................................................... 82
Great Pacific ...................................................................................................... 11
Mischler Financial Group .............................................................................................. 49
Penserra ........................................................................................................ 18
Investor A ........................................................................................................ 183
$ 1,335

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for the Fund were transacted at each class’s floating NAV per share calculated to four decimal places.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
26
Transactions in capital shares for each class were as follows:
(a)
Commenced operations on October 29, 2021.
(b)
Commenced operations on May 2, 2022.
(c)
Commenced operations on May 20, 2021.
(d)
Commenced operations on January 21, 2022.
As of January 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Liquid Environmentally Aware Fund
Institutional
Shares sold .............................................
321,438,908 $ 321,461,005 297,813,139 $ 297,831,196
Shares issued in reinvestment of distributions ........................
5,156,276 5,156,745 676,175 675,963
Shares redeemed .........................................
(61,398,675) (61,399,682) (380,362,815) (380,454,380)
265,196,509 $ 265,218,068 (81,873,501) $ (81,947,221)
Bancroft Capital
(a)
Shares sold .............................................
— $ — 49,980 $ 50,000
Shares issued in reinvestment of distributions ........................
842 842 156 156
842 $ 842 50,136 $ 50,156
Cabrera Capital Markets
(a)
Shares sold .............................................
124,950 $ 124,994 49,980 $ 50,000
Shares issued in reinvestment of distributions ........................
916 916 156 156
125,866 $ 125,910 50,136 $ 50,156
Direct
Shares sold .............................................
6,045,096 $ 6,043,282 107,102,532 $ 107,072,975
Shares issued in reinvestment of distributions ........................
9,043,061 9,044,020 2,046,033 2,045,505
Shares redeemed .........................................
(145,055,297) (145,042,582) (151,166,655) (151,114,162)
(129,967,140) $ (129,955,280) (42,018,090) $ (41,995,682)
Great Pacific
(b)
Shares sold .............................................
384,994 $ 385,000 50,020 $ 50,000
Shares issued in reinvestment of distributions ........................
3,083 3,083 132 132
388,077 $ 388,083 50,152 $ 50,132
Mischler Financial Group
(c)
Shares sold .............................................
24,990,004 $ 24,998,847 24,980,017 $ 24,993,128
Shares issued in reinvestment of distributions ........................
842 842 160 160
Shares redeemed .........................................
— — (15,004,502) (15,000,382)
24,990,846 $ 24,999,689 9,975,675 $ 9,992,906
Penserra
(d)
Shares sold .............................................
— $ — 49,995 $ 50,000
Shares issued in reinvestment of distributions ........................
842 842 149 149
842 $ 842 50,144 $ 50,149
Investor A
Shares sold and automatic conversion of shares ......................
1,233,379 $ 1,233,198 257,071 $ 256,995
Shares issued in reinvestment of distributions ........................
7,313 7,313 98 98
Shares redeemed .........................................
(553,888) (553,868) (25,240) (25,255)
686,804 $ 686,643 231,929 $ 231,838
161,422,646 $ 161,464,797 (113,483,419) $ (113,517,566)
Institutional ....................................................................................................... 253,456
Direct ........................................................................................................... 14,856,422
Investor A ........................................................................................................ 253,048

Additional Information
27
Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
28
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
29
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
LEAF-1/23-SAR

JANUARY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Short Obligations Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-
grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities (MSCI
Europe, Australasia, Far
East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.46 (5.22)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Short Obligations Fund
Investment Objective
BlackRock Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2023, the Fund’s Institutional and Class K Shares outperformed its benchmark, the ICE BofA 6-Month U.S. Treasury Bill Index, while the Fund’s Investor A Shares performed in-line.
What factors influenced performance?
The Fund’s below benchmark stance with respect to overall portfolio duration and corresponding interest rate sensitivity proved additive to performance as the Fed moved to aggressively raise its benchmark overnight lending rate. In addition, security selection aided relative return, most notably an allocation to floating rate instruments with payments tied to the Secured Overnight Financing Rate (“SOFR”).
Investor outflows from the Fund in a rising interest rate environment weighed on performance relative to the benchmark. The Fund’s positioning along the yield curve also detracted from relative performance.
The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
The Fund sought to capture higher reinvestment rates by concentrating purchases in short-term commercial paper, which experienced steady increases in yield, and by selectively adding duration with both fixed and floating rate investment grade corporate purchases at attractive yields.
Describe portfolio positioning at period end.
At period end, the Fund was positioned with a below benchmark duration and corresponding interest rate sensitivity in anticipation of further Fed interest rate increases. In this vein, more than half of Fund assets were investing in floating rate securities, and more than one-third of assets were held in SOFR-linked floaters which reset daily and allow the Fund’s yield to benefit from rate hikes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
Standardized
30-Day Yields
(c)
Unsubsidized
30-Day Yields
(c)
6-Month Total
Returns 1 Year 5 Years 10 Years
Institutional ....................................... 4.47% 4.36% 1.67% 1.42% 1.49% 1.14%
Investor A ........................................ 4.25 4.13 1.56 1.08 1.25 0.88
Class K ......................................... 4.55 4.41 1.71 1.39 1.54 1.21
ICE BofA 6-Month U.S. Treasury Bill Index
(d)
............... — — 1.59 1.70 1.43 0.94
(a)
See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.
(c)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(d)
An unmanaged index that tracks 6-month U.S. Treasury securities. On March 1, 2021 the Fund began to track the 4pm pricing variant of ICE BofA 6-Month U.S. Treasury Bill Index (the “Index” ).
Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.

Fund Summary
as of January 31, 2023 (continued)
5
Fund Summary
BlackRock Short Obligations Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,016.70 $ 1.37 $ 1,000.00 $ 1,023.84 $ 1.38 0.27%
Investor A ................................ 1,000.00 1,015.60 2.54 1,000.00 1,022.68 2.55 0.50
Class K .................................. 1,000.00 1,017.10 1.02 1,000.00 1,024.20 1.02 0.20
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Corporate Bonds .................................... 55.6%
Commercial Paper ................................... 18.2
Repurchase Agreements ............................... 10.1
Certificates of Deposit ................................. 7.8
Municipal Bonds .................................... 4.9
Asset-Backed Securities ............................... 2.6
Foreign Government Obligations ......................... 0.9
Money Market Funds ................................. 0.0
(a)
Liabilities in Excess of Other Assets ....................... (0.1)
MATURITY BREAKDOWN
Percent of
Net Assets
1-7 days .......................................... 6.5%
8-14 days ......................................... 4.7
15-30 days ........................................ 6.8
31-60 days ........................................ 9.9
61-90 days ........................................ 4.3
91-120 days ....................................... 6.1
121-150 days ...................................... 2.4
>150 days ........................................ 59.3
(a)
Represents less than 0.1% of the Fund's net assets.

About Fund Performance
2023
BlackRock Semi-Annual Report to Shareholders
6
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Institutional Shares performance shown prior to the Institutional Shares inception date of July 9, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class
K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Short Obligations Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 . USD 5,000 $ 5,073,284
BMW Vehicle Owner Trust, Series 2022-A,
Class A2A, 2.52%, 12/26/24 ......... 4,567 4,518,249
Carmax Auto Owner Trust
Series 2022-4, Class A2A, 5.34%, 12/15/25 4,509 4,521,212
Series 2023-1, Class A2A, 5.23%, 01/15/26 4,800 4,797,753
Chase Issuance Trust, Series 2022-A1, Class
A, 3.97%, 09/15/27 ............... 4,700 4,651,853
Ford Credit Auto Lease Trust, Series 2023-A,
Class A2A, 5.19%, 06/15/25 ......... 1,039 1,038,347
Ford Credit Auto Owner Trust
Series 2022-A, Class A2, 0.73%, 09/15/24 2,522 2,495,697
Series 2022-B, Class A2A, 3.44%, 02/15/25 3,461 3,434,074
Hyundai Auto Lease Securitization Trust
(a)
Series 2021-C, Class A2, 0.24%, 01/16/24 1,944 1,935,966
Series 2022-B, Class A2A, 2.75%, 10/15/24 6,271 6,194,458
Series 2022-C, Class A2A, 4.34%, 01/15/25 853 848,082
Series 2023-A, Class A2A, 5.20%, 04/15/25 2,775 2,774,806
Nissan Auto Receivables Owner Trust, Series
2022-B, Class A2, 4.50%, 08/15/25 ..... 3,540 3,524,368
Toyota Auto Receivables Owner Trust, Series
2022-B, Class A2A, 2.35%, 01/15/25 ... 3,324 3,287,328
Total Asset-Backed Securities — 2.6%
(Cost: $49,300,801) .............................. 49,095,477
Corporate Bonds
Aerospace & Defense — 0.1%
Lockheed Martin Corp., 4.95%, 10/15/25 .. 2,220 2,254,333
Automobiles — 3.7%
(a)
BMW US Capital LLC
0.80%, 04/01/24 ................. 2,680 2,559,508
(SOFR Index + 0.53%), 4.84%, 04/01/24
(b)
15,615 15,565,403
(SOFR Index + 0.38%), 4.72%, 08/12/24
(b)
17,735 17,610,906
Hyundai Capital America, 2.38%, 02/10/23 . 12,340 12,330,422
Mercedes-Benz Finance North America LLC,
0.75%, 03/01/24 ................ 16,690 15,949,615
Volkswagen Group of America Finance LLC,
(SOFR 1 Day + 0.95%), 5.28%, 06/07/24
(b)
5,140 5,135,256
69,151,110
Banks — 12.7%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................ 3,245 3,280,713
Banco Santander SA
3.89%, 05/24/24 ................. 6,800 6,699,459
0.70%, 06/30/24
(b)
................ 6,800 6,658,424
Bank of America Corp., (SOFR 1 Day + 0.41%),
0.52%, 06/14/24
(b)
............... 15,915 15,627,746
Banque Federative du Credit Mutuel SA,
4.94%, 01/26/26
(a)
............... 4,800 4,796,323
Citigroup, Inc., (SOFR 1 Day + 1.37%), 4.14%,
05/24/25
(b)
.................... 2,025 2,002,111
Cooperatieve Rabobank UA, 3.88%, 08/22/24 6,100 6,026,991
HSBC Holdings plc, 1.16%, 11/22/24
(b)
.... 3,785 3,649,344
JPMorgan Chase & Co.
(b)
(SOFR 1 Day + 0.58%), 0.70%, 03/16/24 5,000 4,970,844
(SOFR 1 Day + 0.58%), 4.90%, 03/16/24 20,000 20,004,140
(SOFR 1 Day + 0.98%), 3.85%, 06/14/25 6,600 6,484,500
KeyBank NA
(SOFR Index + 0.32%), 0.43%, 06/14/24
(b)
6,000 5,878,841
(SOFR Index + 0.32%), 4.64%, 06/14/24
(b)
14,355 14,318,179
4.15%, 08/08/25 ................. 2,050 2,026,443
Security
Par (000)
Par (000) Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
4.79%, 07/18/25 ............... USD 9,410 $ 9,361,212
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
5.06%, 09/12/25 ............... 5,895 5,887,792
Nordea Bank Abp
(a)
1.00%, 06/09/23 ................. 4,255 4,197,182
3.60%, 06/06/25 ................. 4,425 4,300,874
4.75%, 09/22/25 ................. 6,100 6,095,318
PNC Financial Services Group, Inc. (The),
(SOFR Index + 1.09%), 5.67%, 10/28/25
(b)
5,450 5,522,740
Societe Generale SA, 4.35%, 06/13/25
(a)
... 5,000 4,921,022
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24 ................. 3,380 3,237,419
5.46%, 01/13/26 ................. 4,800 4,875,404
Sumitomo Mitsui Trust Bank Ltd.
(a)
0.80%, 09/12/23 ................. 11,306 11,014,637
0.80%, 09/16/24 ................. 8,000 7,455,047
(SOFR 1 Day + 0.44%), 4.76%, 09/16/24
(b)
10,000 9,960,474
Svenska Handelsbanken AB, 3.65%, 06/10/25
(a)
6,600 6,427,588
Swedbank AB, 0.60%, 09/25/23
(a)
....... 4,000 3,883,040
Truist Bank
1.25%, 03/09/23 ................. 10,000 9,964,221
(SOFR 1 Day + 0.20%), 4.51%, 01/17/24
(b)
20,000 19,948,493
Westpac Banking Corp.
5.35%, 10/18/24 ................. 5,500 5,569,774
1.02%, 11/18/24 ................. 2,395 2,247,322
(SOFR 1 Day + 0.30%), 4.63%, 11/18/24
(b)
8,985 8,952,563
236,246,180
Beverages — 1.5%
Coca-Cola Europacific Partners plc, 0.50%,
05/05/23
(a)
.................... 28,000 27,682,814
Capital Markets — 6.6%
Bank of New York Mellon Corp. (The), (SOFR 1
Day + 0.57%), 3.43%, 06/13/25
(b)
...... 6,600 6,487,665
Credit Suisse AG
1.00%, 05/05/23 ................. 5,000 4,940,273
0.50%, 02/02/24 ................. 2,670 2,508,744
(SOFR Index + 0.39%), 4.73%, 02/02/24
(b)
15,000 14,665,830
Deutsche Bank AG
Series E, 0.96%, 11/08/23 .......... 9,000 8,726,780
Series E, (SOFR 1 Day + 0.50%), 4.84%,
11/08/23
(b)
................... 13,175 13,135,406
4.16%, 05/13/25 ................. 3,900 3,849,573
Goldman Sachs Group, Inc. (The), 1.22%,
12/06/23 ..................... 4,000 3,876,618
Macquarie Bank Ltd., (SOFR 1 Day + 0.30%),
4.61%, 04/06/23
(a)(b)
.............. 5,000 5,000,495
Morgan Stanley
(b)
(SOFR 1 Day + 0.47%), 4.82%, 11/10/23 15,000 14,992,650
(SOFR 1 Day + 0.46%), 4.77%, 01/25/24 8,000 7,992,152
Morgan Stanley & Co. LLC, 0.73%, 04/05/24
(b)
10,000 9,913,319
UBS AG
(a)
(SOFR 1 Day + 0.32%), 4.65%, 06/01/23
(b)
7,525 7,525,075
(SOFR 1 Day + 0.36%), 4.70%, 02/09/24
(b)
5,000 4,996,472
0.70%, 08/09/24 ................. 3,680 3,452,350
(SOFR 1 Day + 0.45%), 4.79%, 08/09/24
(b)
6,775 6,766,660
1.38%, 01/13/25 ................. 4,430 4,154,495
122,984,557

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
Ecolab, Inc., 0.90%, 12/15/23 ......... USD 2,695 $ 2,600,559
Sherwin-Williams Co. (The), 4.05%, 08/08/24 2,775 2,743,443
5,344,002
Consumer Finance — 4.4%
American Express Co., 3.38%, 05/03/24 ... 2,695 2,648,615
American Honda Finance Corp.
(LIBOR USD 3 Month + 0.15%), 4.81%,
02/22/23
(b)
................... 4,705 4,704,752
0.88%, 07/07/23 ................. 838 823,831
(LIBOR USD 3 Month + 0.42%), 5.15%,
09/08/23
(b)
................... 5,790 5,798,413
0.75%, 08/09/24 ................. 2,040 1,922,600
Capital One Financial Corp., (SOFR 1 Day +
1.37%), 4.17%, 05/09/25
(b)
.......... 6,800 6,689,197
Caterpillar Financial Services Corp.
0.60%, 09/13/24 ................. 6,730 6,322,547
(SOFR 1 Day + 0.27%), 4.59%, 09/13/24
(b)
12,325 12,292,338
Hyundai Capital Services, Inc., 0.75%,
09/15/23
(a)
.................... 15,000 14,510,855
John Deere Capital Corp., 3.40%, 06/06/25 . 4,310 4,207,123
PACCAR Financial Corp., 3.15%, 06/13/24 . 2,955 2,900,511
Toyota Motor Credit Corp.
(SOFR 1 Day + 0.20%), 4.50%, 02/13/23
(b)
13,366 13,365,432
4.40%, 09/20/24 ................. 5,000 4,976,140
81,162,354
Diversified Financial Services — 1.8%
LSEGA Financing plc, 0.65%, 04/06/24
(a)
.. 3,120 2,954,847
National Rural Utilities Cooperative Finance
Corp., Series D, (SOFR 1 Day + 0.33%),
4.64%, 10/18/24
(b)
............... 5,000 4,941,104
NTT Finance Corp.
(a)
0.58%, 03/01/24 ................. 6,005 5,727,346
4.14%, 07/26/24 ................. 1,120 1,107,451
Siemens Financieringsmaatschappij NV,
(SOFR 1 Day + 0.43%), 4.76%, 03/11/24
(a)(b)
18,980 18,975,837
33,706,585
Diversified Telecommunication Services — 1.5%
Bell Telephone Co. of Canada, Series US-3,
0.75%, 03/17/24 ................ 8,000 7,636,418
Verizon Communications, Inc.
0.75%, 03/22/24 ................. 3,325 3,174,365
(SOFR Index + 0.50%), 4.82%, 03/22/24
(b)
16,955 16,918,452
27,729,235
Electric Utilities — 4.8%
Duke Energy Corp., (SOFR 1 Day + 0.25%),
4.58%, 06/10/23
(b)
............... 13,375 13,360,852
Eversource Energy, Series T, (SOFR Index +
0.25%), 4.59%, 08/15/23
(b)
.......... 19,015 18,974,311
Florida Power & Light Co.
(b)
(SOFR Index + 0.25%), 4.59%, 05/10/23 5,120 5,114,777
(SOFR Index + 0.38%), 4.69%, 01/12/24 2,505 2,499,266
NextEra Energy Capital Holdings, Inc.
(b)
(SOFR Index + 0.54%), 4.87%, 03/01/23 9,305 9,305,265
(SOFR Index + 0.40%), 4.74%, 11/03/23 20,000 19,972,000
PPL Electric Utilities Corp.
(b)
(LIBOR USD 3 Month + 0.25%), 4.97%,
09/28/23 .................... 10,450 10,409,916
(SOFR 1 Day + 0.33%), 4.65%, 06/24/24 8,080 7,986,298
Wisconsin Public Service Corp., 5.35%,
11/10/25 ..................... 2,720 2,767,403
90,390,088
Food & Staples Retailing — 0.4%
Walmart, Inc., 3.90%, 09/09/25 ........ 7,000 6,962,828
Security
Par (000)
Par (000) Value
Food Products — 1.9%
Cargill, Inc., 4.88%, 10/10/25
(a)
......... USD 5,185 $ 5,217,748
Hormel Foods Corp., 0.65%, 06/03/24 .... 5,565 5,277,360
Nestle Holdings, Inc.
(a)
0.61%, 09/14/24 ................. 15,000 14,073,364
4.00%, 09/12/25 ................. 6,200 6,133,631
Unilever Capital Corp., 0.63%, 08/12/24 ... 4,635 4,366,888
35,068,991
Gas Utilities — 1.3%
Atmos Energy Corp., (LIBOR USD 3 Month +
0.38%), 5.10%, 03/09/23
(b)
.......... 23,770 23,768,719
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.
0.55%, 05/15/24 ................. 8,030 7,622,796
5.00%, 10/15/24 ................. 6,000 6,060,617
13,683,413
Hotels, Restaurants & Leisure — 0.2%
Starbucks Corp., (SOFR Index + 0.42%),
4.76%, 02/14/24
(b)
............... 3,490 3,481,483
Insurance — 4.5%
(a)
Brighthouse Financial Global Funding
(SOFR 1 Day + 0.31%), 4.64%, 02/24/23
(b)
13,655 13,652,985
1.20%, 12/15/23 ................. 5,000 4,820,394
MassMutual Global Funding II, 4.15%, 08/26/25 2,238 2,209,506
Metropolitan Life Global Funding I, (SOFR 1
Day + 0.32%), 4.63%, 01/07/24
(b)
...... 20,000 19,954,325
New York Life Global Funding
3.15%, 06/06/24 ................. 3,360 3,289,671
(SOFR Index + 0.43%), 4.76%, 06/06/24
(b)
3,655 3,657,693
3.60%, 08/05/25 ................. 6,200 6,041,095
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ..................... 6,400 6,310,955
Principal Life Global Funding II
0.75%, 08/23/24 ................. 705 660,771
(SOFR 1 Day + 0.38%), 4.71%, 08/23/24
(b)
680 672,574
Protective Life Global Funding
0.50%, 04/12/23 ................. 8,150 8,083,926
0.63%, 10/13/23 ................. 5,670 5,500,860
0.47%, 01/12/24 ................. 10,000 9,584,934
84,439,689
Internet & Direct Marketing Retail — 0.3%
eBay, Inc., 5.90%, 11/22/25 ........... 5,500 5,681,109
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.
(b)
(SOFR Index + 0.35%), 4.66%, 04/18/23 15,000 14,999,406
(SOFR Index + 0.53%), 4.84%, 10/18/24 7,495 7,475,804
22,475,210
Machinery — 0.1%
Daimler Truck Finance North America LLC,
5.20%, 01/17/25
(a)
............... 2,545 2,558,147
Media — 0.0%
Comcast Corp., 5.25%, 11/07/25 ....... 1,000 1,021,415
Multi-Utilities — 2.0%
Dominion Energy, Inc., Series D, (LIBOR USD
3 Month + 0.53%), 5.30%, 09/15/23
(b)
... 34,725 34,767,678
WEC Energy Group, Inc., 5.00%, 09/27/25 . 2,560 2,573,391
37,341,069
Oil, Gas & Consumable Fuels — 4.0%
Chevron USA, Inc., (LIBOR USD 3 Month +
0.20%), 4.85%, 08/11/23
(b)
.......... 35,515 35,508,974
Enbridge, Inc.
(SOFR 1 Day + 0.40%), 4.74%, 02/17/23
(b)
9,400 9,399,586

BlackRock Short Obligations Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
0.55%, 10/04/23 ................. USD 1,890 $ 1,833,716
(SOFR Index + 0.63%), 4.97%, 02/16/24
(b)
5,520 5,500,706
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 21,452,274
73,695,256
Pharmaceuticals — 0.3%
Roche Holdings, Inc., (SOFR 1 Day + 0.24%),
4.57%, 03/05/24
(a)(b)
.............. 5,370 5,358,112
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., (SOFR 1 Day + 0.25%),
4.56%, 10/01/24
(b)
............... 7,055 6,968,753
NVIDIA Corp., 0.58%, 06/14/24 ........ 4,000 3,789,862
10,758,615
Specialty Retail — 0.3%
Home Depot, Inc. (The), 4.00%, 09/15/25 .. 1,910 1,901,122
Lowe's Cos., Inc., 4.40%, 09/08/25 ...... 4,150 4,131,775
6,032,897
Thrifts & Mortgage Finance — 0.1%
Nationwide Building Society, 0.55%, 01/22/24
(a)
1,520 1,453,341
Tobacco — 0.3%
Philip Morris International, Inc., 5.13%,
11/15/24 ..................... 5,000 5,034,989
Total Corporate Bonds — 55.6%
(Cost: $1,048,795,692) ........................... 1,035,466,541
Foreign Government Obligations
South Korea — 0.9%
Korea Development Bank (The), (LIBOR USD 3
Month + 0.35%), 5.02%
,
02/18/23
(b)
.... 16,690 16,691,410
Total Foreign Government Obligations — 0.9%
(Cost: $16,690,000) .............................. 16,691,410
Municipal Bonds
Alabama — 0.1%
Alabama Federal Aid Highway Finance
Authority , Series 2021B, RB,
0.45%, 09/01/23 ................. 2,255 2,196,138
Arizona — 0.2%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-MIZ9060TX, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
4.59%, 01/31/23
(a)(c)(d)
.............. 3,857 3,856,728
California — 0.0%
Port of Oakland , Series 2020R, RB,
0.82%, 05/01/23 ................. 400 395,545
Florida — 0.5%
County of Miami-Dade
Series 2020B, RB, 0.38%, 04/01/23 .... 7,500 7,439,628
Series 2021A, RB, 0.71%, 10/01/23 .... 1,000 972,272
8,411,900
New York — 0.7%
Long Island Power Authority
Series 2021C, RB, 0.36%, 03/01/23 .... 3,885 3,870,483
Series 2020C, RB, 0.76%, 03/01/23 .... 2,860 2,850,426
New York State Dormitory Authority , Series
2022B, RB, 2.01%, 03/15/23 ......... 705 702,548
Security
Par (000)
Par (000) Value
New York (continued)
Port Authority of New York & New Jersey ,
Series 2020AAA, RB, 1.09%, 07/01/23 .. USD 4,140 $ 4,075,902
11,499,359
Other — 3.4%
Deutsche Bank Spears/Lifers Trust, Various
States , Series DBE-8901, VRDN , VRDN
(Deutsche Bank AG. LIQ) , 4.52%, 02/02/23
(a)
(c)
........................... 43,500 43,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(a)(c)(d)
Series 2020-MIZ9030, RB, VRDN
(Mizuho Capital Markets LLC LOC),
4.59%, 02/01/23 ............... 10,520 10,520,000
Series 2020-MIZ9035, RB, VRDN
(Mizuho Capital Markets LLC LOC),
4.74%, 03/01/31 ............... 5,000 5,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(a)(c)(d)
Series 2020-BTMFT-003, RB,
VRDN (Barclays Bank plc LOC),
4.70%, 01/16/25 ............... 900 900,000
Series 2020-11, RB, VRDN (Barclays Bank
plc LOC), 4.70%, 02/02/23 ........ 4,025 4,025,000
63,945,000
Total Municipal Bonds — 4.9%
(Cost: $90,544,779) .............................. 90,304,670
Total Long-Term Investments — 64.0%
(Cost: $1,205,331,272) ........................... 1,191,558,098
Short-Term Securities
Certificates of Deposit — 7.8%
Yankee — 7.8%
(e)
Bank of Montreal, Chicago, 5.40%, 10/13/23 5,000 5,008,031
Barclays Bank plc, New York, (SOFR 1 Day +
0.30%), 4.60%, 02/03/23
(b)
.......... 10,000 10,000,170
Bayerische Landesbank , New York,
0.90%, 06/27/23 ................. 12,000 11,807,672
Canadian Imperial Bank of Commerce, New
York, 4.65%, 09/14/23 ............. 5,800 5,782,635
Credit Suisse AG
(b)
(SOFR Index + 0.42%), 4.73%, 07/10/23 . 7,500 7,491,032
(SOFR Index + 0.54%), 4.85%, 01/19/24 . 3,000 2,988,874
Kookmin Bank, (SOFR 1 Day + 0.32%),
4.62%, 02/09/23
(b)
................ 15,000 15,000,778
Lloyds Bank Corporate Markets plc, New York,
5.24%, 10/12/23 ................. 5,000 5,000,049
Royal Bank of Canada, New York,
4.08%, 07/14/23 ................. 25,000 24,891,172
Standard Chartered Bank, New York
(b)
(SOFR 1 Day + 0.30%), 4.60%, 03/13/23 . 15,000 15,004,222
(SOFR 1 Day + 0.35%), 4.65%, 05/01/23 . 10,000 10,003,810
(SOFR 1 Day + 0.42%), 4.72%, 07/28/23 . 5,000 5,004,741
Toronto-Dominion Bank, New York
2.69%, 04/28/23 ................. 5,000 4,975,632
2.90%, 06/06/23 ................. 10,000 9,931,564
4.35%, 09/13/23 ................. 6,100 6,069,640

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Yankee (continued)
Westpac Banking Corp., New York,
4.22%, 09/06/23 ................. USD 6,200 $ 6,167,536
145,127,558
Total Certificates of Deposit — 7.8%
(Cost: $145,599,266) ............................. 145,127,558
Commercial Paper — 18.2%
Alinghi Funding Co. LLC, 4.02%
,
04/18/23
(a)(f)
6,500 6,434,657
Amcor Finance USA, Inc., 5.11%
,
03/03/23
(a)(f)
20,000 19,914,354
Amcor Flexibles North America, Inc., 4.82%
,
02/03/23
(f)
...................... 3,860 3,858,517
AT&T, Inc., 4.75%
,
02/13/23
(f)
........... 3,805 3,798,531
Atlantic Asset Securitization LLC, 5.14%
,
07/12/23
(f)
...................... 6,123 5,987,933
Bank of Montreal, 2.80%
,
05/12/23 ....... 5,000 4,972,707
Barton Capital SA, 4.67%
,
03/29/23
(a)(f)
.... 5,000 4,963,085
Bell Telephone Co. of Canada or Bell Canada
(The), 4.72%
,
02/13/23
(a)(f)
........... 5,398 5,389,070
Brookfield Infrastructure Holdings Canada,
Inc.
(a)(f)
5.20%, 03/14/23 ................. 5,000 4,971,767
5.09%, 03/21/23 ................. 4,086 4,058,954
Brookfield Renewable Partners LP
(f)
5.07%, 02/06/23 ................. 2,100 2,098,361
4.97%, 02/13/23 ................. 7,460 7,447,269
CenterPoint Energy Resources Corp., 4.77%
,
02/09/23
(a)(f)
..................... 6,300 6,292,550
E.ON SE
(a)(f)
4.89%, 02/13/23 ................. 2,750 2,745,307
5.11%, 02/24/23 ................. 2,875 2,865,886
Enel Finance America LLC, 5.30%
,
03/20/23
(a)(f)
5,000 4,965,840
Fidelity National Information Services, Inc.
(f)
4.74%, 02/02/23 ................. 15,000 14,996,196
4.87%, 02/27/23 ................. 5,000 4,982,274
Fiserv, Inc.
(f)
4.82%, 03/01/23 ................. 2,500 2,490,436
4.79%, 03/02/23
(a)
................ 10,000 9,960,417
HSBC USA, Inc.
(f)
4.46%, 08/14/23 ................. 10,000 9,724,021
4.85%, 09/07/23 ................. 5,000 4,844,784
Hyundai Capital America
(a)(f)
4.96%, 02/27/23 ................. 2,965 2,954,410
4.82%, 03/13/23 ................. 4,665 4,639,461
Korea Development Bank (The), 4.09%
,
05/26/23
(f)
...................... 5,000 4,924,228
LMA-Americas LLC, 5.00%
,
05/02/23
(f)
.... 3,000 2,964,442
Marriott International, Inc.
(f)
4.79%, 02/22/23
(a)
................ 2,682 2,673,313
4.83%, 03/01/23 ................. 1,506 1,499,550
Mercedes-Benz Finance North America LLC
(a)(f)
4.68%, 02/06/23 ................. 10,000 9,992,198
4.82%, 02/27/23 ................. 6,000 5,978,571
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Mitsubishi HC Capital America, Inc.
(f)
4.82%, 02/03/23 ................. USD 15,940 $ 15,933,842
4.82%, 02/08/23 ................. 3,280 3,276,536
Mohawk Industries, Inc., 4.71%
,
02/02/23
(a)(f)
9,230 9,227,658
Mondelez International, Inc., 4.63%
,
02/07/23
(f)
2,300 2,297,894
National Australia Bank Ltd., 2.43%
,
02/01/23
(a)
(f)
............................ 34,200 34,195,902
National Rural Utilities Cooperative Finance
Corp., 4.75%
,
02/16/23
(f)
............ 7,000 6,986,044
Nutrien Ltd.
(f)
4.87%, 02/21/23
(a)
................ 2,871 2,863,028
4.88%, 02/23/23 ................. 2,129 2,122,523
4.85%, 03/08/23
(a)
................ 4,030 4,010,680
4.86%, 03/15/23 ................. 20,000 19,884,808
4.92%, 03/20/23
(a)
................ 2,330 2,314,982
Raytheon Technologies Corp., 4.08%
,
02/06/23
(f)
...................... 4,500 4,496,489
Reckitt Benckiser Treasury Services plc,
4.79%
,
02/27/23
(f)
................ 8,175 8,146,275
Spire, Inc., 4.77%
,
02/15/23
(a)(f)
.......... 4,500 4,491,129
Telus Corp., 4.94%
,
03/08/23
(a)(f)
......... 3,726 3,708,152
Thermo Fisher Scientific, Inc., 4.71%
,
02/09/23
(a)(f)
..................... 4,900 4,894,239
TransCanada PipeLines Ltd.
(a)(f)
5.19%, 02/23/23 ................. 4,918 4,903,069
5.21%, 03/06/23 ................. 3,000 2,986,448
Union Electric Co., 4.74%
,
02/13/23
(a)(f)
.... 2,615 2,610,554
Versailles Commercial Paper LLC, 5.20%
,
07/05/23
(a)(f)
..................... 7,500 7,342,320
Vulcan Materials Co., 4.71%
,
02/13/23
(f)
... 11,600 11,579,575
VW Credit, Inc.
(f)
4.80%, 02/03/23 ................. 4,014 4,012,463
4.92%, 03/09/23
(a)
................ 4,255 4,234,039
Total Commercial Paper — 18.2%
(Cost: $340,040,506) ............................. 339,907,738
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.07%
(g)(h)
................. 50,024 50,024
Total Money Market Funds — 0.0%
(Cost: $50,024) ................................ 50,024
Total Repurchase Agreements — 10.1%
(Cost: $188,500,000) ............................. 188,500,000
Total Short-Term Securities — 36.1%
(Cost: $674,189,796) ............................. 673,585,320
Total Investments — 100.1%
(Cost: $1,879,521,068 ) ........................... 1,865,143,418
Liabilities in Excess of Other Assets — (0.1)% ............ (2,556,040)
Net Assets — 100.0% ..............................
$ 1,862,587,378
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.

BlackRock Short Obligations Fund
Schedule of Investments
11
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 242,996 $ — $ (192,972)
(a)
$ — $ — $ 50,024 50,024 $ 10,484 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
12
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.64%
(a)
01/31/23 03/08/23 $ 32,000 $ 32,000 $ 32,148,480
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.15% to
8.76%, due 11/27/23 to
02/10/48 ......... $ 117,817,568 $ 38,022,474
4.82
(a)
01/31/23 04/07/23 5,000 5,000 5,044,183
Corporate/Debt
Obligation, 5.00%, due
04/15/26 ......... 5,442,000 5,500,139
$ – $ –
$ 37,000 $ 43,522,613
$ – $ –
BNP Paribas SA .... 4.67
(a)
01/31/23 05/07/23 25,000 25,000 25,311,333
Corporate/Debt
Obligations, 4.75% to
10.50%, due 01/15/27
to 06/15/29 ....... 40,413,000 28,426,884
$ – $ –
Citigroup Global Markets,
Inc. ........... 4.61
(a)
01/31/23 04/04/23 16,000 16,000 16,129,080
Corporate/Debt
Obligations, 0.00% to
7.50%, due 02/27/23 to
08/15/60 ......... 19,713,000 16,800,819
4.63
(a)
01/31/23 05/04/23 6,000 6,000 6,071,765
Corporate/Debt
Obligations, 1.24% to
5.66%, due 12/17/35 to
09/25/66 ......... 7,130,404 6,512,631
$ – $ –
$ 22,000 $ 23,313,450
$ – $ –
Credit Suisse Securities
(USA) LLC ...... 4.80
(a)
01/31/23 03/08/23 11,000 11,000 11,052,800
Corporate/Debt
Obligations, 0.91% to
6.39%, due 07/17/31 to
03/17/53 ......... 273,380,045 12,436,717
4.90
(a)
01/31/23 04/07/23 10,000 10,000 10,089,833
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.19% to
12.82%, due 07/14/26
to 09/15/62 ....... 210,404,638 11,033,608
5.05
(a)
01/31/23 05/07/23 11,000 11,000 11,148,134
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
7.75%, due 08/10/26 to
07/16/58 ......... 2,221,605,453 12,507,093
$ – $ –
$ 32,000 $ 35,977,418
$ – $ –
Goldman Sachs & Co.
LLC ........... 4.82
(a)
01/31/23 09/04/23 50,000 50,000 51,446,000
Corporate/Debt
Obligations, 0.00% to
13.01%, due 01/15/25
to 06/05/2115 ..... 97,483,789 55,625,716
$ – $ –
Mizuho Securities USA
LLC ........... 4.77
(a)
01/31/23 03/08/23 3,500 3,500 3,516,695
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
09/25/50 ......... 8,470,397 3,675,000
4.87
(a)
01/31/23 05/03/23 19,000 19,000 19,236,466
Corporate/Debt
Obligation, 2.31%, due
11/20/51 ......... 23,012,547 20,330,001
$ – $ –
$ 22,500 $ 24,005,001
$ – $ –
$ 188,500 $ 210,871,082
$ – $ –

BlackRock Short Obligations Fund
Schedule of Investments
13
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 49,095,477 $ — $ 49,095,477
Corporate Bonds ........................................ — 1,035,466,541 — 1,035,466,541
Foreign Government Obligations .............................. — 16,691,410 — 16,691,410
Municipal Bonds ......................................... — 90,304,670 — 90,304,670
Short-Term Securities
Certificates of Deposit ..................................... — 145,127,558 — 145,127,558
Commercial Paper ....................................... — 339,907,738 — 339,907,738
Money Market Funds ...................................... 50,024 — — 50,024
Repurchase Agreements ................................... — 188,500,000 — 188,500,000
$ 50,024 $ 1,865,093,394 $ — $ 1,865,143,418

Statement of Assets and Liabilities
(unaudited)
January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Short
Obligations Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,676,593,394
Investments, at value — affiliated
(b)
.......................................................................................... 50,024
Cash ............................................................................................................. 24,957
Repurchase agreements, at value
(c)
......................................................................................... 188,500,000
Receivables: –
Capital shares sold ................................................................................................... 3,353,279
Dividends — affiliated ................................................................................................. 3,395
Interest — unaffiliated ................................................................................................. 8,840,244
From the Manager ................................................................................................... 198
Prepaid expenses ..................................................................................................... 124,328
Total assets .........................................................................................................
1,877,489,819
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 4,174,888
Administration fees ................................................................................................... 91,696
Capital shares redeemed ............................................................................................... 9,481,125
Income dividend distributions ............................................................................................ 76,803
Investment advisory fees .............................................................................................. 218,260
Trustees' and Officer's fees ............................................................................................. 4,040
Other affiliate fees ................................................................................................... 16,193
Professional fees .................................................................................................... 62,304
Service fees ....................................................................................................... 160,752
Other accrued expenses ............................................................................................... 616,380
Total liabilities ........................................................................................................
14,902,441
NET ASSETS ........................................................................................................
$ 1,862,587,378
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,885,022,381
Accumulated loss ..................................................................................................... (22,435,003)
NET ASSETS ........................................................................................................
$ 1,862,587,378
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 1,690,971,044
(b)
  Investments, at cost — affiliated .......................................................................................... $ 50,024
(c)
  Repurchase agreements, at cost ......................................................................................... $ 188,500,000

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2023
15
Financial Statements
See notes to financial statements.
BlackRock Short
Obligations Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 1,107,992,772
Shares outstanding ...................................................................................................
111,011,318
Net asset value ......................................................................................................
$ 9.98
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 714,537,220
Shares outstanding ...................................................................................................
71,635,760
Net asset value ......................................................................................................
$ 9.97
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 40,057,386
Shares outstanding ...................................................................................................
4,008,135
Net asset value ......................................................................................................
$ 9.99
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Statement of Operations
(unaudited)
Six Months Ended January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock Short
Obligations Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 10,484
Interest — unaffiliated ................................................................................................. 32,625,015
Total investment income .................................................................................................
32,635,499
EXPENSES
Investment advisory .................................................................................................. 2,742,607
Service — class specific ............................................................................................... 1,076,165
Transfer agent — class specific .......................................................................................... 535,139
Administration ..................................................................................................... 436,439
Administration — class specific .......................................................................................... 224,350
Registration ....................................................................................................... 68,512
Professional ....................................................................................................... 53,788
Accounting services .................................................................................................. 37,353
Custodian ......................................................................................................... 17,670
Printing and postage ................................................................................................. 17,434
Trustees and Officer .................................................................................................. 11,839
Miscellaneous ...................................................................................................... 27,285
Total expenses .......................................................................................................
5,248,581
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,155,092)
Administration fees waived by the Manager — class specific ....................................................................... (55,950)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (7,043)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,030,496
Net investment income ..................................................................................................
28,605,003
REALIZED AND UNREALIZED GAIN (LOSS) $ 5,450,462
Net realized loss from investments ........................................................................................ (4,205,364)
Net change in unrealized appreciation on investments ........................................................................... 9,655,826
Net realized and unrealized gain ...........................................................................................
5,450,462
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 34,055,465

Statements of Changes in Net Assets
17
Financial Statements
See notes to financial statements.
BlackRock Short Obligations Fund
Six Months Ended
01/31/23 (unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 28,605,003  $ 11,270,244
Net realized loss .................................................................................. (4,205,364) (1,883,102)
Net change in unrealized appreciation (depreciation) .......................................................... 9,655,826  (32,482,928)
Net increase (decrease) in net assets resulting from operations ..................................................... 34,055,465  (23,095,786)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (17,556,495) (7,713,116)
Investor A ..................................................................................... (10,333,319) (2,819,166)
Class K ....................................................................................... (713,316) (878,624)
Decrease in net assets resulting from distributions to shareholders ................................................... (28,603,130) (11,410,906)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (608,636,495) (2,083,370,727)
NET ASSETS
Total decrease in net assets ............................................................................ (603,184,160) (2,117,877,419)
Beginning of period .................................................................................. 2,465,771,538  4,583,648,957
End of period ......................................................................................
$ 1,862,587,378  $ 2,465,771,538
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
18
BlackRock Short Obligations Fund
Institutional
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ................
$ 9.95  $ 10.05  $ 10.07  $ 10.02  $ 9.99  $ 10.03
Net investment income
(a)
........................
0.13  0.04  0.04  0.17  0.26  0.18
Net realized and unrealized gain (loss) ...............
0.04  (0.09) (0.02) 0.06  0.03  (0.05)
Net increase (decrease) from investment operations ....... 0.17  (0.05) 0.02  0.23  0.29  0.13
Distributions
(b)
– – – – – –
From net investment income .....................
(0.14) (0.05) (0.04) (0.18) (0.26) (0.17)
From net realized gain ..........................
—  —  —  (0.00)
(c)
(0.00)
(c)
(0.00)
(c)
Total distributions .............................. (0.14) (0.05) (0.04) (0.18) (0.26) (0.17)
Net asset value, end of period ..................... $ 9.98  $ 9.95  $ 10.05  $ 10.07  $ 10.02  $ 9.99
Total Return
(d)
— — — — — —
Based on net asset value ......................... 1.67%
(e)
(0.51)% 0.20% 2.28% 2.96% 1.34%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.38%
(g)
0.36% 0.36% 0.43% 0.45% 0.60%
Total expenses after fees waived and/or reimbursed .......
0.27%
(g)
0.26% 0.26% 0.30% 0.26% 0.28%
Net investment income ..........................
2.64%
(g)
0.45% 0.39% 1.69% 2.59% 1.75%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,107,993  $ 1,382,186  $ 2,037,769  $ 1,951,914  $ 1,117,218  $ 70,512
Portfolio turnover rate ............................ 9% 36% 67% 40% 18% 87%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock Short Obligations Fund
Investor A
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Period from
03/09/18
(a)
to 07/31/18
Net asset value, beginning of period ...............
$ 9.94  $ 10.05  $ 10.06  $ 10.01  $ 9.99  $ 9.99
Net investment income
(b)
.......................
0.12  0.02  0.02  0.15  0.24  0.07
Net realized and unrealized gain (loss) ..............
0.03  (0.11) (0.01) 0.06  0.02  (0.00)
(c)
Net increase (decrease) from investment operations ...... 0.15  (0.09) 0.01  0.21  0.26  0.07
Distributions
(d)
– – – – – –
From net investment income ....................
(0.12) (0.02) (0.02) (0.16) (0.24) (0.07)
From net realized gain .........................
—  —  —  (0.00)
(e)
(0.00)
(e)
—
Total distributions ............................. (0.12) (0.02) (0.02) (0.16) (0.24) (0.07)
Net asset value, end of period .................... $ 9.97  $ 9.94  $ 10.05  $ 10.06  $ 10.01  $ 9.99
Total Return
(f)
— — — — — —
Based on net asset value ........................ 1.56%
(g)
(0.85)% 0.06% 2.08% 2.63% 0.73%
(g)
Ratios to Average Net Assets
(h)
Total expenses ...............................
0.61%
(i)
0.61% 0.61% 0.59% 0.64% 0.78%
(i)(j)
Total expenses after fees waived and/or reimbursed ......
0.50%
(i)
0.50% 0.50% 0.49% 0.47% 0.42%
(i)
Net investment income .........................
2.40%
(i)
0.19% 0.16% 1.47% 2.37% 1.87%
(i)
Supplemental Data
Net assets, end of period (000) .................... $ 714,537  $ 1,029,382  $ 2,008,368  $ 2,585,292  $ 1,136,936  $ 621
Portfolio turnover rate ........................... 9% 36% 67% 40% 18% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.005) per share.
(f)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.84%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
20
BlackRock Short Obligations Fund
Class K
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ................
$ 9.96  $ 10.07  $ 10.08  $ 10.04  $ 10.01  $ 10.04
Net investment income
(a)
........................
0.13  0.04  0.04  0.18  0.26  0.18
Net realized and unrealized gain (loss) ...............
0.04  (0.10) (0.00)
(b)
0.05  0.04  (0.03)
Net increase (decrease) from investment operations ....... 0.17  (0.06) 0.04  0.23  0.30  0.15
Distributions
(c)
– – – – – –
From net investment income .....................
(0.14) (0.05) (0.05) (0.19) (0.27) (0.18)
From net realized gain ..........................
—  —  —  (0.00)
(b)
(0.00)
(b)
(0.00)
(b)
Total distributions .............................. (0.14) (0.05) (0.05) (0.19) (0.27) (0.18)
Net asset value, end of period ..................... $ 9.99  $ 9.96  $ 10.07  $ 10.08  $ 10.04  $ 10.01
Total Return
(d)
— — — — — —
Based on net asset value ......................... 1.71%
(e)
(0.55)% 0.36% 2.28% 3.02% 1.52%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.33%
(g)
0.32% 0.31% 0.33% 0.45% 0.53%
Total expenses after fees waived and/or reimbursed .......
0.20%
(g)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ..........................
2.67%
(g)
0.39% 0.41% 1.84% 2.64% 1.78%
Supplemental Data
Net assets, end of period (000) ..................... $ 40,057  $ 54,203  $ 537,512  $ 123,417  $ 132,264  $ 82,549
Portfolio turnover rate ............................ 9% 36% 67% 40% 18% 87%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Short Obligations Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by BlackRock Advisors, LLC (the
“Manager”) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ No No
(a)
None
Class K Shares ............................................. No No None

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
22
fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2023, the class specific service fees borne directly by Investor A Shares of the Fund were $1,076,165.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager to provide administrative services. For these services, the
Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2023, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.25%
$1 billion - $3 billion ..................................................................................................... 0.24
$3 billion - $5 billion ..................................................................................................... 0.23
$5 billion - $10 billion .................................................................................................... 0.22
Greater than $10 billion ................................................................................................... 0.21
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Class K Total
Administration fees - class specific ....................................................... $ 132,914 $ 86,093 $ 5,343 $ 224,350
Institutional Investor A Class K Total
Reimbursed amount ................................................................. $ 1,751 $ 6,280 $ 564 $ 8,595

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
24
For the six months ended January 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended January 31, 2023 , affiliates received CDSCs of $ 3,450 for Investor A Shares.
Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2023, the amount waived was $299.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
For the six-months ended January 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $1,154,793 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended January 31, 2023, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended January 31, 2023, purchases and sales of investments, including paydowns and excluding short-term investments, were $145,387,796 and
$648,924,311, respectively.
Institutional Investor A Class K Total
Transfer agent fees - class specific ....................................................... $ 359,698 $ 173,749 $ 1,692 $ 535,139
Contractual
(a)
Voluntary
(b)
Institutional ................................................................................................ 0.35% 0.30%
Investor A ................................................................................................. 0.60 0.50
Class K .................................................................................................. 0.30 0.20
(a)
The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through June 30, 202 4 , unless approved by the Board, including a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
(b)
The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 3,142 $ 985
Investor A ..................................................................................... 47,465 4,366
Class K ...................................................................................... 5,343 1,692
$ 55,950 $ 7,043

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of July 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $3,958,184.
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Short Obligations Fund ...................................... $ 1,879,525,902 $ 914,751 $ (15,297,235) $ (14,382,484)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
26
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Fund.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Short Obligations Fund
Institutional
Shares sold .............................................
70,485,252 $ 700,927,728 114,224,094 $ 1,142,376,140
Shares issued in reinvestment of distributions ........................
1,764,210 17,544,352 767,621 7,659,950
Shares redeemed .........................................
(100,207,345) (995,936,884) (178,737,510) (1,787,698,175)
(27,957,883) $ (277,464,804) (63,745,795) $ (637,662,085)
Investor A
Shares sold .............................................
5,261,290 $ 52,279,874 25,742,576 $ 257,490,025
Shares issued in reinvestment of distributions ........................
1,034,824 10,284,633 282,059 2,806,502
Shares redeemed .........................................
(38,214,274) (379,524,324) (122,382,390) (1,224,503,828)
(31,918,160) $ (316,959,817) (96,357,755) $ (964,207,301)
Class K
Shares sold .............................................
2,428,124 $ 24,179,762 3,694,922 $ 37,110,163
Shares issued in reinvestment of distributions ........................
32,432 322,838 64,966 652,160
Shares redeemed .........................................
(3,894,242) (38,714,474) (51,710,806) (519,263,664)
(1,433,686) $ (14,211,874) (47,950,918) $ (481,501,341)
(61,309,729) $ (608,636,495) (208,054,468) $ (2,083,370,727)

Statement Regarding Liquidity Risk Management Program
27
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(the “Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Short Obligations Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Fund met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2023
BlackRock Semi-Annual Report to Shareholders
28
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
29
Additional Information
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
30
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHORTS-1/23-SAR

JANUARY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Total Factor Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-
grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities (MSCI
Europe, Australasia, Far
East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.46 (5.22)
This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Consolidated Financial Statements:

Fund Summary
as of January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Total Factor Fund
Investment Objective
BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2023, all of the Fund’s share classes outperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD
Net/40% Bloomberg U.S. Aggregate Bond Index. For the same period, the Fund’s Class K, Investor A and Investor C Shares underperformed its secondary benchmark, the
ICE BofA 3-Month U.S. Treasury Bill Index, while the Fund’s Institutional shares performed in-line.
What factors influenced performance?
The Fund targets a total return in the form of capital appreciation and income over the long term. The Fund utilizes a factor investing approach to provide a diversified engine for growth by targeting multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, while maintaining a low correlation to equity and fixed-income markets in seeking to be resilient to market shocks and drawdowns.
Given the heightened investor risk aversion seen during the period, positive contributions were driven by the market neutral style factor allocation, which was able to navigate through heightened macro volatility and continued geopolitical shocks. Across styles, contribution was led by value strategies, which were able to take advantage of dislocations in developed market bonds and commodities. Similarly, value strategies within single name equities benefited from a prioritization of fundamental anchors and normalizing valuations, thus creating persistent tailwinds for the factor. Timing insights within equities were also additive as the models positioned towards value and low volatility while underweighting more pro-cyclical and growth-sensitive insights across momentum and quality buckets. From an asset class standpoint, bonds were the primary contributors as the models were correctly positioned to take advantage of policy surprises across North America and Europe, while commodities gained on a bullish outlook for energy distillates relative to crude oil.
The macro factor/risk parity allocation, which provides risk-balanced market exposure, was the primary detractor as directional exposure found little success throughout the risk-off environment induced by rising interest rates. In particular, the real rates and inflation factors weighed on performance as both inflation-linked bonds and nominal debt sold off following persistent surprises to the upside in inflation early on, and corresponding hikes in expectations around the Fed’s terminal rate. The pro-cyclical economic growth factor, a risk-balanced allocation across equity markets, commodities and corporate credit, lagged modestly as recessionary concerns weighed on the commodity allocation. While market neutral style factors were broadly resilient, momentum detracted as relative trends struggled to take hold. Specifically, markets found themselves oscillating between optimism around “buying the dip” following benign inflation data readouts and signs of China’s economic reopening, while selling off during periods of heightened concerns around a potential “hard landing” for the economy.
The Fund routinely holds derivatives including futures, swaps, and currency forwards to gain exposure to single name stocks, global bonds, currencies, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, some of the Fund’s currency forwards are held for hedging purposes to protect against unintended exposure to foreign currency risk. Over the period, the use of derivatives marginally contributed to performance.
The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance during the period.
Describe recent portfolio activity.
While broad factor allocations tend to remain relatively stable, the Fund relies on the timing factor to implement tilts based on a combination of metrics spanning market regime, relative trends and valuations. The allocation to individual equities, which has been the lone asset class to trade within the timing factor since its inception in 2020, saw incrementally additive performance as the model tilted into value and low volatility insights and away from momentum and quality in time to benefit from rising interest rates and risk-off sentiment. Late in the period, the Fund began to incorporate an expansion of timing insights by featuring tilts across currency factors. In addition, the Fund added two new signals: analyst forecasts for commodities within the value factor that trade based on discrepancies in market prices and analyst expectations, and a dividend surprise measure within quality for single-name equities that goes long companies that consistently grow their dividends while shorting companies that cut dividends.
Describe portfolio positioning at period end.
The Fund sought to deliver positive absolute returns by balancing risks among equities, bonds, commodities, currencies, and diversifying strategies. At the end of the period, the Fund was positioned slightly overweight to value and momentum strategies and with a marginal tilt away from carry (incremental income). Within the timing component, the single-name equity model was tilted towards value and low volatility insights at the expense of quality and momentum, while currency style timing favored carry strategies over momentum, while remaining neutral with respect to value. At the overall portfolio level, equities and fixed income remained the most overweight asset classes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2023 (continued)

Fund Summary
BlackRock Total Factor Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 1.59% (6.57)% N/A (1.18)% N/A 1.51% N/A
Investor A ....................................... 1.38 (6.83) (11.73)% (1.44) (2.50)% 1.25 0.71%
Investor C ....................................... 1.04 (7.51) (8.37) (2.16) (2.16) 0.64 0.64
Class K ........................................ 1.51 (6.53) N/A (1.12) N/A 1.53 N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg U.S.
Aggregate Bond Index
(c)
............................ 0.29 (6.17) N/A 5.51 N/A 7.07 N/A
MSCI World Index Hedged USD Net
(d)
................... 1.85 (5.13) N/A 8.17 N/A 10.61 N/A
Bloomberg U.S. Aggregate Bond Index
(e)
................ (2.37) (8.36) N/A 0.86 N/A 1.43 N/A
ICE BofA 3-Month U.S. Treasury Bill Index
(f)
.............. 1.58 1.79 N/A 1.30 N/A 0.80 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts
(“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name
“BlackRock Strategic Risk Allocation Fund”.
(c)
This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
(d)
Represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is a broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(f)
An unmanaged index that measures returns of 3-month Treasury Bills. On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
“Index” ). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the lndex . Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,015.90 $ 2.79 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
Investor A ................................ 1,000.00 1,013.80 4.06 1,000.00 1,021.17 4.08 0.80
Investor C ................................ 1,000.00 1,010.40 7.75 1,000.00 1,017.49 7.78 1.53
Class K .................................. 1,000.00 1,015.10 2.54 1,000.00 1,022.68 2.55 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 67.9%
U.S. Treasury Obligations ............................. 32.1
PORTFOLIO HOLDINGS
Security
Percent of at
Total Investments
(a)
Commonwealth of Australia ............................ 22.7%
U.S. Treasury Inflation Linked Notes ...................... 22.6
French Republic ................................... 20.6
U.K. Treasury Inflation Linked Bonds ...................... 9.9
U.S. Treasury Inflation Linked Bonds ...................... 9.5
Canadian Government Bond ........................... 8.5
Federal Republic of Germany .......................... 6.2
(a)
Excludes short-term securities, options purchased and options written.

About Fund Performance
2023
BlackRock Semi-Annual Report to Shareholders
6
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of the
Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
8
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
January 31, 2023
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Australia — 7.1%
Commonwealth of Australia
(a)
4.13%, 09/20/25 ............ AUD 3,071 $ 3,193,946
0.87%, 11/21/27 ............ 2,539 2,078,683
3.36%, 09/20/30 ............ 2,555 2,690,400
0.27%, 11/21/32 ............ 1,565 1,102,214
2.49%, 08/21/35 ............ 1,661 1,590,899
1.49%, 08/21/40 ............ 1,623 1,346,715
1.13%, 02/21/50 ............ 1,584 1,155,980
13,158,837
Canada — 2.7%
Canadian Government Bond
3.00%, 12/01/36 ............ CAD 1,440 1,325,684
2.00%, 12/01/41 ............ 1,493 1,265,962
1.50%, 12/01/44 ............ 1,688 1,337,194
1.25%, 12/01/47 ............ 1,290 980,378
4,909,218
France — 6.5%
French Republic
(a)
0.25%, 07/25/24 ............ EUR 918 998,778
0.10%, 03/01/25 ............ 678 739,159
0.10%, 03/01/26
(b)
........... 591 636,427
1.85%, 07/25/27 ............ 1,325 1,537,991
0.10%, 03/01/28 ............ 769 836,375
0.10%, 03/01/29 ............ 452 480,957
3.40%, 07/25/29 ............ 506 668,470
0.70%, 07/25/30
(b)
........... 931 1,037,766
0.10%, 07/25/31
(b)
........... 749 793,440
0.10%, 03/01/32 ............ 155 166,495
3.15%, 07/25/32 ............ 746 1,014,439
0.10%, 03/01/36
(b)
........... 324 335,806
0.10%, 07/25/36
(b)
........... 556 563,944
0.10%, 07/25/38
(b)
........... 248 248,189
1.80%, 07/25/40
(b)
........... 784 1,012,123
0.10%, 07/25/47
(b)
........... 688 672,977
0.10%, 07/25/53
(b)
........... 225 219,249
11,962,585
Germany — 1.9%
Federal Republic of Germany
(a)
0.10%, 04/15/26 ............ 999 1,075,797
0.50%, 04/15/30 ............ 1,186 1,322,796
0.10%, 04/15/33 ............ 380 412,012
0.10%, 04/15/46 ............ 689 780,830
3,591,435
United Kingdom — 3.1%
U.K. Treasury Inflation Linked Bonds
9.17%, 01/17/24
(a)
........... GBP 52 238,040
0.13%, 03/22/24
(a)
........... 174 214,235
0.13%, 03/22/26
(a)
........... 128 157,211
1.25%, 11/22/27
(a)
........... 258 336,909
0.13%, 08/10/28
(a)
........... 127 157,726
0.13%, 03/22/29
(a)
........... 190 235,801
10.94%, 07/22/30
(a)
.......... 37 155,317
0.13%, 08/10/31
(a)
........... 129 162,084
1.25%, 11/22/32
(a)
........... 228 315,319
0.75%, 03/22/34
(a)
........... 125 165,061
1.81%, 01/26/35 ............ 73 222,355
0.13%, 11/22/36
(a)
........... 138 168,307
1.13%, 11/22/37
(a)
........... 179 249,282
0.13%, 03/22/39
(a)
........... 98 117,286
0.63%, 03/22/40
(a)
........... 190 247,375
0.13%, 08/10/41
(a)
........... 136 161,780
Security
Par (000)
Par (000) Value
United Kingdom (continued)
0.63%, 11/22/42
(a)
........... GBP 165 $ 216,388
0.13%, 03/22/44
(a)
........... 168 197,685
0.13%, 03/22/46
(a)
........... 158 185,025
0.75%, 11/22/47
(a)
........... 185 247,909
0.13%, 08/10/48
(a)
........... 91 106,136
0.50%, 03/22/50
(a)
........... 192 245,762
0.13%, 03/22/51
(a)
........... 29 34,087
0.25%, 03/22/52
(a)
........... 149 180,267
1.25%, 11/22/55
(a)
........... 147 235,744
0.13%, 11/22/56
(a)
........... 97 114,163
0.13%, 03/22/58
(a)
........... 120 140,557
0.38%, 03/22/62
(a)
........... 151 194,592
0.13%, 11/22/65
(a)
........... 67 80,671
0.13%, 03/22/68
(a)
........... 165 198,496
0.13%, 03/22/73
(a)
........... 34 43,965
5,725,535
Total Foreign Government Obligations — 21.3%
(Cost: $43,442,643) .............................. 39,347,610
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... USD 468 476,042
2.00%, 01/15/26 ............ 33 33,198
1.75%, 01/15/28 ............ 286 290,371
3.63%, 04/15/28 ............ 175 193,826
2.50%, 01/15/29 ............ 26 28,026
3.88%, 04/15/29 ............ 270 309,024
3.38%, 04/15/32 ............ 344 404,420
2.13%, 02/15/40 - 02/15/41 ..... 488 536,468
0.75%, 02/15/42 - 02/15/45 ..... 569 490,902
0.63%, 02/15/43 ............ 241 203,903
1.38%, 02/15/44 ............ 258 250,260
1.00%, 02/15/46 - 02/15/49 ..... 969 859,808
0.88%, 02/15/47 ............ 271 234,174
0.25%, 02/15/50 ............ 264 190,465
0.13%, 02/15/51 - 02/15/52 ..... 1,376 948,965
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 - 07/15/32 ..... 1,749 1,680,603
0.50%, 04/15/24 - 01/15/28 ..... 883 853,152
0.13%, 10/15/24 - 01/15/32 ..... 7,017 6,572,442
0.25%, 01/15/25 - 07/15/29 ..... 1,137 1,078,800
0.38%, 07/15/25 - 07/15/27 ..... 1,816 1,744,890
1.63%, 10/15/27 ............ 392 397,048
0.75%, 07/15/28 ............ 563 546,701
0.88%, 01/15/29 ............ 282 274,226
Total U.S. Treasury Obligations — 10.1%
(Cost: $20,278,800) .............................. 18,597,714
Total Long-Term Investments — 31.4%
(Cost: $63,721,443) .............................. 57,945,324

BlackRock Total Factor Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 19.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.07%
(c)(d)
.... 35,668,599 $ 35,668,599
Total Money Market Funds — 19.3%
(Cost: $35,668,599) .............................. 35,668,599
Par (000)
Pa r (000)
U.S. Treasury Obligations — 24.0%
U.S. Treasury Bills, 2.95% ,  05/18/23
(e)
USD 45,000 44,401,762
Total U.S. Treasury Obligations — 24.0%
(Cost: $44,619,327) .............................. 44,401,762
Total Short-Term Securities — 43.3%
(Cost: $80,287,926) .............................. 80,070,361
Total Options Purchased — 0.1%
(Cost: $268,878 ) ................................ 224,622
Total Investments Before Options Written — 74.8%
(Cost: $144,278,247) ............................. 138,240,307
Total Options Written — (0.0)%
(Premiums Received — $(130,434)) .................. (77,785)
Total Investments Net of Options Written — 74.8%
(Cost: $144,147,813) ............................. 138,162,522
Other Assets Less Liabilities — 25.2% .................. 46,609,212
Net Assets — 100.0% .............................. $ 184,771,734
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
(d)
Affiliate of the Fund.
(e)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 22,713,038 $ 12,955,561
(a)
$ — $ — $ — $ 35,668,599 35,668,599 $ 384,253 $ —
— —
(a)
Represents net amount purchased (sold).

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
10
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 37 02/17/23 $ 2,862 $ 6,612
IBEX 35 Index ............................................................ 67 02/17/23 6,611 100,374
WTI Crude Oil
(a)
........................................................... 20 02/21/23 1,577 (15,237)
RBOB Gasoline
(a)
.......................................................... 56 02/28/23 6,037 11,659
TOPIX Index ............................................................. 80 03/09/23 12,205 397,503
S&P/TSX 60 Index ......................................................... 33 03/16/23 6,220 241,152
SPI 200 Index ............................................................ 40 03/16/23 5,273 212,748
FTSE 100 Index ........................................................... 70 03/17/23 6,714 54,337
MSCI Hong Kong Equity Index ................................................. 61 03/17/23 4,220 105,211
Canada 10 Year Bonds ...................................................... 307 03/22/23 29,132 287,111
U.S. Treasury 10 Year Note ................................................... 178 03/22/23 20,437 41,475
Long Gilt ................................................................ 129 03/29/23 16,621 147,606
100 oz Gold
(a)
............................................................ 12 04/26/23 2,334 (10,360)
Brent Crude Oil
(a)
.......................................................... 83 12/28/23 6,704 104,116
1,684,307
Short Contracts
Amsterdam Exchange Index ................................................... 13 02/17/23 2,117 6,914
OMX Stockholm 30 Index .................................................... 110 02/17/23 2,325 19,768
SGX NIFTY 50 Index ....................................................... 245 02/23/23 8,744 177,336
FTSE China A50 Index ...................................................... 203 02/27/23 2,849 (18,936)
Brent Crude Oil
(a)
.......................................................... 51 02/28/23 4,358 (11,836)
Euro-Bund .............................................................. 573 03/08/23 85,230 3,392,081
Low Sulphur Gasoil
(a)
....................................................... 35 03/10/23 3,149 129,411
Australia 10 Year Bond ...................................................... 20 03/15/23 1,700 (22,725)
DAX Index .............................................................. 11 03/17/23 4,558 (97,404)
FTSE/MIB Index ........................................................... 13 03/17/23 1,892 (71,242)
S&P 500 E-Mini Index ....................................................... 16 03/17/23 3,272 (72,290)
Silver
(a)
................................................................. 16 03/29/23 1,907 4,808
3,435,885
$ 5,120,192
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 6,626,000 USD 4,596,933 Barclays Bank plc 02/02/23 $ 80,029
AUD 4,815,000 USD 3,371,078 Toronto Dominion Bank 02/02/23 27,590
AUD 5,435,000 USD 3,800,502 UBS AG 02/02/23 35,793
AUD 4,809,350 USD 3,364,261 Westpac Banking Corp. 02/02/23 30,419
CAD 1,760,000 USD 1,312,309 Barclays Bank plc 02/02/23 10,452
CAD 4,336,000 USD 3,248,882 Goldman Sachs International 02/02/23 9,921
CAD 2,048,000 USD 1,524,549 Toronto Dominion Bank 02/02/23 14,663
CAD 1,720,000 USD 1,280,564 UBS AG 02/02/23 12,135
CAD 3,600,080 USD 2,667,790 Westpac Banking Corp. 02/02/23 37,919
EUR 3,750,000 USD 4,072,500 Barclays Bank plc 02/02/23 4,312
EUR 200,000 USD 214,101 Goldman Sachs International 02/02/23 3,329
EUR 3,750,000 USD 4,062,412 Toronto Dominion Bank 02/02/23 14,400
EUR 4,460,000 USD 4,826,996 UBS AG 02/02/23 21,693
EUR 5,147,874 USD 5,533,346 Westpac Banking Corp. 02/02/23 63,167
GBP 1,135,000 USD 1,396,935 Toronto Dominion Bank 02/02/23 2,349
GBP 1,685,000 USD 2,057,014 UBS AG 02/02/23 20,339
GBP 1,141,499 USD 1,404,443 Westpac Banking Corp. 02/02/23 2,854

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,400,302 GBP 1,135,000 Barclays Bank plc 03/02/23 $ 215
AUD 1,912,000 USD 1,300,571 JPMorgan Chase Bank NA 03/15/23 51,132
BRL 2,983,000 USD 566,810 BNP Paribas SA 03/15/23 16,554
BRL 6,995,000 USD 1,298,487 Citibank NA 03/15/23 69,474
BRL 27,897,000 USD 5,218,099 Goldman Sachs International 03/15/23 237,513
BRL 12,859,000 USD 2,419,748 HSBC Bank plc 03/15/23 94,992
CAD 11,177,000 USD 8,217,334 JPMorgan Chase Bank NA 03/15/23 185,348
CAD 5,917,000
(a)
USD 4,387,479 Morgan Stanley & Co. International plc 03/15/23 60,822
CNY 1,848,000
(a)
USD 266,725 Morgan Stanley & Co. International plc 03/15/23 7,518
EUR 3,715,000
(a)
USD 3,969,998 JPMorgan Chase Bank NA 03/15/23 79,071
EUR 14,658,000 USD 15,713,999 JPMorgan Chase Bank NA 03/15/23 262,109
GBP 7,285,000 USD 8,968,682 JPMorgan Chase Bank NA 03/15/23 20,531
INR 2,561,236,000 USD 30,852,854 Deutsche Bank AG 03/15/23 382,021
INR 317,073,000 USD 3,811,024 HSBC Bank plc 03/15/23 55,756
JPY 278,973,000 USD 2,066,125 JPMorgan Chase Bank NA 03/15/23 88,821
KRW 911,383,700 USD 739,141 Bank of America NA 03/15/23 878
KRW 7,835,356,300 USD 6,183,250 UBS AG 03/15/23 178,856
MXN 203,824,000
(a)
USD 10,140,780 JPMorgan Chase Bank NA 03/15/23 606,592
MXN 11,448,000
(a)
USD 571,385 Morgan Stanley & Co. International plc 03/15/23 32,253
NZD 14,454,000 USD 9,187,867 JPMorgan Chase Bank NA 03/15/23 158,436
TWD 26,924,000 USD 891,671 Barclays Bank plc 03/15/23 9,482
TWD 99,991,000 USD 3,305,925 BNP Paribas SA 03/15/23 40,798
TWD 8,354,000 USD 274,102 Citibank NA 03/15/23 5,508
USD 2,277,877 GBP 1,841,000 JPMorgan Chase Bank NA 03/15/23 6,203
USD 376,494 HKD 2,927,000 JPMorgan Chase Bank NA 03/15/23 2,453
USD 1,807,319 JPY 231,439,000 JPMorgan Chase Bank NA 03/15/23 19,552
USD 283,530 NOK 2,822,000 JPMorgan Chase Bank NA 03/15/23 286
USD 823,945 SEK 8,450,000 JPMorgan Chase Bank NA 03/15/23 14,144
3,078,682
GBP 1,135,000 USD 1,399,455 Barclays Bank plc 02/02/23 (170)
USD 3,683,595 AUD 5,420,000 Barclays Bank plc 02/02/23 (142,112)
USD 3,683,952 AUD 5,420,000 Toronto Dominion Bank 02/02/23 (141,755)
USD 3,684,977 AUD 5,420,000 UBS AG 02/02/23 (140,730)
USD 3,688,598 AUD 5,425,350 Westpac Banking Corp. 02/02/23 (140,885)
USD 2,441,186 CAD 3,305,000 Barclays Bank plc 02/02/23 (42,749)
USD 2,629,210 CAD 3,555,000 Toronto Dominion Bank 02/02/23 (42,618)
USD 2,442,220 CAD 3,305,000 UBS AG 02/02/23 (41,715)
USD 2,437,552 CAD 3,299,080 Westpac Banking Corp. 02/02/23 (41,934)
USD 4,618,827 EUR 4,325,000 Barclays Bank plc 02/02/23 (83,096)
USD 4,620,077 EUR 4,325,000 Toronto Dominion Bank 02/02/23 (81,846)
USD 4,621,046 EUR 4,325,000 UBS AG 02/02/23 (80,878)
USD 4,629,646 EUR 4,332,874 Westpac Banking Corp. 02/02/23 (80,838)
USD 1,533,085 GBP 1,275,000 Barclays Bank plc 02/02/23 (38,798)
USD 1,534,195 GBP 1,275,000 Toronto Dominion Bank 02/02/23 (37,689)
USD 1,536,184 GBP 1,275,000 UBS AG 02/02/23 (35,700)
USD 1,530,872 GBP 1,271,499 Westpac Banking Corp. 02/02/23 (36,695)
USD 4,083,427 AUD 5,805,000 Barclays Bank plc 03/02/23 (18,343)
USD 3,374,877 AUD 4,815,000 Toronto Dominion Bank 03/02/23 (27,366)
USD 3,383,375 AUD 4,815,000 UBS AG 03/02/23 (18,868)
USD 3,368,094 AUD 4,809,350 Westpac Banking Corp. 03/02/23 (30,157)
USD 1,282,572 CAD 1,720,000 Barclays Bank plc 03/02/23 (10,353)
USD 1,279,292 CAD 1,720,000 Toronto Dominion Bank 03/02/23 (13,634)
USD 1,280,796 CAD 1,720,000 UBS AG 03/02/23 (12,129)
USD 1,284,953 CAD 1,728,080 Westpac Banking Corp. 03/02/23 (14,046)
USD 4,341,000 EUR 3,990,000 Barclays Bank plc 03/02/23 (4,108)
USD 4,069,819 EUR 3,750,000 Toronto Dominion Bank 03/02/23 (13,929)
USD 4,075,065 EUR 3,750,000 UBS AG 03/02/23 (8,683)
USD 4,073,423 EUR 3,757,874 Westpac Banking Corp. 03/02/23 (18,900)
USD 221,730 GBP 180,000 Barclays Bank plc 03/02/23 (310)
USD 1,397,792 GBP 1,135,000 Toronto Dominion Bank 03/02/23 (2,294)
USD 1,398,934 GBP 1,135,000 UBS AG 03/02/23 (1,152)
USD 1,405,288 GBP 1,141,499 Westpac Banking Corp. 03/02/23 (2,815)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
12
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 935,000
(a)
USD 1,161,566 Morgan Stanley & Co. International plc 03/15/23 $ (7,838)
INR 49,314,000 USD 605,812 HSBC Bank plc 03/15/23 (4,416)
SEK 1,990,000 USD 194,351 JPMorgan Chase Bank NA 03/15/23 (3,641)
USD 15,265,155 AUD 22,263,000 JPMorgan Chase Bank NA 03/15/23 (473,841)
USD 1,489,370 BRL 7,860,000 HSBC Bank plc 03/15/23 (47,753)
USD 7,038,519 CAD 9,579,000 JPMorgan Chase Bank NA 03/15/23 (162,813)
USD 987,719
(a)
CAD 1,343,000 Morgan Stanley & Co. International plc 03/15/23 (21,926)
USD 131,173 CHF 121,000 JPMorgan Chase Bank NA 03/15/23 (1,564)
USD 16,778,015
(a)
CNY 115,108,000 JPMorgan Chase Bank NA 03/15/23 (303,996)
USD 16,729,783 EUR 15,727,000 JPMorgan Chase Bank NA 03/15/23 (411,454)
USD 1,762,833
(a)
EUR 1,666,000 Morgan Stanley & Co. International plc 03/15/23 (52,981)
USD 4,343,429 GBP 3,578,000 JPMorgan Chase Bank NA 03/15/23 (71,591)
USD 578,327 INR 48,015,000 Barclays Bank plc 03/15/23 (7,227)
USD 3,970,654 INR 330,420,000 Deutsche Bank AG 03/15/23 (58,895)
USD 4,145,234 JPY 553,501,000 JPMorgan Chase Bank NA 03/15/23 (130,324)
USD 17,913,411 KRW 23,227,626,000 BNP Paribas SA 03/15/23 (946,817)
USD 2,112,078 KRW 2,746,610,000 JPMorgan Chase Bank NA 03/15/23 (118,098)
USD 1,184,052
(a)
MXN 23,269,000 JPMorgan Chase Bank NA 03/15/23 (42,891)
USD 713,275
(a)
MXN 14,329,000 Morgan Stanley & Co. International plc 03/15/23 (42,275)
USD 189,110 NOK 1,912,000 JPMorgan Chase Bank NA 03/15/23 (2,798)
USD 1,969,838 NZD 3,074,000 JPMorgan Chase Bank NA 03/15/23 (17,885)
USD 442,172 SGD 597,000 JPMorgan Chase Bank NA 03/15/23 (12,612)
USD 14,726,920 TWD 444,507,000 BNP Paribas SA 03/15/23 (150,836)
USD 2,012,720 TWD 60,700,000 HSBC Bank plc 03/15/23 (18,924)
(4,520,691)
$ (1,442,009)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.84% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/13/23 2.84 % EUR 11,641 $ 187,282
10-Year Interest Rate Swap
(a)
3.40% Semi-Annual 1 day SOFR Annual Bank of America NA 03/14/23 3.40 USD 6,579 37,340
$ 224,622
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 3.14% Annual
JPMorgan Chase
Bank NA 03/13/23 3.14 % EUR 11,641 $ (67,553)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.70% Semi-Annual Bank of America NA 03/14/23 3.70 USD 6,579 (10,232)
$ (77,785)
(a)
Forward settling swaption.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V1 .. 5.00 % Quarterly 12/20/27 B+ EUR 4,618 $ 197,968 $ (78,816) $ 276,784
Markit CDX North American
High Yield Index Series
39.V1 ........... 5.00 Quarterly 12/20/27 B+ USD 4,967 166,724 (139,993) 306,717
$ 364,692 $ (218,809) $ 583,501
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
February 2023 ......... BRL 7,120,835 Merrill Lynch International & Co. 02/15/23 BRL 7,121 $ 34,128 $ — $ 34,128
BOVESPA Index Futures
February 2023 ......... BRL 5,341,085 Merrill Lynch International & Co. 02/15/23 BRL 5,341 70,409 — 70,409
Taiwan Capitalization Weighted
Stock Index Futures February
2023 ................ TWD 239,079,072 Merrill Lynch International & Co. 02/15/23 TWD 239,079 173,486 — 173,486
KOSPI 200 Index Futures March
2023 ................ KRW (1,605,679,000) Merrill Lynch International & Co. 03/09/23 KRW 1,605,679 10,090 — 10,090
KOSPI 200 Index Futures March
2023 ................ KRW (314,937,000) Merrill Lynch International & Co. 03/09/23 KRW 314,937 (3,014) — (3,014)
KOSPI 200 Index Futures March
2023 ................ KRW (1,318,097,550) Merrill Lynch International & Co. 03/09/23 KRW 1,318,098 (29,359) — (29,359)
Swiss Market Index Futures
March 2023 ........... CHF 1,811,253 HSBC Bank plc 03/17/23 CHF 1,811 (20,856) — (20,856)
Swiss Market Index Futures
March 2023 ........... CHF 2,263,059 HSBC Bank plc 03/17/23 CHF 2,263 (24,969) — (24,969)
Swiss Market Index Futures
March 2023 ........... CHF 1,109,458 HSBC Bank plc 03/17/23 CHF 1,109 11,625 — 11,625
$ 221,540 $ — $ 221,540
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
14
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
06/16/25 $ (107,188) $ 141,115
(c)
$ 66,372 47.5%
Monthly BNP Paribas SA
(d)
11/17/23 (137,126) 52,082
(e)
(54,615) 56.4
Monthly Citibank NA
(f)
02/24/23-02/27/23 (93,789) 20,246
(g)
(61,908) 16.7
Monthly
Goldman Sachs
Bank USA
(h)
02/27/23-03/01/23 (212,883) 155,921
(i)
(38,546) 33.1
Monthly
JPMorgan Chase
Bank NA
(j)
02/08/23 (21,798) 8,238
(k)
(11,561) 2.5
Quarterly
Merrill Lynch
International & Co.
(l)
02/15/23 (38,084) 14,906
(m)
(21,732) 15.7
$ 392,508 $ (121,990)
(b) (d) (f)
Range: 20-25 basis points 20-25 basis points 20-25 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CHF - Swiss Average Rate O/N (SSARON) Bank of Canada Overnight Rate Target (CABROVER) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - 1M Copenhagen Interbank Offer Rate (CIBOR) CHF - Swiss Average Rate O/N (SSARON) CHF - Swiss Average Rate O/N (SSARON)
EUR - 1D Euro Short Term Rate (ESTR) DKK - Annualized Overnight Deposit MID Rate DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
HKD - Overnight Index Average (HONIA) GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
NOK - 1M Norway Interbank Offer Rate (NIBOR) JPY - 1D Overnight Tokyo Average Rate (TONA) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
NZD - 1M New Zealand Bank Bill Rate (BBR) NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK - 1M Stockholm Interbank Offer Rate (STIBOR) NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
NOK - 1W Norway Interbank Offer Rate (NIBOR)
SGD - Overnight Rate Average (SORA) SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01) SGD - Overnight Rate Average (SORA) SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(h) (j) (l)
Range: 20-25 basis points 20-25 basis points 20-25 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER) AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CAD - Overnight Interbank Rate Overnight Bank of Canada Overnight Rate Target (CABROVER)
CHF - Swiss Average Rate O/N (SSARON) USD - 1D Overnight Bank Funding Rate (OBFR01) CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate (DETNT/N) DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average (NOWA) NOK - 1W Norway Interbank Offer Rate (NIBOR)
NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
SGD - Overnight Rate Average (SORA) SGD - Overnight Rate Average (SORA)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Range: 20-25 basis points 20-25 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(32,445) of net dividends and financing fees.
(e)
Amount includes $(30,429) of net dividends and financing fees.
(g)
Amount includes $(11,635) of net dividends and financing fees.
(i)
Amount includes $(18,416) of net dividends and financing fees.
(k)
Amount includes $(1,999) of net dividends and financing fees.
(m)
Amount includes $(1,446) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date June 16, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 5,473 $ 132,136 199.1%
Aurizon Holdings Ltd. ...... 7,481 19,554 29.5
BHP Group Ltd. .......... 4,802 168,176 253.4
BlueScope Steel Ltd. ....... 10,805 147,342 222.0
Brambles Ltd. ............ 2,528 21,497 32.4
Cochlear Ltd. ............ 132 19,942 30.0
Coles Group Ltd. ......... 12,892 162,151 244.3
Fortescue Metals Group Ltd. .. 2,143 33,850 51.0
IDP Education Ltd. ........ 1,953 43,461 65.5
Lottery Corp. Ltd. (The) ..... 7,918 26,408 39.8
Qantas Airways Ltd. ....... 13,549 61,158 92.1
Rio Tinto Ltd. ............ 264 23,691 35.7
Rio Tinto plc ............. 415 32,495 49.0
Sonic Healthcare Ltd. ...... 3,609 80,833 121.8
Telstra Group Ltd. ......... 17,082 49,370 74.4
Wesfarmers Ltd. .......... 671 23,657 35.6
1,045,721
Austria
Mondi plc ............... 2,339 44,109 66.5
OMV AG ............... 191 9,567 14.4
53,676
Belgium
Groupe Bruxelles Lambert NV . 2,717 232,426 350.2
Umicore SA ............. 773 29,223 44.0
261,649
Brazil
MercadoLibre, Inc. ........ 37 43,723 65.9
Denmark
AP Moller - Maersk A/S, Class B 48 104,414 157.3
Carlsberg A/S, Class B ..... 283 40,175 60.5
DSV A/S ............... 718 118,779 179.0
Genmab A/S ............ 498 195,165 294.1
Novo Nordisk A/S, Class B ... 1,180 163,300 246.0
Pandora A/S ............ 1,862 155,051 233.6
776,884
Finland
Elisa OYJ .............. 440 25,068 37.8
Kesko OYJ, Class B ....... 623 14,512 21.9
Nokia OYJ .............. 9,323 44,205 66.6
Nordea Bank Abp ......... 5,360 62,661 94.4
Sampo OYJ, Class A ....... 2,300 120,749 181.9
Stora Enso OYJ, Class R .... 1,345 19,227 29.0
286,422
Shares Value
% of Basket
Value
France
Arkema SA ............. 1,740 $ 176,067 265.3%
BioMerieux ............. 201 20,491 30.9
BNP Paribas SA .......... 2,358 161,952 244.0
Bollore SE .............. 6,655 37,237 56.1
Bureau Veritas SA ......... 5,816 166,288 250.5
Cie de Saint-Gobain ....... 885 50,827 76.6
Credit Agricole SA ......... 12,317 148,312 223.5
Dassault Systemes SE ..... 2,399 89,221 134.4
Eiffage SA .............. 1,944 207,640 312.8
Engie SA ............... 6,413 91,064 137.2
Eurazeo SE ............. 1,235 86,632 130.5
Hermes International ....... 123 230,196 346.8
Kering SA .............. 150 93,594 141.0
La Francaise des Jeux SAEM . 1,264 54,084 81.5
Legrand SA ............. 1,308 116,627 175.7
L'Oreal SA .............. 59 24,362 36.7
Orange SA .............. 14,192 150,190 226.3
Pernod Ricard SA ......... 692 143,265 215.8
Publicis Groupe SA ........ 3,274 230,947 348.0
Societe Generale SA ....... 3,588 106,802 160.9
Vivendi SE .............. 3,625 38,932 58.7
2,424,730
Germany
Beiersdorf AG ............ 2,067 251,301 378.6
Carl Zeiss Meditec AG ...... 297 42,863 64.6
Deutsche Boerse AG ....... 50 8,947 13.5
Deutsche Post AG ......... 6,775 291,709 439.5
E.ON SE ............... 2,172 23,681 35.7
Evonik Industries AG ....... 2,350 52,237 78.7
GEA Group AG ........... 1,142 51,527 77.6
HeidelbergCement AG ...... 2 137 0.2
Henkel AG & Co. KGaA
(Preference) .......... 943 67,236 101.3
Mercedes-Benz Group AG ... 571 42,489 64.0
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 233 84,161 126.8
Rational AG ............. 28 18,418 27.8
934,706
Hong Kong
CK Asset Holdings Ltd. ..... 13,000 83,116 125.2
Power Assets Holdings Ltd. .. 8,500 48,095 72.5
Sun Hung Kai Properties Ltd. . 8,000 113,453 170.9
244,664
Ireland
CRH plc ............... 2,240 104,658 157.7
Smurfit Kappa Group plc .... 4,489 188,469 283.9
293,127
Israel
ZIM Integrated Shipping Services
Ltd. ................ 1,012 19,177 28.9

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
16
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Italy
Coca-Cola HBC AG ........ 1,523 $ 37,011 55.8%
Enel SpA ............... 32,509 191,417 288.4
Eni SpA ................ 4,339 66,769 100.6
Moncler SpA ............ 1,392 87,122 131.3
Poste Italiane SpA ......... 2,935 31,358 47.2
Snam SpA .............. 3,528 17,970 27.1
431,647
Japan
AGC, Inc. .............. 700 25,792 38.9
Ajinomoto Co., Inc. ........ 2,800 92,312 139.1
Asahi Kasei Corp. ......... 9,000 68,199 102.8
Astellas Pharma, Inc. ....... 7,100 104,513 157.5
Chugai Pharmaceutical Co. Ltd. 1,400 36,295 54.7
Dai Nippon Printing Co. Ltd. .. 2,300 54,302 81.8
Daiwa House Industry Co. Ltd. 3,400 81,651 123.0
Denso Corp. ............ 2,000 108,011 162.7
Dentsu Group, Inc. ........ 800 25,767 38.8
ENEOS Holdings, Inc. ...... 29,800 106,690 160.7
Fuji Electric Co. Ltd. ....... 800 32,382 48.8
Hamamatsu Photonics KK ... 400 21,372 32.2
Hankyu Hanshin Holdings, Inc. 2,800 83,223 125.4
Hirose Electric Co. Ltd. ..... 300 39,055 58.8
Honda Motor Co. Ltd. ...... 6,800 168,208 253.4
Hoya Corp. ............. 800 87,978 132.6
Ibiden Co. Ltd. ........... 1,200 46,835 70.6
Isuzu Motors Ltd. ......... 9,200 116,337 175.3
Japan Tobacco, Inc. ....... 9,300 189,645 285.7
JSR Corp. .............. 700 15,750 23.7
Kajima Corp. ............ 10,900 133,866 201.7
KDDI Corp. ............. 9,000 281,191 423.7
Kikkoman Corp. .......... 900 47,603 71.7
Komatsu Ltd. ............ 2,400 58,979 88.9
Marubeni Corp. ........... 2,700 33,125 49.9
Mazda Motor Corp. ........ 18,900 150,444 226.7
MEIJI Holdings Co. Ltd. ..... 1,800 92,831 139.9
Mitsubishi Electric Corp. ..... 14,500 159,801 240.8
Mitsubishi Estate Co. Ltd. .... 3,200 41,130 62.0
Mitsubishi HC Capital, Inc. ... 5,100 26,031 39.2
Mitsui Chemicals, Inc. ...... 5,200 122,400 184.4
Murata Manufacturing Co. Ltd. 1,000 57,141 86.1
NEC Corp. .............. 800 28,902 43.5
NGK Insulators Ltd. ........ 13,500 186,857 281.5
Nippon Express Holdings, Inc. . 1,000 58,033 87.4
Nippon Steel Corp. ........ 2,800 58,281 87.8
Nippon Telegraph & Telephone
Corp. ............... 8,500 254,877 384.0
Nissan Chemical Corp. ..... 2,600 122,745 184.9
Nissin Foods Holdings Co. Ltd. 900 70,360 106.0
Nitto Denko Corp. ......... 2,300 148,666 224.0
Nomura Real Estate Holdings,
Inc. ................. 5,300 116,814 176.0
Olympus Corp. ........... 1,000 18,800 28.3
Ono Pharmaceutical Co. Ltd. . 800 17,359 26.2
ORIX Corp. ............. 4,200 73,849 111.3
Osaka Gas Co. Ltd. ........ 12,700 204,939 308.8
Persol Holdings Co. Ltd. ..... 900 19,733 29.7
Recruit Holdings Co. Ltd. .... 4,700 151,153 227.7
Secom Co. Ltd. ........... 1,200 71,491 107.7
Seiko Epson Corp. ........ 2,600 40,321 60.7
Sekisui Chemical Co. Ltd. .... 14,100 197,517 297.6
Sekisui House Ltd. ........ 3,900 73,707 111.1
Shin-Etsu Chemical Co. Ltd. .. 700 103,196 155.5
Shionogi & Co. Ltd. ........ 500 23,827 35.9
SoftBank Corp. ........... 6,500 74,374 112.1
Shares Value
% of Basket
Value
Japan (continued)
Subaru Corp. ............ 3,300 $ 54,225 81.7%
Sumitomo Chemical Co. Ltd. .. 31,200 119,765 180.4
Sumitomo Corp. .......... 2,200 39,490 59.5
Sumitomo Mitsui Financial
Group, Inc. ........... 3,600 156,460 235.7
Suntory Beverage & Food Ltd. 1,900 64,159 96.7
Taisei Corp. ............. 1,800 62,140 93.6
Takeda Pharmaceutical Co. Ltd. 1,100 34,581 52.1
Tokio Marine Holdings, Inc. ... 900 18,850 28.4
Tokyo Gas Co. Ltd. ........ 13,200 276,404 416.4
TOPPAN, Inc. ............ 3,900 62,838 94.7
Toray Industries, Inc. ....... 14,600 89,703 135.2
Tosoh Corp. ............. 6,900 90,276 136.0
TOTO Ltd. .............. 2,500 97,157 146.4
Unicharm Corp. .......... 1,200 45,775 69.0
USS Co. Ltd. ............ 1,600 26,317 39.7
Yamaha Motor Co. Ltd. ..... 3,000 73,892 111.3
ZOZO, Inc. .............. 2,600 67,400 101.5
6,204,092
Netherlands
ASML Holding NV ......... 336 222,314 334.9
EXOR NV .............. 2,113 167,959 253.1
Koninklijke KPN NV ........ 38,686 132,262 199.3
NN Group NV ............ 830 36,062 54.3
Randstad NV ............ 945 60,573 91.3
Shell plc ............... 2,980 87,486 131.8
706,656
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,252 36,958 55.7
Spark New Zealand Ltd. ..... 29,439 99,261 149.6
136,219
Norway
DNB Bank ASA ........... 15,730 294,144 443.2
Portugal
Jeronimo Martins SGPS SA .. 3,484 75,640 114.0
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 2,200 21,737 32.8
Singapore Airlines Ltd. ...... 21,700 98,124 147.8
Singapore Telecommunications
Ltd. ................ 12,900 24,706 37.2
STMicroelectronics NV ..... 7,210 339,507 511.5
484,074
Spain
ACS Actividades de Construccion
y Servicios SA ......... 1,736 51,375 77.4
Banco Bilbao Vizcaya Argentaria
SA ................. 28,147 198,824 299.6
Iberdrola SA ............. 12,890 76,928 115.9
Industria de Diseno Textil SA .. 2,472 77,178 116.3
Repsol SA .............. 1,521 24,985 37.6
429,290
Sweden
Alfa Laval AB ............ 3,039 95,503 143.9
Assa Abloy AB, Class B ..... 792 18,657 28.1
Boliden AB .............. 277 12,431 18.7
Epiroc AB, Class A ........ 4,046 78,722 118.6
Sandvik AB ............. 3,155 65,206 98.3
Swedbank AB, Class A ...... 3,417 65,731 99.0

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Sweden (continued)
Tele2 AB, Class B ......... 2,170 $ 18,741 28.3%
Volvo AB, Class B ......... 4,576 90,804 136.8
445,795
Switzerland
Baloise Holding AG (Registered) 135 22,204 33.5
Chocoladefabriken Lindt &
Spruengli AG .......... 2 21,965 33.1
Cie Financiere Richemont SA
(Registered) ........... 153 23,586 35.5
Geberit AG (Registered) ..... 135 76,813 115.7
Givaudan SA (Registered) ... 2 6,484 9.8
Julius Baer Group Ltd. ...... 372 23,862 35.9
Kuehne + Nagel International AG
(Registered) ........... 747 178,127 268.4
Novartis AG (Registered) .... 3,749 338,944 510.7
Partners Group Holding AG .. 110 103,213 155.5
SGS SA (Registered) ....... 51 124,370 187.4
Sonova Holding AG (Registered) 321 80,273 120.9
Straumann Holding AG
(Registered) ........... 291 38,103 57.4
Swiss Life Holding AG
(Registered) ........... 502 297,108 447.6
Swisscom AG (Registered) ... 102 60,267 90.8
UBS Group AG (Registered) .. 8,706 185,833 280.0
Zurich Insurance Group AG .. 649 320,949 483.6
1,902,101
United Kingdom
Associated British Foods plc .. 1,218 27,959 42.1
Auto Trader Group plc ...... 9,606 74,528 112.3
Aviva plc ............... 9,586 54,064 81.5
BP plc ................. 9,530 57,564 86.7
British American Tobacco plc . 1,215 46,576 70.2
Burberry Group plc ........ 756 23,028 34.7
Coca-Cola Europacific Partners
plc ................. 699 39,298 59.2
Compass Group plc ........ 2,534 60,532 91.2
Croda International plc ...... 405 34,521 52.0
DCC plc ............... 1,162 66,185 99.7
Entain plc .............. 1,857 34,244 51.6
Experian plc ............. 1,269 46,407 69.9
Imperial Brands plc ........ 4,166 104,509 157.5
Informa plc .............. 9,482 78,423 118.2
InterContinental Hotels Group
plc ................. 530 36,795 55.4
Johnson Matthey plc ....... 521 14,553 21.9
Melrose Industries plc ...... 14,893 26,259 39.6
NatWest Group plc ........ 4,766 18,183 27.4
Pearson plc ............. 1,586 18,087 27.2
RELX plc ............... 1,873 55,645 83.8
Sage Group plc (The) ...... 22,930 220,304 331.9
Smiths Group plc ......... 17,246 368,151 554.7
SSE plc ................ 5,583 119,167 179.5
Taylor Wimpey plc ......... 40,003 58,041 87.4
Tesco plc ............... 10,591 32,190 48.5
Whitbread plc ............ 2,433 91,632 138.1
WPP plc ............... 18,116 211,663 318.9
2,018,508
United States
A O Smith Corp. .......... 166 11,238 16.9
Abbott Laboratories ........ 168 18,572 28.0
Accenture plc, Class A ...... 522 145,664 219.5
Adobe, Inc. ............. 1,482 548,844 826.9
Agilent Technologies, Inc. .... 3,343 508,403 766.0
Shares Value
% of Basket
Value
United States (continued)
Airbnb, Inc., Class A ....... 1,279 $ 142,110 214.1%
Allegion plc ............. 609 71,588 107.9
Altria Group, Inc. .......... 3,067 138,138 208.1
American Express Co. ...... 175 30,613 46.1
American Financial Group, Inc. 134 19,107 28.8
American International Group,
Inc. ................. 405 25,604 38.6
Ameriprise Financial, Inc. .... 61 21,357 32.2
AmerisourceBergen Corp. ... 128 21,627 32.6
AMETEK, Inc. ........... 1,827 264,769 398.9
ANSYS, Inc. ............. 723 192,578 290.2
APA Corp. .............. 401 17,776 26.8
Apple, Inc. .............. 2,620 378,040 569.6
Applied Materials, Inc. ...... 3,396 378,620 570.5
Archer-Daniels-Midland Co. .. 703 58,244 87.8
Arista Networks, Inc. ....... 1,531 192,937 290.7
Autodesk, Inc. ........... 900 193,644 291.8
AutoZone, Inc. ........... 23 56,094 84.5
Avery Dennison Corp. ...... 255 48,307 72.8
Baker Hughes Co. ......... 2,538 80,556 121.4
Bank of New York Mellon Corp.
(The) ............... 2,941 148,726 224.1
Bath & Body Works, Inc. .... 463 21,303 32.1
Biogen, Inc. ............. 206 59,925 90.3
Booking Holdings, Inc. ...... 81 197,162 297.1
Booz Allen Hamilton Holding
Corp. ............... 724 68,519 103.2
BorgWarner, Inc. .......... 463 21,891 33.0
Bristol-Myers Squibb Co. .... 1,445 104,979 158.2
Brown-Forman Corp., Class B . 1,209 80,495 121.3
Cadence Design Systems, Inc. 5,617 1,026,956 1,547.3
Capital One Financial Corp. .. 149 17,731 26.7
Carlyle Group, Inc. (The) .... 3,319 119,384 179.9
Carrier Global Corp. ....... 569 25,907 39.0
CDW Corp. ............. 231 45,283 68.2
Celanese Corp. .......... 226 27,843 42.0
CenterPoint Energy, Inc. .... 1,142 34,397 51.8
Chipotle Mexican Grill, Inc. ... 20 32,928 49.6
Cigna Corp. ............. 398 126,035 189.9
Cintas Corp. ............. 98 43,487 65.5
Citigroup, Inc. ............ 4,056 211,804 319.1
CMS Energy Corp. ........ 1,743 110,140 165.9
Coca-Cola Co. (The) ....... 1,555 95,353 143.7
Cognizant Technology Solutions
Corp., Class A ......... 3,720 248,310 374.1
Colgate-Palmolive Co. ...... 1,982 147,718 222.6
Copart, Inc. ............. 1,042 69,408 104.6
Corteva, Inc. ............ 1,322 85,203 128.4
CSX Corp. .............. 628 19,418 29.3
Cummins, Inc. ........... 1,203 300,197 452.3
CVS Health Corp. ......... 3,112 274,541 413.6
Darden Restaurants, Inc. .... 1,349 199,612 300.7
Dell Technologies, Inc., Class C 405 16,451 24.8
Dexcom, Inc. ............ 292 31,270 47.1
Diamondback Energy, Inc. ... 316 46,174 69.6
Discover Financial Services .. 506 59,065 89.0
DocuSign, Inc. ........... 229 13,887 20.9
Domino's Pizza, Inc. ....... 354 124,962 188.3
Dropbox, Inc., Class A ...... 19,078 443,182 667.7
DTE Energy Co. .......... 599 69,706 105.0
Dynatrace, Inc. ........... 483 18,562 28.0
Eaton Corp. plc ........... 690 111,925 168.6
eBay, Inc. .............. 4,608 228,096 343.7
Edison International ........ 1,338 92,188 138.9
Edwards Lifesciences Corp. .. 6,504 498,857 751.6

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
18
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Electronic Arts, Inc. ........ 493 $ 63,439 95.6%
Eli Lilly & Co. ............ 68 23,402 35.3
Entergy Corp. ............ 608 65,834 99.2
EOG Resources, Inc. ....... 220 29,095 43.8
EPAM Systems, Inc. ....... 53 17,630 26.6
Equitable Holdings, Inc. ..... 2,574 82,548 124.4
Evergy, Inc. ............. 1,079 67,599 101.8
Exelon Corp. ............ 4,949 208,798 314.6
Expedia Group, Inc. ........ 1,122 128,245 193.2
Expeditors International of
Washington, Inc. ........ 1,365 147,625 222.4
FactSet Research Systems, Inc. 265 112,079 168.9
Fair Isaac Corp. .......... 335 223,093 336.1
FedEx Corp. ............ 370 71,728 108.1
FMC Corp. .............. 175 23,298 35.1
Fortinet, Inc. ............. 1,793 93,846 141.4
Garmin Ltd. ............. 824 81,477 122.8
Gilead Sciences, Inc. ....... 972 81,590 122.9
GSK plc ............... 1,937 34,023 51.3
Halliburton Co. ........... 2,248 92,663 139.6
Hartford Financial Services
Group, Inc. (The) ....... 2,220 172,294 259.6
HCA Healthcare, Inc. ....... 376 95,906 144.5
Hershey Co. (The) ........ 1,235 277,381 417.9
Hewlett Packard Enterprise Co. 5,395 87,021 131.1
HF Sinclair Corp. ......... 386 21,963 33.1
Hologic, Inc. ............. 995 80,963 122.0
Honeywell International, Inc. .. 310 64,629 97.4
HP, Inc. ................ 685 19,961 30.1
Hubbell, Inc. ............. 1,282 293,463 442.1
IDEX Corp. ............. 109 26,125 39.4
IDEXX Laboratories, Inc. .... 172 82,646 124.5
Illinois Tool Works, Inc. ...... 1,632 385,217 580.4
Incyte Corp. ............. 1,944 165,512 249.4
Interpublic Group of Cos., Inc.
(The) ............... 4,640 169,174 254.9
Intuit, Inc. .............. 939 396,887 598.0
Invesco Ltd. ............. 1,068 19,769 29.8
James Hardie Industries plc,
CDI ................ 6,789 152,335 229.5
JB Hunt Transport Services, Inc. 1,465 276,958 417.3
Johnson & Johnson ........ 267 43,633 65.7
Juniper Networks, Inc. ...... 5,173 167,088 251.7
Keysight Technologies, Inc. ... 2,028 363,722 548.0
KLA Corp. .............. 79 31,006 46.7
Knight-Swift Transportation
Holdings, Inc. .......... 1,471 86,936 131.0
Kroger Co. (The) .......... 914 40,792 61.5
Lam Research Corp. ....... 307 153,531 231.3
Lennox International, Inc. .... 144 37,529 56.5
LKQ Corp. .............. 1,501 88,499 133.3
Lowe's Cos., Inc. ......... 644 134,113 202.1
Lululemon Athletica, Inc. .... 79 24,244 36.5
Marathon Oil Corp. ........ 4,367 119,961 180.7
Marathon Petroleum Corp. ... 1,287 165,405 249.2
Masco Corp. ............ 1,058 56,286 84.8
Masimo Corp. ............ 245 41,670 62.8
McDonald's Corp. ......... 137 36,634 55.2
MetLife, Inc. ............. 14,002 1,022,426 1,540.4
Mettler-Toledo International, Inc. 54 82,778 124.7
Microchip Technology, Inc. ... 1,788 138,785 209.1
Microsoft Corp. ........... 876 217,082 327.1
Molina Healthcare, Inc. ..... 601 187,410 282.4
Mondelez International, Inc.,
Class A .............. 1,106 72,377 109.0
Shares Value
% of Basket
Value
United States (continued)
Monolithic Power Systems, Inc. 144 $ 61,425 92.5%
Monster Beverage Corp. .... 209 21,753 32.8
Mosaic Co. (The) ......... 397 19,667 29.6
MSCI, Inc. .............. 48 25,515 38.4
Nestle SA (Registered) ..... 739 90,165 135.8
NetApp, Inc. ............. 3,735 247,369 372.7
News Corp., Class A ....... 3,213 65,095 98.1
NiSource, Inc. ........... 1,570 43,568 65.6
Nordson Corp. ........... 234 56,932 85.8
Norfolk Southern Corp. ..... 115 28,268 42.6
Northern Trust Corp. ....... 44 4,267 6.4
Nucor Corp. ............. 286 48,340 72.8
NVR, Inc. ............... 27 142,290 214.4
Old Dominion Freight Line, Inc. 233 77,645 117.0
Oracle Corp. ............ 361 31,934 48.1
O'Reilly Automotive, Inc. .... 57 45,164 68.0
Otis Worldwide Corp. ....... 1,345 110,599 166.6
Ovintiv, Inc. ............. 1,953 96,146 144.9
Owens Corning ........... 736 71,134 107.2
PACCAR, Inc. ........... 831 90,837 136.9
Packaging Corp. of America .. 129 18,408 27.7
Palo Alto Networks, Inc. ..... 886 140,555 211.8
Parker-Hannifin Corp. ...... 81 26,406 39.8
Paychex, Inc. ............ 1,310 151,777 228.7
Paycom Software, Inc. ...... 207 67,056 101.0
Philip Morris International, Inc. 794 82,767 124.7
Phillips 66 .............. 991 99,368 149.7
PPL Corp. .............. 886 26,226 39.5
Procter & Gamble Co. (The) .. 2,722 387,558 583.9
Prudential Financial, Inc. .... 651 68,316 102.9
QUALCOMM, Inc. ......... 498 66,339 99.9
Quest Diagnostics, Inc. ..... 36 5,345 8.1
Roche Holding AG ........ 464 144,847 218.2
Schlumberger Ltd. ......... 8,550 487,179 734.0
Schneider Electric SE ...... 2,350 381,207 574.3
Sempra Energy .......... 1,862 298,534 449.8
ServiceNow, Inc. .......... 818 372,296 560.9
Snap-on, Inc. ............ 461 114,665 172.8
Splunk, Inc. ............. 235 22,506 33.9
Starbucks Corp. .......... 1,949 212,714 320.5
State Street Corp. ......... 460 42,012 63.3
Steel Dynamics, Inc. ....... 2,578 311,010 468.6
Stellantis NV ............ 13,270 208,617 314.3
Stryker Corp. ............ 176 44,671 67.3
Synchrony Financial ....... 1,158 42,533 64.1
Synopsys, Inc. ........... 390 137,963 207.9
TE Connectivity Ltd. ....... 1,232 156,649 236.0
Texas Instruments, Inc. ..... 763 135,211 203.7
Trade Desk, Inc. (The), Class A 392 19,874 29.9
Travelers Cos., Inc. (The) .... 22 4,205 6.3
Trimble, Inc. ............. 786 45,635 68.8
Truist Financial Corp. ....... 468 23,115 34.8
Tyson Foods, Inc., Class A ... 935 61,476 92.6
UGI Corp. .............. 5,098 203,053 305.9
U-Haul Holding Co. (Non-Voting) 1,188 73,407 110.6
Ulta Beauty, Inc. .......... 376 193,249 291.2
United Parcel Service, Inc., Class
B .................. 766 141,886 213.8
United Rentals, Inc. ........ 92 40,567 61.1
Veeva Systems, Inc., Class A . 680 115,974 174.7
VeriSign, Inc. ............ 1,165 254,028 382.7
Vertex Pharmaceuticals, Inc. .. 691 223,262 336.4
Vistra Corp. ............. 1,633 37,657 56.7
Waters Corp. ............ 212 69,659 105.0
Webster Financial Corp. ..... 473 24,903 37.5

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Westinghouse Air Brake
Technologies Corp. ...... 1,449 $ 150,421 226.6%
Westlake Corp. ........... 1,385 170,009 256.1
WestRock Co. ........... 1,918 75,262 113.4
Whirlpool Corp. ........... 178 27,695 41.7
Willis Towers Watson plc .... 89 22,623 34.1
WW Grainger, Inc. ......... 428 252,297 380.1
Yum! Brands, Inc. ......... 425 55,467 83.6
Zimmer Biomet Holdings, Inc. . 467 59,468 89.6
25,007,573
Total Reference Entity — Long ............ 44,520,218
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (14,187) (106,174) (160.0)
Commonwealth Bank of
Australia ............. (1,041) (81,263) (122.4)
Endeavour Group Ltd. ...... (51,961) (243,986) (367.6)
Glencore plc ............ (3,065) (20,526) (30.9)
IGO Ltd. ............... (7,327) (76,166) (114.8)
Mineral Resources Ltd. ..... (630) (39,885) (60.1)
National Australia Bank Ltd. .. (2,438) (55,011) (82.9)
Newcrest Mining Ltd. ....... (11,762) (186,888) (281.6)
Northern Star Resources Ltd. . (9,990) (89,016) (134.1)
Origin Energy Ltd. ......... (2,073) (11,007) (16.6)
Ramsay Health Care Ltd. .... (6,461) (305,307) (460.0)
Reece Ltd. .............. (3,725) (42,815) (64.5)
Santos Ltd. ............. (3,530) (18,020) (27.2)
Transurban Group ......... (3,995) (39,168) (59.0)
WiseTech Global Ltd. ....... (282) (12,227) (18.4)
Woodside Energy Group Ltd. . (3,746) (96,999) (146.2)
Woolworths Group Ltd. ..... (6,088) (155,594) (234.4)
(1,580,052)
Belgium
Anheuser-Busch InBev SA ... (1,082) (65,311) (98.4)
KBC Group NV ........... (423) (31,331) (47.2)
Sofina SA .............. (99) (23,520) (35.4)
Solvay SA .............. (1,244) (144,965) (218.4)
UCB SA ............... (231) (18,966) (28.6)
(284,093)
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (183,009) (275.7)
Denmark
Coloplast A/S, Class B ...... (412) (49,743) (74.9)
Danske Bank A/S ......... (1,580) (32,917) (49.6)
Demant A/S ............. (1,412) (39,969) (60.2)
Orsted A/S .............. (324) (28,853) (43.5)
ROCKWOOL A/S, Class B ... (85) (24,371) (36.7)
Vestas Wind Systems A/S ... (1,097) (32,100) (48.4)
(207,953)
Finland
Fortum OYJ ............. (10,356) (155,674) (234.5)
Kone OYJ, Class B ........ (1,421) (77,496) (116.8)
UPM-Kymmene OYJ ....... (1,785) (64,699) (97.5)
(297,869)
France
Accor SA ............... (10,838) (351,780) (530.0)
Adevinta ASA ............ (5,256) (45,059) (67.9)
Shares Value
% of Basket
Value
France (continued)
Aeroports de Paris ........ (1,512) $ (234,568) (353.4) %
Air Liquide SA ........... (1,379) (219,573) (330.8)
Airbus SE .............. (303) (37,986) (57.2)
Alstom SA .............. (2,332) (69,342) (104.5)
AXA SA ................ (3,156) (98,464) (148.4)
Bouygues SA ............ (7,447) (245,334) (369.6)
Carrefour SA ............ (2,471) (47,001) (70.8)
Cie Generale des Etablissements
Michelin SCA .......... (6,596) (208,564) (314.2)
Danone SA ............. (1,999) (109,624) (165.2)
Edenred ............... (327) (17,812) (26.8)
EssilorLuxottica SA ........ (409) (75,043) (113.1)
Renault SA ............. (1,207) (49,076) (73.9)
Sartorius Stedim Biotech .... (43) (15,000) (22.6)
Teleperformance .......... (95) (26,409) (39.8)
Thales SA .............. (414) (54,755) (82.5)
TotalEnergies SE ......... (424) (26,212) (39.5)
Ubisoft Entertainment SA .... (1,183) (24,496) (36.9)
Valeo ................. (1,346) (29,417) (44.3)
Veolia Environnement SA .... (7,036) (208,846) (314.7)
Vinci SA ............... (673) (76,042) (114.6)
Worldline SA ............ (1,349) (61,199) (92.2)
(2,331,602)
Germany
adidas AG .............. (533) (85,822) (129.3)
Aroundtown SA ........... (4,614) (12,846) (19.4)
BASF SE ............... (2,006) (115,015) (173.3)
Continental AG ........... (2,168) (152,227) (229.4)
Covestro AG ............ (3,457) (159,176) (239.8)
Deutsche Lufthansa AG
(Registered) ........... (5,316) (56,321) (84.9)
Deutsche Telekom AG
(Registered) ........... (4,458) (99,319) (149.6)
Dr Ing hc F Porsche AG
(Preference) .......... (383) (45,538) (68.6)
Fresenius Medical Care AG &
Co. KGaA ............ (2,231) (83,784) (126.2)
Fresenius SE & Co. KGaA ... (2,693) (78,046) (117.6)
Hannover Rueck SE ....... (253) (51,376) (77.4)
LEG Immobilien SE ........ (518) (40,494) (61.0)
Porsche Automobil Holding SE
(Preference) .......... (1,191) (71,218) (107.3)
RWE AG ............... (4,381) (195,037) (293.9)
Siemens Healthineers AG .... (764) (40,972) (61.7)
Telefonica Deutschland Holding
AG ................. (53,777) (158,393) (238.6)
United Internet AG (Registered) (1,434) (33,292) (50.2)
Vonovia SE ............. (5,920) (167,228) (252.0)
Zalando SE ............. (917) (42,764) (64.4)
(1,688,868)
Hong Kong
CK Infrastructure Holdings Ltd. (32,500) (180,816) (272.4)
Futu Holdings Ltd., ADR ..... (910) (46,192) (69.6)
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (135,136) (203.6)
HKT Trust & HKT Ltd. ...... (104,000) (136,258) (205.3)
Prudential plc ............ (2,170) (36,055) (54.3)
(534,457)
Ireland
AerCap Holdings NV ....... (1,523) (96,269) (145.1)
AIB Group plc ............ (27,863) (117,041) (176.3)
Kerry Group plc, Class A .... (498) (46,663) (70.3)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
20
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Ireland (continued)
Kingspan Group plc ........ (988) $ (63,544) (95.7) %
(323,517)
Italy
Amplifon SpA ............ (2,295) (63,372) (95.5)
Infrastrutture Wireless Italiane
SpA ................ (5,248) (57,512) (86.7)
Nexi SpA ............... (3,140) (27,655) (41.7)
(148,539)
Japan
Aeon Co. Ltd. ............ (1,700) (34,853) (52.5)
Aisin Corp. .............. (1,500) (43,763) (65.9)
Asahi Group Holdings Ltd. ... (600) (19,813) (29.9)
Bandai Namco Holdings, Inc. . (1,300) (86,936) (131.0)
Bridgestone Corp. ......... (2,200) (82,133) (123.7)
Brother Industries Ltd. ...... (5,200) (80,768) (121.7)
Canon, Inc. ............. (3,500) (77,673) (117.0)
Central Japan Railway Co. ... (1,400) (170,765) (257.3)
Chubu Electric Power Co., Inc. (11,800) (127,099) (191.5)
CyberAgent, Inc. .......... (2,200) (20,574) (31.0)
Daiichi Sankyo Co. Ltd. ..... (1,100) (34,548) (52.1)
East Japan Railway Co. ..... (2,300) (128,244) (193.2)
GMO Payment Gateway, Inc. . (1,600) (148,051) (223.1)
Hikari Tsushin, Inc. ........ (100) (14,274) (21.5)
Iida Group Holdings Co. Ltd. .. (3,300) (55,012) (82.9)
ITOCHU Corp. ........... (3,300) (106,662) (160.7)
Itochu Techno-Solutions Corp. . (2,300) (56,942) (85.8)
Japan Airlines Co. Ltd. ...... (5,500) (116,642) (175.7)
Japan Exchange Group, Inc. .. (900) (13,774) (20.8)
Japan Post Bank Co. Ltd. .... (15,300) (135,939) (204.8)
Japan Post Insurance Co. Ltd. (5,200) (92,768) (139.8)
JFE Holdings, Inc. ......... (7,200) (94,937) (143.0)
Kansai Electric Power Co., Inc.
(The) ............... (4,900) (47,124) (71.0)
Keio Corp. .............. (1,700) (62,398) (94.0)
Keisei Electric Railway Co. Ltd. (2,200) (64,172) (96.7)
Keyence Corp. ........... (400) (184,148) (277.4)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (21,538) (32.4)
Kobe Bussan Co. Ltd. ...... (7,300) (210,764) (317.5)
Koei Tecmo Holdings Co. Ltd. . (15,700) (285,523) (430.2)
Koito Manufacturing Co. Ltd. .. (800) (13,494) (20.3)
Kose Corp. ............. (1,000) (110,333) (166.2)
Kubota Corp. ............ (15,200) (228,430) (344.2)
Kurita Water Industries Ltd. ... (600) (27,131) (40.9)
Lasertec Corp. ........... (800) (151,458) (228.2)
Makita Corp. ............ (4,900) (130,520) (196.7)
Mitsubishi Chemical Group
Corp. ............... (5,300) (29,741) (44.8)
Mitsubishi Heavy Industries Ltd. (2,800) (109,788) (165.4)
Mitsubishi UFJ Financial Group,
Inc. ................. (7,000) (51,274) (77.3)
Mitsui Fudosan Co. Ltd. ..... (2,500) (46,859) (70.6)
Mitsui OSK Lines Ltd. ...... (2,200) (54,601) (82.3)
Mizuho Financial Group, Inc. .. (1,200) (18,744) (28.2)
Nexon Co. Ltd. ........... (2,300) (55,459) (83.6)
Nidec Corp. ............. (1,600) (88,670) (133.6)
Nintendo Co. Ltd. ......... (3,000) (130,073) (196.0)
Nippon Paint Holdings Co. Ltd. (2,600) (23,737) (35.8)
Nippon Sanso Holdings Corp. . (6,800) (110,914) (167.1)
Nippon Yusen KK ......... (900) (21,410) (32.3)
Nissan Motor Co. Ltd. ...... (6,100) (21,917) (33.0)
Nisshin Seifun Group, Inc. ... (2,500) (31,314) (47.2)
Nomura Research Institute Ltd. (2,500) (60,019) (90.4)
Shares Value
% of Basket
Value
Japan (continued)
NTT Data Corp. .......... (4,500) $ (69,801) (105.2) %
Odakyu Electric Railway Co. Ltd. (10,600) (139,362) (210.0)
Open House Group Co. Ltd. .. (1,600) (60,528) (91.2)
Oracle Corp. Japan ........ (500) (34,253) (51.6)
Otsuka Corp. ............ (2,300) (75,669) (114.0)
Otsuka Holdings Co. Ltd. .... (7,100) (227,771) (343.2)
Rakuten Group, Inc. ....... (33,500) (170,798) (257.3)
Renesas Electronics Corp. ... (13,400) (137,834) (207.7)
SBI Holdings, Inc. ......... (3,500) (74,198) (111.8)
SCSK Corp. ............. (3,600) (58,635) (88.3)
Seven & i Holdings Co. Ltd. .. (900) (42,492) (64.0)
Sharp Corp. ............. (39,500) (328,327) (494.7)
Shimizu Corp. ........... (8,200) (45,967) (69.3)
SoftBank Group Corp. ...... (4,600) (217,774) (328.1)
Sompo Holdings, Inc. ...... (900) (38,744) (58.4)
Sony Group Corp. ......... (500) (44,676) (67.3)
Square Enix Holdings Co. Ltd. . (2,500) (118,228) (178.1)
SUMCO Corp. ........... (4,100) (60,749) (91.5)
Sumitomo Electric Industries
Ltd. ................ (28,500) (342,461) (516.0)
T&D Holdings, Inc. ........ (2,300) (36,814) (55.5)
TIS, Inc. ............... (6,300) (181,663) (273.7)
Tobu Railway Co. Ltd. ...... (3,500) (82,121) (123.7)
Toho Co. Ltd. ............ (1,600) (59,093) (89.0)
Tokyo Electric Power Co.
Holdings, Inc. .......... (18,800) (70,402) (106.1)
Tokyu Corp. ............. (13,100) (168,458) (253.8)
Toshiba Corp. ............ (1,200) (41,216) (62.1)
Toyota Motor Corp. ........ (3,400) (49,931) (75.2)
Welcia Holdings Co. Ltd. .... (5,500) (122,929) (185.2)
West Japan Railway Co. .... (6,300) (263,835) (397.5)
Yaskawa Electric Corp. ..... (600) (23,453) (35.3)
Z Holdings Corp. .......... (56,400) (164,108) (247.3)
(7,686,013)
Jordan
Hikma Pharmaceuticals plc ... (2,453) (51,891) (78.2)
Netherlands
Akzo Nobel NV ........... (919) (68,452) (103.1)
Argenx SE .............. (409) (155,783) (234.7)
Euronext NV ............ (1,573) (127,463) (192.0)
Heineken NV ............ (646) (64,560) (97.3)
JDE Peet's NV ........... (1,655) (49,605) (74.7)
Koninklijke DSM NV ....... (663) (85,263) (128.5)
Universal Music Group NV ... (7,962) (203,528) (306.7)
(754,654)
New Zealand
Xero Ltd. ............... (1,064) (58,644) (88.4)
Norway
Aker BP ASA ............ (5,205) (158,554) (238.9)
Gjensidige Forsikring ASA ... (1,266) (22,754) (34.3)
Mowi ASA .............. (2,470) (45,674) (68.8)
Salmar ASA ............. (2,793) (129,874) (195.7)
Telenor ASA ............. (2,947) (30,851) (46.5)
(387,707)
Portugal
EDP - Energias de Portugal SA (5,136) (25,517) (38.5)
Singapore
Capitaland Investment Ltd. ... (6,700) (20,299) (30.6)
Grab Holdings Ltd., Class A .. (9,466) (35,876) (54.0)
Sea Ltd., ADR ........... (1,696) (109,307) (164.7)
Singapore Exchange Ltd. .... (12,800) (90,157) (135.8)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Singapore (continued)
Singapore Technologies
Engineering Ltd. ........ (36,400) $ (102,340) (154.2) %
(357,979)
South Africa
Anglo American plc ........ (536) (23,118) (34.8)
Spain
Amadeus IT Group SA ...... (1,003) (63,193) (95.2)
CaixaBank SA ........... (1,533) (6,802) (10.3)
Cellnex Telecom SA ....... (5,365) (210,244) (316.8)
EDP Renovaveis SA ....... (4,789) (104,166) (156.9)
Grifols SA .............. (6,485) (85,849) (129.3)
Naturgy Energy Group SA ... (365) (10,352) (15.6)
Telefonica SA ............ (25,444) (96,662) (145.6)
(577,268)
Sweden
Atlas Copco AB, Class A .... (3,283) (38,956) (58.7)
Electrolux AB, Class B ...... (14,310) (202,685) (305.4)
Embracer Group AB ....... (3,926) (18,300) (27.6)
EQT AB ................ (2,573) (58,059) (87.5)
H & M Hennes & Mauritz AB,
Class B .............. (5,200) (64,045) (96.5)
Holmen AB, Class B ....... (1,320) (54,444) (82.0)
Nibe Industrier AB, Class B ... (8,099) (87,504) (131.8)
Securitas AB, Class B ...... (7,626) (69,805) (105.2)
Skandinaviska Enskilda Banken
AB, Class A ........... (3,700) (44,791) (67.5)
Skanska AB, Class B ....... (2,329) (41,107) (61.9)
Swedish Orphan Biovitrum AB . (1,167) (26,025) (39.2)
(705,721)
Switzerland
ABB Ltd. (Registered) ...... (9,037) (314,629) (474.0)
Bachem Holding AG ....... (490) (43,333) (65.3)
Banque Cantonale Vaudoise
(Registered) ........... (2,123) (201,806) (304.1)
Credit Suisse Group AG
(Registered) ........... (28,816) (99,268) (149.6)
EMS-Chemie Holding AG
(Registered) ........... (68) (50,693) (76.4)
Logitech International SA
(Registered) ........... (730) (42,717) (64.4)
Lonza Group AG (Registered) . (362) (206,500) (311.1)
Schindler Holding AG ...... (242) (51,579) (77.7)
SIG Group AG ........... (761) (18,862) (28.4)
Swiss Prime Site AG
(Registered) ........... (1,271) (113,257) (170.6)
(1,142,644)
United Kingdom
abrdn plc ............... (37,136) (97,810) (147.4)
AstraZeneca plc .......... (210) (27,513) (41.5)
BAE Systems plc ......... (6,423) (67,994) (102.4)
Berkeley Group Holdings plc .. (750) (38,406) (57.9)
BT Group plc ............ (81,513) (125,587) (189.2)
Bunzl plc ............... (780) (28,635) (43.1)
CNH Industrial NV ......... (1,466) (25,936) (39.1)
Halma plc .............. (2,922) (77,795) (117.2)
Just Eat Takeaway.com NV ... (820) (21,036) (31.7)
Liberty Global plc, Class C ... (4,532) (101,290) (152.6)
National Grid plc .......... (8,658) (110,068) (165.8)
Phoenix Group Holdings plc .. (9,089) (72,038) (108.5)
Rentokil Initial plc ......... (27,307) (165,574) (249.5)
Rolls-Royce Holdings plc .... (126,484) (165,483) (249.3)
Schroders plc ............ (18,471) (109,234) (164.6)
Shares Value
% of Basket
Value
United Kingdom (continued)
Severn Trent plc .......... (3,695) $ (128,589) (193.7) %
Standard Chartered plc ..... (3,062) (25,720) (38.8)
Unilever plc ............. (631) (32,117) (48.4)
United Utilities Group plc .... (6,672) (87,304) (131.5)
Vodafone Group plc ........ (123,698) (142,725) (215.0)
(1,650,854)
United States
AbbVie, Inc. ............. (144) (21,276) (32.1)
Advance Auto Parts, Inc. .... (137) (20,862) (31.4)
Affirm Holdings, Inc. ....... (8,555) (138,505) (208.7)
Aflac, Inc. .............. (155) (11,393) (17.2)
Air Products & Chemicals, Inc. (574) (183,973) (277.2)
Albemarle Corp. .......... (358) (100,759) (151.8)
Alliant Energy Corp. ....... (1,603) (86,610) (130.5)
Allstate Corp. (The) ........ (1,234) (158,532) (238.9)
Amcor plc .............. (3,418) (41,221) (62.1)
Ameren Corp. ............ (1,240) (107,719) (162.3)
Amphenol Corp., Class A .... (4,258) (339,661) (511.8)
Analog Devices, Inc. ....... (556) (95,337) (143.6)
Apollo Global Management, Inc. (2,891) (204,625) (308.3)
Aptiv plc ............... (1,647) (186,259) (280.6)
Aramark ............... (2,253) (100,326) (151.2)
Arthur J Gallagher & Co. .... (873) (170,864) (257.4)
Aspen Technology, Inc. ..... (759) (150,851) (227.3)
Assurant, Inc. ............ (148) (19,623) (29.6)
AT&T, Inc. .............. (5,267) (107,289) (161.6)
Atmos Energy Corp. ....... (336) (39,493) (59.5)
Avantor, Inc. ............. (952) (22,753) (34.3)
Ball Corp. .............. (787) (45,835) (69.1)
Bank of America Corp. ...... (533) (18,911) (28.5)
Baxter International, Inc. .... (2,006) (91,654) (138.1)
Becton Dickinson and Co. ... (277) (69,865) (105.3)
Bentley Systems, Inc., Class B (1,809) (70,641) (106.4)
Bill.com Holdings, Inc. ...... (374) (43,242) (65.2)
BioMarin Pharmaceutical, Inc. . (1,150) (132,653) (199.9)
Bio-Rad Laboratories, Inc., Class
A .................. (119) (55,628) (83.8)
Bio-Techne Corp. ......... (370) (29,474) (44.4)
Blackstone, Inc. .......... (1,295) (124,268) (187.2)
Block, Inc., Class A ........ (1,114) (91,036) (137.2)
Boston Scientific Corp. ...... (1,332) (61,605) (92.8)
Broadcom, Inc. ........... (197) (115,247) (173.6)
Broadridge Financial Solutions,
Inc. ................. (1,255) (188,702) (284.3)
Brown & Brown, Inc. ....... (2,226) (130,355) (196.4)
Bunge Ltd. .............. (355) (35,181) (53.0)
Burlington Stores, Inc. ...... (451) (103,653) (156.2)
Caesars Entertainment, Inc. .. (4,562) (237,498) (357.8)
Campbell Soup Co. ........ (3,182) (165,241) (249.0)
CarMax, Inc. ............ (3,507) (247,068) (372.2)
Carnival Corp. ........... (26,125) (282,673) (425.9)
Catalent, Inc. ............ (605) (32,398) (48.8)
Caterpillar, Inc. ........... (81) (20,435) (30.8)
Centene Corp. ........... (1,020) (77,765) (117.2)
Ceridian HCM Holding, Inc. .. (1,715) (123,960) (186.8)
CH Robinson Worldwide, Inc. . (1,501) (150,355) (226.5)
Charles Schwab Corp. (The) .. (1,634) (126,504) (190.6)
Charter Communications, Inc.,
Class A .............. (669) (257,103) (387.4)
Cheniere Energy, Inc. ...... (605) (92,438) (139.3)
Chesapeake Energy Corp. ... (192) (16,650) (25.1)
Chevron Corp. ........... (216) (37,588) (56.6)
Chewy, Inc., Class A ....... (2,961) (133,423) (201.0)
Church & Dwight Co., Inc. ... (4,044) (326,998) (492.7)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
22
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Cincinnati Financial Corp. .... (739) $ (83,618) (126.0) %
Cisco Systems, Inc. ........ (2,823) (137,395) (207.0)
Clarivate plc ............. (10,488) (116,627) (175.7)
Cleveland-Cliffs, Inc. ....... (1,708) (36,466) (54.9)
Clorox Co. (The) .......... (695) (100,560) (151.5)
Cloudflare, Inc., Class A ..... (2,814) (148,889) (224.3)
CME Group, Inc. .......... (852) (150,514) (226.8)
Coinbase Global, Inc., Class A (316) (18,480) (27.8)
Computershare Ltd. ........ (2,841) (47,848) (72.1)
Cooper Cos., Inc. (The) ..... (185) (64,552) (97.3)
Corning, Inc. ............ (1,753) (60,671) (91.4)
Crown Holdings, Inc. ....... (2,274) (200,476) (302.0)
CSL Ltd. ............... (611) (129,013) (194.4)
Darling Ingredients, Inc. ..... (1,181) (78,288) (118.0)
Datadog, Inc., Class A ...... (528) (39,500) (59.5)
DaVita, Inc. ............. (2,503) (206,222) (310.7)
Deere & Co. ............. (120) (50,741) (76.4)
Dentsply Sirona, Inc. ....... (1,532) (56,424) (85.0)
DISH Network Corp., Class A . (8,202) (118,027) (177.8)
Dollar General Corp. ....... (532) (124,275) (187.2)
Dollar Tree, Inc. .......... (1,021) (153,334) (231.0)
Dominion Energy, Inc. ...... (346) (22,019) (33.2)
DoorDash, Inc., Class A ..... (345) (19,982) (30.1)
Dover Corp. ............. (676) (102,637) (154.6)
Dow, Inc. ............... (623) (36,975) (55.7)
DR Horton, Inc. ........... (1,228) (121,191) (182.6)
Duke Energy Corp. ........ (1,795) (183,898) (277.1)
Ecolab, Inc. ............. (118) (18,270) (27.5)
Elevance Health, Inc. ....... (46) (23,000) (34.7)
Emerson Electric Co. ....... (2,476) (223,385) (336.6)
Enphase Energy, Inc. ....... (94) (20,810) (31.4)
Entegris, Inc. ............ (1,704) (137,530) (207.2)
EQT Corp. .............. (1,971) (64,393) (97.0)
Equifax, Inc. ............. (441) (97,990) (147.6)
Erie Indemnity Co., Class A .. (980) (239,463) (360.8)
Essential Utilities, Inc. ...... (1,502) (70,188) (105.7)
Etsy, Inc. ............... (326) (44,851) (67.6)
Exact Sciences Corp. ...... (521) (35,178) (53.0)
F5, Inc. ................ (395) (58,326) (87.9)
Fastenal Co. ............ (703) (35,537) (53.5)
Fidelity National Information
Services, Inc. .......... (1,066) (79,993) (120.5)
Fifth Third Bancorp ........ (2,102) (76,282) (114.9)
First Republic Bank ........ (264) (37,192) (56.0)
First Solar, Inc. ........... (136) (24,154) (36.4)
Fiserv, Inc. .............. (1,855) (197,891) (298.2)
FleetCor Technologies, Inc. ... (179) (37,377) (56.3)
Ford Motor Co. ........... (1,437) (19,414) (29.2)
Fortive Corp. ............ (669) (45,512) (68.6)
Fortune Brands Innovations, Inc. (1,435) (92,572) (139.5)
Freeport-McMoRan, Inc. .... (1,209) (53,946) (81.3)
GE HealthCare Technologies,
Inc. ................. (496) (34,482) (52.0)
Gen Digital, Inc. .......... (8,322) (191,489) (288.5)
Generac Holdings, Inc. ..... (117) (14,110) (21.3)
General Electric Co. ....... (1,489) (119,835) (180.5)
Global Payments, Inc. ...... (230) (25,926) (39.1)
Globe Life, Inc. ........... (1,789) (216,201) (325.7)
Haleon plc .............. (27,780) (111,325) (167.7)
Hasbro, Inc. ............. (1,585) (93,784) (141.3)
HEICO Corp. ............ (697) (119,152) (179.5)
Hess Corp. ............. (1,291) (193,857) (292.1)
Hilton Worldwide Holdings, Inc. (1,159) (168,159) (253.4)
Holcim AG (Registered) ..... (1,098) (65,644) (98.9)
Hormel Foods Corp. ....... (8,811) (399,226) (601.5)
Shares Value
% of Basket
Value
United States (continued)
Howmet Aerospace, Inc. .... (2,276) $ (92,610) (139.5) %
Humana, Inc. ............ (76) (38,889) (58.6)
Huntington Ingalls Industries,
Inc. ................. (595) (131,221) (197.7)
Intercontinental Exchange, Inc. (228) (24,521) (36.9)
International Business Machines
Corp. ............... (3,668) (494,190) (744.6)
International Flavors &
Fragrances, Inc. ........ (160) (17,994) (27.1)
International Paper Co. ..... (973) (40,691) (61.3)
Intuitive Surgical, Inc. ...... (92) (22,603) (34.1)
Jack Henry & Associates, Inc. . (835) (150,375) (226.6)
Jazz Pharmaceuticals plc .... (228) (35,718) (53.8)
Johnson Controls International
plc ................. (385) (26,784) (40.4)
JPMorgan Chase & Co. ..... (239) (33,450) (50.4)
Kellogg Co. ............. (1,045) (71,666) (108.0)
Keurig Dr Pepper, Inc. ...... (725) (25,578) (38.5)
Kimberly-Clark Corp. ....... (751) (97,638) (147.1)
Kinder Morgan, Inc. ........ (2,537) (46,427) (69.9)
Las Vegas Sands Corp. ..... (4,382) (258,538) (389.5)
Lear Corp. .............. (803) (117,061) (176.4)
Leidos Holdings, Inc. ....... (871) (86,090) (129.7)
Lennar Corp., Class A ...... (88) (9,011) (13.6)
Liberty Broadband Corp. .... (1,970) (176,867) (266.5)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,370) (96,996) (146.1)
Lincoln National Corp. ...... (2,423) (85,847) (129.3)
Live Nation Entertainment, Inc. (276) (22,215) (33.5)
Loews Corp. ............ (491) (30,187) (45.5)
LPL Financial Holdings, Inc. .. (87) (20,629) (31.1)
Lumen Technologies, Inc. .... (5,550) (29,137) (43.9)
M&T Bank Corp. .......... (792) (123,552) (186.2)
MarketAxess Holdings, Inc. .. (218) (79,319) (119.5)
Marriott International, Inc., Class
A .................. (2,065) (359,682) (541.9)
Marsh & McLennan Cos., Inc. . (612) (107,045) (161.3)
Martin Marietta Materials, Inc. . (362) (130,190) (196.2)
Marvell Technology, Inc. ..... (1,312) (56,613) (85.3)
McCormick & Co., Inc. (Non-
Voting) .............. (3,808) (286,057) (431.0)
McKesson Corp. .......... (122) (46,199) (69.6)
Medtronic plc ............ (561) (46,950) (70.7)
Micron Technology, Inc. ..... (2,153) (129,826) (195.6)
Moderna, Inc. ............ (156) (27,465) (41.4)
Mohawk Industries, Inc. ..... (189) (22,691) (34.2)
MongoDB, Inc. ........... (345) (73,902) (111.3)
Moody's Corp. ........... (134) (43,248) (65.2)
Morgan Stanley .......... (450) (43,799) (66.0)
Motorola Solutions, Inc. ..... (245) (62,967) (94.9)
Nasdaq, Inc. ............ (2,783) (167,509) (252.4)
Newell Brands, Inc. ........ (4,002) (63,872) (96.2)
NextEra Energy, Inc. ....... (959) (71,570) (107.8)
Novocure Ltd. ............ (562) (51,243) (77.2)
NVIDIA Corp. ............ (300) (58,611) (88.3)
Okta, Inc. ............... (590) (43,430) (65.4)
ONEOK, Inc. ............ (776) (53,140) (80.1)
Palantir Technologies, Inc., Class
A .................. (3,782) (29,424) (44.3)
Paramount Global, Class B ... (6,781) (157,048) (236.6)
PerkinElmer, Inc. ......... (1,428) (196,393) (295.9)
PG&E Corp. ............. (2,593) (41,229) (62.1)
Plug Power, Inc. .......... (434) (7,387) (11.1)
PNC Financial Services Group,
Inc. (The) ............ (340) (56,246) (84.7)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Pool Corp. .............. (52) $ (20,052) (30.2) %
PPG Industries, Inc. ....... (35) (4,562) (6.9)
Public Service Enterprise Group,
Inc. ................. (306) (18,951) (28.6)
PulteGroup, Inc. .......... (664) (37,775) (56.9)
Quanta Services, Inc. ...... (228) (34,699) (52.3)
Raymond James Financial, Inc. (154) (17,367) (26.2)
Regeneron Pharmaceuticals,
Inc. ................. (26) (19,720) (29.7)
Republic Services, Inc. ..... (3,268) (407,912) (614.6)
Robert Half International, Inc. . (356) (29,890) (45.0)
ROBLOX Corp., Class A ..... (875) (32,559) (49.1)
Rockwell Automation, Inc. .... (241) (67,969) (102.4)
Ross Stores, Inc. ......... (1,014) (119,845) (180.6)
Royal Caribbean Cruises Ltd. . (3,162) (205,340) (309.4)
Royalty Pharma plc, Class A .. (1,883) (73,795) (111.2)
RPM International, Inc. ..... (956) (85,954) (129.5)
S&P Global, Inc. .......... (178) (66,739) (100.6)
Salesforce, Inc. ........... (1,777) (298,483) (449.7)
Seagate Technology Holdings
plc ................. (337) (22,842) (34.4)
Seagen, Inc. ............ (491) (68,485) (103.2)
SEI Investments Co. ....... (1,470) (91,772) (138.3)
Sensata Technologies Holding
plc ................. (374) (19,018) (28.7)
Snowflake, Inc., Class A ..... (512) (80,097) (120.7)
SolarEdge Technologies, Inc. . (275) (87,761) (132.2)
Southern Co. (The) ........ (3,457) (233,970) (352.5)
SS&C Technologies Holdings,
Inc. ................. (1,640) (98,974) (149.1)
Stanley Black & Decker, Inc. .. (1,992) (177,906) (268.0)
STERIS plc ............. (5) (1,033) (1.6)
SVB Financial Group ....... (166) (50,205) (75.6)
Swiss Re AG ............ (1,364) (142,826) (215.2)
Sysco Corp. ............. (1,175) (91,015) (137.1)
T Rowe Price Group, Inc. .... (666) (77,569) (116.9)
Take-Two Interactive Software,
Inc. ................. (1,493) (169,052) (254.7)
Targa Resources Corp. ..... (1,168) (87,623) (132.0)
Target Corp. ............. (816) (140,466) (211.6)
Teledyne Technologies, Inc. .. (741) (314,377) (473.7)
Teleflex, Inc. ............. (255) (62,072) (93.5)
Teradyne, Inc. ........... (1,182) (120,209) (181.1)
Tesla, Inc. .............. (712) (123,333) (185.8)
Texas Pacific Land Corp. .... (9) (17,963) (27.1)
Thermo Fisher Scientific, Inc. . (57) (32,509) (49.0)
TJX Cos., Inc. (The) ....... (756) (61,886) (93.2)
T-Mobile US, Inc. ......... (673) (100,486) (151.4)
Tractor Supply Co. ........ (164) (37,390) (56.3)
Twilio, Inc., Class A ........ (1,194) (71,449) (107.6)
Tyler Technologies, Inc. ..... (78) (25,176) (37.9)
UnitedHealth Group, Inc. .... (179) (89,355) (134.6)
Unity Software, Inc. ........ (1,265) (44,933) (67.7)
Vail Resorts, Inc. .......... (111) (29,120) (43.9)
Verisk Analytics, Inc. ....... (32) (5,817) (8.8)
Verizon Communications, Inc. . (3,768) (156,636) (236.0)
Vimeo, Inc. ............. (1) (5) (0.0)
(a)
Visa, Inc., Class A ......... (182) (41,898) (63.1)
Vulcan Materials Co. ....... (191) (35,016) (52.8)
Walgreens Boots Alliance, Inc. (1,023) (37,708) (56.8)
Walt Disney Co. (The) ...... (1,212) (131,490) (198.1)
Warner Bros Discovery, Inc. .. (4,462) (66,127) (99.6)
Waste Connections, Inc. ..... (1,881) (249,985) (376.6)
Waste Management, Inc. .... (2,368) (366,401) (552.0)
WEC Energy Group, Inc. .... (798) (75,004) (113.0)
Shares Value
% of Basket
Value
United States (continued)
Wells Fargo & Co. ......... (1,009) $ (47,292) (71.3) %
Western Digital Corp. ....... (1,658) (72,869) (109.8)
Western Union Co. (The) .... (5,918) (83,858) (126.3)
Williams Cos., Inc. (The) .... (2,457) (79,214) (119.3)
Wolfspeed, Inc. ........... (808) (62,224) (93.8)
Wynn Resorts Ltd. ........ (2,433) (252,156) (379.9)
Zoom Video Communications,
Inc., Class A ........... (1,002) (75,150) (113.2)
ZoomInfo Technologies, Inc. .. (8,571) (241,959) (364.6)
(23,451,877)
Total Reference Entity — Short ............ (44,453,846)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ 66,372
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA, as of period end, termination date November 17, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 11,560 279,096 (511.0)
Aurizon Holdings Ltd. ...... 52,753 137,884 (252.5)
BHP Group Ltd. .......... 3,635 127,306 (233.1)
BlueScope Steel Ltd. ....... 11,211 152,879 (279.9)
Brambles Ltd. ............ 47,580 404,599 (740.8)
Coles Group Ltd. ......... 10,553 132,732 (243.0)
Lottery Corp. Ltd. (The) ..... 76,981 256,744 (470.1)
REA Group Ltd. .......... 1,127 101,060 (185.1)
Rio Tinto Ltd. ............ 1,358 121,863 (223.1)
Rio Tinto plc ............. 2,279 178,449 (326.7)
Sonic Healthcare Ltd. ...... 1,716 38,434 (70.4)
South32 Ltd. ............ 49,805 159,821 (292.6)
Suncorp Group Ltd. ........ 19,956 177,396 (324.8)
Treasury Wine Estates Ltd. ... 4,026 41,471 (75.9)
Wesfarmers Ltd. .......... 5,168 182,207 (333.6)
2,491,941
Austria
Mondi plc ............... 1,280 24,138 (44.2)
OMV AG ............... 5,711 286,066 (523.8)
voestalpine AG ........... 3,187 105,893 (193.9)
416,097
Belgium
Ageas SA .............. 749 36,568 (67.0)
Groupe Bruxelles Lambert NV . 1,688 144,400 (264.4)
Umicore SA ............. 581 21,964 (40.2)
202,932
Canada
Alimentation Couche-Tard, Inc. 2,623 119,780 (219.3)
Bank of Montreal ......... 2,758 277,552 (508.2)
Bank of Nova Scotia (The) ... 2,350 127,218 (232.9)
Barrick Gold Corp. ........ 2,528 49,437 (90.5)
Canadian National Railway Co. 2,298 273,539 (500.8)
Canadian Natural Resources
Ltd. ................ 339 20,808 (38.1)
Canadian Utilities Ltd., Class A 3,128 86,937 (159.2)
Cenovus Energy, Inc. ....... 1,006 20,097 (36.8)
Constellation Software, Inc. .. 270 477,027 (873.4)
Dollarama, Inc. ........... 1,924 115,060 (210.7)
Franco-Nevada Corp. ...... 2,612 383,138 (701.5)
Gildan Activewear, Inc. ...... 6,115 191,739 (351.1)
Hydro One Ltd. ........... 9,297 254,199 (465.4)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
24
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Canada (continued)
iA Financial Corp., Inc. ...... 467 $ 28,826 (52.8) %
Loblaw Cos. Ltd. .......... 3,643 326,365 (597.6)
Magna International, Inc. .... 3,562 231,247 (423.4)
Manulife Financial Corp. ..... 27,552 545,221 (998.3)
National Bank of Canada .... 4,771 358,394 (656.2)
Onex Corp. ............. 886 45,793 (83.8)
Open Text Corp. .......... 2,245 75,303 (137.9)
Power Corp. of Canada ..... 766 20,777 (38.0)
Royal Bank of Canada ...... 5,068 518,627 (949.6)
Sun Life Financial, Inc. ...... 3,615 181,653 (332.6)
Suncor Energy, Inc. ........ 1,200 41,649 (76.3)
Teck Resources Ltd., Class B . 394 17,045 (31.2)
Toromont Industries Ltd. ..... 362 28,918 (52.9)
Tourmaline Oil Corp. ....... 1,373 63,988 (117.2)
West Fraser Timber Co. Ltd. .. 634 55,126 (100.9)
4,935,463
Denmark
AP Moller - Maersk A/S, Class B 41 89,187 (163.3)
Carlsberg A/S, Class B ..... 377 53,520 (98.0)
DSV A/S ............... 133 22,002 (40.3)
Genmab A/S ............ 335 131,285 (240.4)
Novozymes A/S, Class B .... 3,192 166,101 (304.1)
Pandora A/S ............ 1,850 154,051 (282.1)
616,146
Finland
Elisa OYJ .............. 2,376 135,368 (247.9)
Kesko OYJ, Class B ....... 5,039 117,376 (214.9)
Neste OYJ .............. 2,384 113,961 (208.7)
Nokia OYJ .............. 4,429 21,000 (38.5)
Nordea Bank Abp ......... 22,715 265,547 (486.2)
Orion OYJ, Class B ........ 370 19,823 (36.3)
Stora Enso OYJ, Class R .... 11,155 159,465 (292.0)
832,540
Germany
Beiersdorf AG ............ 592 71,974 (131.8)
Brenntag SE ............ 339 25,306 (46.3)
Carl Zeiss Meditec AG ...... 128 18,473 (33.8)
Deutsche Bank AG (Registered) 8,104 108,154 (198.0)
Deutsche Boerse AG ....... 312 55,830 (102.2)
Deutsche Post AG ......... 9,086 391,213 (716.3)
E.ON SE ............... 29,643 323,195 (591.8)
Evonik Industries AG ....... 817 18,161 (33.2)
GEA Group AG ........... 3,925 177,096 (324.3)
HeidelbergCement AG ...... 1,395 95,721 (175.3)
HelloFresh SE ........... 945 22,974 (42.1)
Henkel AG & Co. KGaA
(Preference) .......... 1,394 99,393 (182.0)
Infineon Technologies AG .... 1,601 57,653 (105.6)
Mercedes-Benz Group AG ... 1,246 92,717 (169.8)
Nemetschek SE .......... 250 13,366 (24.5)
Rational AG ............. 62 40,783 (74.7)
SAP SE ................ 842 99,811 (182.7)
Scout24 SE ............. 1,022 59,499 (108.9)
Siemens AG (Registered) .... 627 97,941 (179.3)
Symrise AG ............. 881 93,659 (171.5)
1,962,919
Hong Kong
Hongkong Land Holdings Ltd. . 9,500 46,443 (85.1)
Power Assets Holdings Ltd. .. 12,500 70,727 (129.5)
Sun Hung Kai Properties Ltd. . 5,000 70,908 (129.8)
Swire Pacific Ltd., Class A ... 5,500 50,402 (92.3)
238,480
Shares Value
% of Basket
Value
Ireland
CRH plc ............... 2,117 $ 98,911 (181.1) %
Smurfit Kappa Group plc .... 1,370 57,519 (105.3)
156,430
Israel
ZIM Integrated Shipping Services
Ltd. ................ 1,004 19,026 (34.8)
Italy
Coca-Cola HBC AG ........ 3,648 88,651 (162.3)
Enel SpA ............... 9,284 54,665 (100.1)
Eni SpA ................ 39,068 601,187 (1,100.8)
Ferrari NV .............. 141 35,234 (64.5)
Moncler SpA ............ 2,618 163,854 (300.0)
Poste Italiane SpA ......... 14,838 158,530 (290.3)
Snam SpA .............. 16,005 81,522 (149.3)
UniCredit SpA ........... 1,259 24,590 (45.0)
1,208,233
Japan
Advantest Corp. .......... 1,100 78,849 (144.4)
AGC, Inc. .............. 1,900 70,007 (128.2)
Ajinomoto Co., Inc. ........ 6,600 217,593 (398.4)
Asahi Kasei Corp. ......... 32,400 245,515 (449.5)
Astellas Pharma, Inc. ....... 15,200 223,746 (409.7)
Capcom Co. Ltd. .......... 600 19,442 (35.6)
Chugai Pharmaceutical Co. Ltd. 8,600 222,956 (408.2)
Daiwa House Industry Co. Ltd. 700 16,811 (30.8)
Dentsu Group, Inc. ........ 1,600 51,534 (94.4)
ENEOS Holdings, Inc. ...... 29,900 107,048 (196.0)
Fuji Electric Co. Ltd. ....... 2,700 109,291 (200.1)
Hamamatsu Photonics KK ... 1,100 58,773 (107.6)
Hitachi Ltd. ............. 3,500 183,549 (336.1)
Honda Motor Co. Ltd. ...... 6,600 163,261 (298.9)
Hoya Corp. ............. 300 32,992 (60.4)
Ibiden Co. Ltd. ........... 100 3,903 (7.1)
Idemitsu Kosan Co. Ltd. ..... 2,300 57,502 (105.3)
Isuzu Motors Ltd. ......... 6,100 77,137 (141.2)
Japan Post Holdings Co. Ltd. . 4,100 35,996 (65.9)
Japan Tobacco, Inc. ....... 17,200 350,741 (642.2)
JSR Corp. .............. 5,400 121,501 (222.5)
Kajima Corp. ............ 2,000 24,563 (45.0)
KDDI Corp. ............. 2,400 74,984 (137.3)
Komatsu Ltd. ............ 3,400 83,553 (153.0)
Kyocera Corp. ........... 1,200 62,270 (114.0)
Marubeni Corp. ........... 7,900 96,922 (177.5)
Mazda Motor Corp. ........ 27,500 218,900 (400.8)
MEIJI Holdings Co. Ltd. ..... 1,500 77,359 (141.6)
MinebeaMitsumi, Inc. ....... 4,100 71,474 (130.9)
Mitsubishi Electric Corp. ..... 27,800 306,377 (561.0)
Mitsubishi Estate Co. Ltd. .... 3,300 42,415 (77.7)
Mitsubishi HC Capital, Inc. ... 12,700 64,823 (118.7)
Mitsui Chemicals, Inc. ...... 6,500 153,000 (280.1)
NEC Corp. .............. 2,600 93,932 (172.0)
NGK Insulators Ltd. ........ 8,600 119,035 (218.0)
Nihon M&A Center Holdings,
Inc. ................. 1,400 14,313 (26.2)
Nippon Express Holdings, Inc. . 1,100 63,836 (116.9)
Nippon Steel Corp. ........ 4,100 85,340 (156.3)
Nippon Telegraph & Telephone
Corp. ............... 1,500 44,978 (82.4)
Nissan Chemical Corp. ..... 900 42,489 (77.8)
Nissin Foods Holdings Co. Ltd. 3,700 289,257 (529.6)
Nitto Denko Corp. ......... 1,600 103,420 (189.4)
Nomura Real Estate Holdings,
Inc. ................. 4,200 92,570 (169.5)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Japan (continued)
Obayashi Corp. .......... 5,700 $ 44,213 (81.0) %
Ono Pharmaceutical Co. Ltd. . 13,600 295,102 (540.3)
ORIX Corp. ............. 1,300 22,858 (41.9)
Osaka Gas Co. Ltd. ........ 7,100 114,572 (209.8)
Recruit Holdings Co. Ltd. .... 800 25,728 (47.1)
Secom Co. Ltd. ........... 1,300 77,449 (141.8)
Sekisui Chemical Co. Ltd. .... 11,900 166,699 (305.2)
Sekisui House Ltd. ........ 1,300 24,569 (45.0)
Shimadzu Corp. .......... 100 3,073 (5.6)
Shin-Etsu Chemical Co. Ltd. .. 1,200 176,908 (323.9)
SMC Corp. .............. 200 101,582 (186.0)
Subaru Corp. ............ 3,800 62,440 (114.3)
Sumitomo Chemical Co. Ltd. .. 46,600 178,880 (327.5)
Sumitomo Corp. .......... 2,300 41,285 (75.6)
Sumitomo Mitsui Financial
Group, Inc. ........... 4,900 212,959 (389.9)
Sysmex Corp. ........... 600 39,831 (72.9)
Taisei Corp. ............. 500 17,261 (31.6)
Terumo Corp. ............ 4,700 136,819 (250.5)
Tokyo Gas Co. Ltd. ........ 18,100 379,009 (694.0)
TOPPAN, Inc. ............ 1,300 20,946 (38.4)
Toray Industries, Inc. ....... 48,300 296,758 (543.4)
Tosoh Corp. ............. 6,700 87,659 (160.5)
TOTO Ltd. .............. 1,500 58,294 (106.7)
USS Co. Ltd. ............ 2,400 39,476 (72.3)
Yakult Honsha Co. Ltd. ..... 2,500 178,470 (326.8)
Yamaha Corp. ........... 400 15,554 (28.5)
Yamaha Motor Co. Ltd. ..... 500 12,315 (22.5)
Yokogawa Electric Corp. .... 1,400 24,583 (45.0)
ZOZO, Inc. .............. 1,800 46,662 (85.4)
7,575,911
Netherlands
ASML Holding NV ......... 257 170,043 (311.3)
EXOR NV .............. 708 56,278 (103.0)
Koninklijke Ahold Delhaize NV . 14,263 425,707 (779.5)
Koninklijke KPN NV ........ 21,171 72,380 (132.5)
Koninklijke Philips NV ...... 2,444 42,197 (77.3)
NN Group NV ............ 15,214 661,019 (1,210.3)
Randstad NV ............ 2,397 153,644 (281.3)
Wolters Kluwer NV ........ 3,662 399,242 (731.0)
1,980,510
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 7,909 129,796 (237.7)
Spark New Zealand Ltd. ..... 6,695 22,574 (41.3)
152,370
Norway
DNB Bank ASA ........... 2,809 52,527 (96.2)
Equinor ASA ............ 1,706 51,993 (95.2)
Norsk Hydro ASA ......... 20,277 164,403 (301.0)
Orkla ASA .............. 5,483 40,934 (74.9)
309,857
Portugal
Jeronimo Martins SGPS SA .. 748 16,240 (29.7)
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 20,900 206,499 (378.1)
Singapore Airlines Ltd. ...... 37,500 169,570 (310.5)
376,069
Shares Value
% of Basket
Value
Spain
ACS Actividades de Construccion
y Servicios SA ......... 2,931 $ 53,086 (97.2) %
Banco Bilbao Vizcaya Argentaria
SA ................. 22,894 161,718 (296.1)
Banco Santander SA ....... 80,931 282,849 (517.9)
Endesa SA ............. 8,823 175,902 (322.1)
Iberdrola SA ............. 24,980 149,083 (272.9)
Industria de Diseno Textil SA .. 5,263 164,315 (300.9)
Repsol SA .............. 17,582 288,817 (528.8)
1,275,770
Sweden
Alfa Laval AB ............ 4,206 132,176 (242.0)
Assa Abloy AB, Class B ..... 1,699 40,022 (73.3)
Boliden AB .............. 3,202 143,696 (263.1)
Epiroc AB, Class A ........ 7,637 148,591 (272.1)
Evolution AB ............ 421 47,317 (86.6)
Husqvarna AB, Class B ..... 12,640 107,540 (196.9)
Industrivarden AB ......... 1,236 32,562 (59.6)
Investor AB, Class B ....... 11,068 215,073 (393.8)
Swedbank AB, Class A ...... 1,451 27,912 (51.1)
Telefonaktiebolaget LM Ericsson,
Class B .............. 11,404 66,148 (121.1)
Volvo AB, Class B ......... 4,391 87,133 (159.5)
1,048,170
Switzerland
Baloise Holding AG (Registered) 144 23,684 (43.4)
Chocoladefabriken Lindt &
Spruengli AG .......... 2 21,965 (40.2)
Cie Financiere Richemont SA
(Registered) ........... 705 108,681 (199.0)
Geberit AG (Registered) ..... 33 18,776 (34.4)
Givaudan SA (Registered) ... 33 106,994 (195.9)
Julius Baer Group Ltd. ...... 3,079 197,501 (361.6)
Kuehne + Nagel International AG
(Registered) ........... 356 84,891 (155.4)
Novartis AG (Registered) .... 61 5,515 (10.1)
SGS SA (Registered) ....... 63 153,634 (281.3)
Sonova Holding AG (Registered) 74 18,505 (33.9)
Swiss Life Holding AG
(Registered) ........... 96 56,817 (104.0)
UBS Group AG (Registered) .. 2,843 60,685 (111.1)
Zurich Insurance Group AG .. 641 316,993 (580.4)
1,174,641
United Kingdom
3i Group plc ............. 12,736 248,476 (455.0)
Ashtead Group plc ........ 988 65,078 (119.2)
Associated British Foods plc .. 3,757 86,243 (157.9)
Auto Trader Group plc ...... 8,725 67,693 (123.9)
Aviva plc ............... 3,457 19,497 (35.7)
Barclays plc ............. 34,703 79,775 (146.1)
Barratt Developments plc .... 7,177 40,792 (74.7)
BP plc ................. 4,375 26,426 (48.4)
British American Tobacco plc . 2,023 77,549 (142.0)
Burberry Group plc ........ 3,094 94,246 (172.6)
Coca-Cola Europacific Partners
plc ................. 420 23,612 (43.2)
Compass Group plc ........ 788 18,824 (34.5)
Croda International plc ...... 336 28,640 (52.4)
DCC plc ............... 1,851 105,429 (193.0)
Entain plc .............. 3,086 56,908 (104.2)
Imperial Brands plc ........ 1,499 37,604 (68.9)
Informa plc .............. 11,014 91,094 (166.8)
Intertek Group plc ......... 6,281 337,585 (618.1)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
26
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United Kingdom (continued)
JD Sports Fashion plc ...... 10,676 $ 21,519 (39.4) %
Legal & General Group plc ... 33,520 105,486 (193.1)
London Stock Exchange Group
plc ................. 264 24,168 (44.2)
M&G plc ............... 8,894 22,211 (40.7)
NatWest Group plc ........ 14,946 57,020 (104.4)
RELX plc ............... 6,582 195,544 (358.0)
Sage Group plc (The) ...... 9,585 92,090 (168.6)
Smiths Group plc ......... 13,606 290,448 (531.8)
SSE plc ................ 3,391 72,380 (132.5)
Taylor Wimpey plc ......... 24,099 34,966 (64.0)
Tesco plc ............... 5,966 18,133 (33.2)
Whitbread plc ............ 2,358 88,808 (162.6)
WPP plc ............... 573 6,695 (12.3)
2,534,939
United States
A O Smith Corp. .......... 1,005 68,038 (124.6)
Accenture plc, Class A ...... 750 209,287 (383.2)
Adobe, Inc. ............. 472 174,800 (320.1)
Advanced Micro Devices, Inc. . 679 51,027 (93.4)
AES Corp. (The) .......... 1,262 34,591 (63.3)
Agilent Technologies, Inc. .... 129 19,618 (35.9)
Airbnb, Inc., Class A ....... 577 64,110 (117.4)
Akamai Technologies, Inc. ... 197 17,523 (32.1)
Allegion plc ............. 852 100,153 (183.4)
Altria Group, Inc. .......... 3,478 156,649 (286.8)
American Express Co. ...... 456 79,768 (146.1)
American Financial Group, Inc. 365 52,045 (95.3)
American International Group,
Inc. ................. 5,041 318,692 (583.5)
Ameriprise Financial, Inc. .... 71 24,859 (45.5)
AMETEK, Inc. ........... 601 87,097 (159.5)
ANSYS, Inc. ............. 500 133,180 (243.9)
APA Corp. .............. 804 35,641 (65.3)
Apple, Inc. .............. 1,159 167,232 (306.2)
Applied Materials, Inc. ...... 1,022 113,943 (208.6)
Arista Networks, Inc. ....... 452 56,961 (104.3)
Autodesk, Inc. ........... 1,210 260,344 (476.7)
AutoZone, Inc. ........... 38 92,676 (169.7)
Avery Dennison Corp. ...... 442 83,732 (153.3)
Baker Hughes Co. ......... 144 4,571 (8.4)
Bank of New York Mellon Corp.
(The) ............... 4,276 216,237 (395.9)
Bath & Body Works, Inc. .... 772 35,520 (65.0)
Best Buy Co., Inc. ......... 281 24,930 (45.7)
Biogen, Inc. ............. 809 235,338 (430.9)
Booking Holdings, Inc. ...... 7 17,039 (31.2)
Booz Allen Hamilton Holding
Corp. ............... 293 27,730 (50.8)
BorgWarner, Inc. .......... 2,027 95,837 (175.5)
Bristol-Myers Squibb Co. .... 1,202 87,325 (159.9)
BRP, Inc. ............... 266 22,197 (40.6)
Cadence Design Systems, Inc. 1,022 186,852 (342.1)
Capital One Financial Corp. .. 509 60,571 (110.9)
Cardinal Health, Inc. ....... 772 59,637 (109.2)
Carlyle Group, Inc. (The) .... 1,235 44,423 (81.3)
Carrier Global Corp. ....... 637 29,003 (53.1)
CBRE Group, Inc., Class A ... 691 59,087 (108.2)
CDW Corp. ............. 129 25,288 (46.3)
Celanese Corp. .......... 279 34,373 (62.9)
CenterPoint Energy, Inc. .... 3,676 110,721 (202.7)
Chipotle Mexican Grill, Inc. ... 19 31,281 (57.3)
Cigna Corp. ............. 604 191,269 (350.2)
Cintas Corp. ............. 579 256,925 (470.4)
Shares Value
% of Basket
Value
United States (continued)
Citigroup, Inc. ............ 638 $ 33,316 (61.0) %
Citizens Financial Group, Inc. . 1,213 52,547 (96.2)
CMS Energy Corp. ........ 259 16,366 (30.0)
Coca-Cola Co. (The) ....... 792 48,565 (88.9)
Cognizant Technology Solutions
Corp., Class A ......... 1,840 122,820 (224.9)
Colgate-Palmolive Co. ...... 3,019 225,006 (412.0)
ConocoPhillips ........... 1,533 186,827 (342.1)
Consolidated Edison, Inc. .... 497 47,369 (86.7)
Copart, Inc. ............. 1,340 89,257 (163.4)
CSX Corp. .............. 5,956 184,160 (337.2)
Cummins, Inc. ........... 179 44,668 (81.8)
CVS Health Corp. ......... 290 25,584 (46.8)
Darden Restaurants, Inc. .... 644 95,293 (174.5)
Delta Air Lines, Inc. ........ 786 30,733 (56.3)
Devon Energy Corp. ....... 2,152 136,092 (249.2)
Dexcom, Inc. ............ 277 29,664 (54.3)
Diamondback Energy, Inc. ... 42 6,137 (11.2)
Discover Financial Services .. 263 30,700 (56.2)
DocuSign, Inc. ........... 830 50,331 (92.2)
Domino's Pizza, Inc. ....... 220 77,660 (142.2)
Dropbox, Inc., Class A ...... 27,442 637,478 (1,167.2)
DTE Energy Co. .......... 2,106 245,075 (448.7)
Eaton Corp. plc ........... 654 106,085 (194.2)
eBay, Inc. .............. 8,516 421,542 (771.8)
Edison International ........ 1,545 106,451 (194.9)
Edwards Lifesciences Corp. .. 771 59,136 (108.3)
Eli Lilly & Co. ............ 186 64,012 (117.2)
Entergy Corp. ............ 201 21,764 (39.9)
EOG Resources, Inc. ....... 1,289 170,470 (312.1)
Equitable Holdings, Inc. ..... 8,759 280,901 (514.3)
Evergy, Inc. ............. 37 2,318 (4.2)
Eversource Energy ........ 2,897 238,510 (436.7)
Exelon Corp. ............ 872 36,790 (67.4)
Expedia Group, Inc. ........ 289 33,033 (60.5)
FactSet Research Systems, Inc. 384 162,409 (297.4)
FedEx Corp. ............ 337 65,331 (119.6)
Ferguson plc ............ 458 65,192 (119.4)
FirstEnergy Corp. ......... 625 25,594 (46.9)
Fortinet, Inc. ............. 805 42,134 (77.1)
Franklin Resources, Inc. ..... 1,744 54,413 (99.6)
Garmin Ltd. ............. 1,713 169,381 (310.1)
Genuine Parts Co. ........ 1,429 239,815 (439.1)
GoDaddy, Inc., Class A ..... 808 66,361 (121.5)
GSK plc ............... 6,567 115,350 (211.2)
Halliburton Co. ........... 3,968 163,561 (299.5)
Hartford Financial Services
Group, Inc. (The) ....... 2,351 182,461 (334.1)
Hershey Co. (The) ........ 1,329 298,493 (546.5)
Hewlett Packard Enterprise Co. 2,935 47,342 (86.7)
Hologic, Inc. ............. 3,031 246,632 (451.6)
Honeywell International, Inc. .. 104 21,682 (39.7)
Hubbell, Inc. ............. 340 77,829 (142.5)
IDEX Corp. ............. 512 122,716 (224.7)
IDEXX Laboratories, Inc. .... 76 36,518 (66.9)
Illinois Tool Works, Inc. ...... 1,193 281,596 (515.6)
Incyte Corp. ............. 2,727 232,177 (425.1)
Intuit, Inc. .............. 390 164,841 (301.8)
Invesco Ltd. ............. 5,215 96,530 (176.7)
James Hardie Industries plc,
CDI ................ 6,038 135,484 (248.1)
JB Hunt Transport Services, Inc. 660 124,773 (228.5)
Johnson & Johnson ........ 1,932 315,727 (578.1)
Juniper Networks, Inc. ...... 6,720 217,056 (397.4)
KeyCorp ............... 6,977 133,889 (245.2)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Keysight Technologies, Inc. ... 2,806 $ 503,256 (921.5) %
KLA Corp. .............. 904 354,802 (649.6)
Knight-Swift Transportation
Holdings, Inc. .......... 1,710 101,061 (185.0)
Kroger Co. (The) .......... 1,088 48,557 (88.9)
Lam Research Corp. ....... 123 61,512 (112.6)
Lamb Weston Holdings, Inc. .. 319 31,865 (58.3)
Lennox International, Inc. .... 710 185,040 (338.8)
LKQ Corp. .............. 3,969 234,012 (428.5)
Lowe's Cos., Inc. ......... 586 122,035 (223.4)
Lululemon Athletica, Inc. .... 257 78,868 (144.4)
Marathon Oil Corp. ........ 638 17,526 (32.1)
Marathon Petroleum Corp. ... 346 44,468 (81.4)
Masimo Corp. ............ 410 69,733 (127.7)
Meta Platforms, Inc., Class A . 190 28,304 (51.8)
MetLife, Inc. ............. 887 64,769 (118.6)
Mettler-Toledo International, Inc. 80 122,634 (224.5)
Microchip Technology, Inc. ... 2,018 156,637 (286.8)
Microsoft Corp. ........... 2,322 575,415 (1,053.6)
Molina Healthcare, Inc. ..... 437 136,270 (249.5)
Mondelez International, Inc.,
Class A .............. 954 62,430 (114.3)
Monolithic Power Systems, Inc. 28 11,944 (21.9)
MSCI, Inc. .............. 395 209,966 (384.4)
Nestle SA (Registered) ..... 349 42,581 (78.0)
NetApp, Inc. ............. 4,330 286,776 (525.1)
Neurocrine Biosciences, Inc. .. 600 66,558 (121.9)
News Corp., Class A ....... 1,892 38,332 (70.2)
NIKE, Inc., Class B ........ 258 32,851 (60.2)
Nordson Corp. ........... 719 174,933 (320.3)
Norfolk Southern Corp. ..... 75 18,436 (33.8)
Northern Trust Corp. ....... 854 82,812 (151.6)
Nucor Corp. ............. 435 73,524 (134.6)
NVR, Inc. ............... 38 200,260 (366.7)
Old Dominion Freight Line, Inc. 11 3,666 (6.7)
O'Reilly Automotive, Inc. .... 233 184,618 (338.0)
Otis Worldwide Corp. ....... 2,568 211,167 (386.6)
Owens Corning ........... 310 29,962 (54.9)
PACCAR, Inc. ........... 188 20,550 (37.6)
Packaging Corp. of America .. 153 21,833 (40.0)
Palo Alto Networks, Inc. ..... 799 126,753 (232.1)
Parker-Hannifin Corp. ...... 206 67,156 (123.0)
Paychex, Inc. ............ 431 49,936 (91.4)
Paycom Software, Inc. ...... 61 19,760 (36.2)
PayPal Holdings, Inc. ...... 316 25,751 (47.2)
PepsiCo, Inc. ............ 1,235 211,210 (386.7)
Philip Morris International, Inc. 1,676 174,706 (319.9)
Phillips 66 .............. 450 45,121 (82.6)
Pioneer Natural Resources Co. 258 59,430 (108.8)
PPL Corp. .............. 6,829 202,138 (370.1)
Procter & Gamble Co. (The) .. 2,162 307,826 (563.6)
Prudential Financial, Inc. .... 226 23,716 (43.4)
QUALCOMM, Inc. ......... 1,157 154,124 (282.2)
Quest Diagnostics, Inc. ..... 339 50,335 (92.2)
Regions Financial Corp. ..... 8,040 189,262 (346.5)
ResMed, Inc. ............ 177 40,421 (74.0)
Roche Holding AG ........ 1,005 313,731 (574.4)
Schlumberger Ltd. ......... 542 30,883 (56.5)
Sealed Air Corp. .......... 1,129 61,824 (113.2)
Sempra Energy .......... 815 130,669 (239.3)
ServiceNow, Inc. .......... 411 187,058 (342.5)
Southwest Airlines Co. ...... 561 20,067 (36.7)
Splunk, Inc. ............. 1,062 101,708 (186.2)
Starbucks Corp. .......... 712 77,708 (142.3)
Steel Dynamics, Inc. ....... 954 115,091 (210.7)
Shares Value
% of Basket
Value
United States (continued)
Stellantis NV ............ 12,395 $ 194,862 (356.8) %
Synchrony Financial ....... 3,054 112,173 (205.4)
Synopsys, Inc. ........... 1,768 625,430 (1,145.2)
TE Connectivity Ltd. ....... 311 39,544 (72.4)
Texas Instruments, Inc. ..... 246 43,594 (79.8)
Trane Technologies plc ..... 620 111,054 (203.3)
Travelers Cos., Inc. (The) .... 800 152,896 (280.0)
Trimble, Inc. ............. 2,433 141,260 (258.6)
Tyson Foods, Inc., Class A ... 656 43,132 (79.0)
UGI Corp. .............. 6,468 257,620 (471.7)
U-Haul Holding Co. (Non-Voting) 819 50,606 (92.7)
Ulta Beauty, Inc. .......... 111 57,050 (104.5)
United Parcel Service, Inc., Class
B .................. 960 177,821 (325.6)
United Rentals, Inc. ........ 464 204,601 (374.6)
US Bancorp ............. 766 38,147 (69.8)
Veeva Systems, Inc., Class A . 187 31,893 (58.4)
VeriSign, Inc. ............ 1,050 228,952 (419.2)
Vertex Pharmaceuticals, Inc. .. 301 97,253 (178.1)
Vistra Corp. ............. 1,047 24,144 (44.2)
Waters Corp. ............ 597 196,162 (359.2)
Westinghouse Air Brake
Technologies Corp. ...... 911 94,571 (173.2)
WestRock Co. ........... 1,362 53,445 (97.9)
Whirlpool Corp. ........... 412 64,103 (117.4)
Workday, Inc., Class A ...... 2,082 377,737 (691.6)
WW Grainger, Inc. ......... 112 66,022 (120.9)
Yum! Brands, Inc. ......... 3,183 415,413 (760.6)
Zimmer Biomet Holdings, Inc. . 325 41,386 (75.8)
Zscaler, Inc. ............. 327 40,600 (74.3)
23,597,885
Total Reference Entity — Long ............ 53,122,569
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd. .... (1,509) (26,855) 49.2
APA Group .............. (18,139) (135,751) 248.5
Flutter Entertainment plc .... (685) (106,403) 194.8
Glencore plc ............ (7,959) (53,301) 97.6
Insurance Australia Group Ltd. (78,271) (271,818) 497.7
Lendlease Corp. Ltd. ....... (3,164) (19,320) 35.4
Medibank Pvt Ltd. ......... (71,305) (148,549) 272.0
Mineral Resources Ltd. ..... (2,739) (173,406) 317.5
Orica Ltd. .............. (12,392) (130,036) 238.1
Origin Energy Ltd. ......... (4,785) (25,406) 46.5
Pilbara Minerals Ltd. ....... (9,782) (33,278) 60.9
QBE Insurance Group Ltd. ... (4,821) (47,038) 86.1
Ramsay Health Care Ltd. .... (1,454) (68,707) 125.8
Reece Ltd. .............. (3,699) (42,516) 77.8
Santos Ltd. ............. (56,909) (290,514) 531.9
Transurban Group ......... (85,688) (840,098) 1,538.2
Westpac Banking Corp. ..... (3,138) (52,800) 96.7
Woodside Energy Group Ltd. . (819) (21,207) 38.8
Woolworths Group Ltd. ..... (1,803) (46,080) 84.4
(2,533,083)
Austria
Erste Group Bank AG ...... (2,182) (82,794) 151.6
Verbund AG ............. (2,198) (187,145) 342.7
(269,939)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
28
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Belgium
Anheuser-Busch InBev SA ... (3,337) $ (201,427) 368.8%
KBC Group NV ........... (305) (22,590) 41.4
Sofina SA .............. (363) (86,239) 157.9
UCB SA ............... (264) (21,676) 39.7
(331,932)
Brazil
Wheaton Precious Metals Corp. (657) (30,042) 55.0
Canada
Agnico Eagle Mines Ltd. ..... (1,264) (71,382) 130.7
Air Canada ............. (6,656) (112,955) 206.8
Algonquin Power & Utilities
Corp. ............... (18,687) (136,232) 249.4
BCE, Inc. ............... (2,351) (111,140) 203.5
CAE, Inc. ............... (1,323) (29,880) 54.7
Cameco Corp. ........... (3,210) (89,819) 164.5
Canadian Imperial Bank of
Commerce ........... (2,300) (104,996) 192.2
Canadian Pacific Railway Ltd. . (3,573) (282,016) 516.4
Canadian Tire Corp. Ltd., Class
A .................. (168) (19,975) 36.6
CGI, Inc. ............... (1,953) (167,390) 306.5
Emera, Inc. ............. (3,586) (142,788) 261.4
Enbridge, Inc. ............ (5,526) (226,265) 414.3
Fairfax Financial Holdings Ltd. (144) (95,333) 174.6
FirstService Corp. ......... (358) (51,162) 93.7
Fortis, Inc. .............. (854) (35,089) 64.2
GFL Environmental, Inc. ..... (10,921) (337,016) 617.1
IGM Financial, Inc. ........ (2,137) (66,701) 122.1
Intact Financial Corp. ....... (241) (34,963) 64.0
Ivanhoe Mines Ltd., Class A .. (2,042) (19,184) 35.1
Keyera Corp. ............ (3,231) (73,700) 134.9
Northland Power, Inc. ...... (1,481) (39,781) 72.8
Nutrien Ltd. ............. (692) (57,282) 104.9
Pan American Silver Corp. ... (1,899) (34,610) 63.4
Parkland Corp. ........... (2,447) (57,490) 105.3
Pembina Pipeline Corp. ..... (2,931) (103,996) 190.4
Quebecor, Inc., Class B ..... (3,187) (75,594) 138.4
Restaurant Brands International,
Inc. ................. (1,132) (75,745) 138.7
Ritchie Bros Auctioneers, Inc. . (1,590) (96,149) 176.1
Rogers Communications, Inc.,
Class B .............. (6,138) (298,423) 546.4
Shaw Communications, Inc.,
Class B .............. (7,157) (213,008) 390.0
Shopify, Inc., Class A ....... (7,064) (348,117) 637.4
TC Energy Corp. .......... (3,898) (167,955) 307.5
TELUS Corp. ............ (4,485) (96,640) 176.9
Thomson Reuters Corp. ..... (2,729) (324,637) 594.4
Toronto-Dominion Bank (The) . (1,118) (77,354) 141.6
WSP Global, Inc. ......... (1,604) (204,552) 374.5
(4,479,319)
Chile
Antofagasta plc ........... (13,474) (289,510) 530.1
China
Prosus NV .............. (3,525) (284,627) 521.1
Xinyi Glass Holdings Ltd. .... (10,000) (21,291) 39.0
(305,918)
Denmark
Coloplast A/S, Class B ...... (154) (18,593) 34.1
Danske Bank A/S ......... (1,725) (35,938) 65.8
Demant A/S ............. (448) (12,681) 23.2
Orsted A/S .............. (1,167) (103,924) 190.3
Shares Value
% of Basket
Value
Denmark (continued)
ROCKWOOL A/S, Class B ... (415) $ (118,986) 217.9%
Tryg A/S ............... (11,814) (271,109) 496.4
Vestas Wind Systems A/S ... (10,822) (316,669) 579.8
(877,900)
Finland
Fortum OYJ ............. (3,399) (51,095) 93.6
Kone OYJ, Class B ........ (2,668) (145,502) 266.4
UPM-Kymmene OYJ ....... (6,798) (246,402) 451.2
Wartsila OYJ Abp ......... (7,540) (71,713) 131.3
(514,712)
France
Adevinta ASA ............ (9,836) (84,322) 154.4
Germany
adidas AG .............. (1,214) (195,474) 357.9
BASF SE ............... (424) (24,310) 44.5
Bayerische Motoren Werke AG
(Preference) .......... (434) (41,117) 75.3
Bechtle AG ............. (487) (20,523) 37.6
Commerzbank AG ......... (6,385) (72,990) 133.7
Continental AG ........... (2,480) (174,134) 318.8
Covestro AG ............ (891) (41,026) 75.1
Daimler Truck Holding AG ... (4,792) (161,029) 294.9
Deutsche Lufthansa AG
(Registered) ........... (7,640) (80,944) 148.2
Deutsche Telekom AG
(Registered) ........... (12,557) (279,755) 512.2
Dr Ing hc F Porsche AG
(Preference) .......... (2,955) (351,346) 643.3
Fresenius Medical Care AG &
Co. KGaA ............ (2,310) (86,751) 158.8
Knorr-Bremse AG ......... (753) (49,493) 90.6
LEG Immobilien SE ........ (962) (75,204) 137.7
MTU Aero Engines AG ...... (254) (63,478) 116.2
Porsche Automobil Holding SE
(Preference) .......... (1,657) (99,083) 181.4
RWE AG ............... (1,558) (69,360) 127.0
Sartorius AG (Preference) ... (357) (160,083) 293.1
Siemens Energy AG ....... (3,551) (74,247) 136.0
Siemens Healthineers AG .... (5,747) (308,204) 564.3
Vonovia SE ............. (4,715) (133,189) 243.9
Zalando SE ............. (1,831) (85,389) 156.4
(2,647,129)
Hong Kong
Prudential plc ............ (3,944) (65,530) 120.0
Ireland
AIB Group plc ............ (5,243) (22,024) 40.3
Kingspan Group plc ........ (1,830) (117,698) 215.5
(139,722)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (6,535) (68,879) 126.1
Wix.com Ltd. ............ (390) (33,922) 62.1
(102,801)
Italy
Amplifon SpA ............ (2,078) (57,380) 105.1
Davide Campari-Milano NV .. (7,590) (81,419) 149.1
FinecoBank Banca Fineco SpA (2,423) (43,497) 79.6
Infrastrutture Wireless Italiane
SpA ................ (46,878) (513,726) 940.6

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Italy (continued)
Mediobanca Banca di Credito
Finanziario SpA ........ (7,813) $ (83,989) 153.8%
Nexi SpA ............... (15,278) (134,559) 246.4
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) (30,797) 56.4
(945,367)
Japan
Aeon Co. Ltd. ............ (1,200) (24,602) 45.0
Aisin Corp. .............. (1,600) (46,681) 85.5
Bandai Namco Holdings, Inc. . (400) (26,750) 49.0
Bridgestone Corp. ......... (2,800) (104,533) 191.4
Brother Industries Ltd. ...... (1,300) (20,192) 37.0
Canon, Inc. ............. (1,900) (42,165) 77.2
Central Japan Railway Co. ... (600) (73,185) 134.0
Chubu Electric Power Co., Inc. (15,500) (166,952) 305.7
CyberAgent, Inc. .......... (2,300) (21,509) 39.4
Daiichi Sankyo Co. Ltd. ..... (1,000) (31,407) 57.5
East Japan Railway Co. ..... (2,200) (122,668) 224.6
FANUC Corp. ............ (300) (53,007) 97.1
GMO Payment Gateway, Inc. . (500) (46,266) 84.7
Iida Group Holdings Co. Ltd. .. (3,700) (61,681) 112.9
Inpex Corp. ............. (7,900) (86,810) 159.0
Ito En Ltd. .............. (1,200) (42,816) 78.4
ITOCHU Corp. ........... (900) (29,090) 53.3
Itochu Techno-Solutions Corp. . (1,000) (24,757) 45.3
Japan Airlines Co. Ltd. ...... (6,000) (127,245) 233.0
Japan Exchange Group, Inc. .. (1,700) (26,018) 47.6
Japan Post Bank Co. Ltd. .... (22,100) (196,356) 359.5
Japan Post Insurance Co. Ltd. (3,000) (53,520) 98.0
JFE Holdings, Inc. ......... (3,300) (43,513) 79.7
Kansai Electric Power Co., Inc.
(The) ............... (15,000) (144,256) 264.1
Kao Corp. .............. (500) (20,211) 37.0
Keio Corp. .............. (400) (14,682) 26.9
Koei Tecmo Holdings Co. Ltd. . (3,400) (61,833) 113.2
Koito Manufacturing Co. Ltd. .. (4,000) (67,473) 123.5
Konami Group Corp. ....... (500) (24,587) 45.0
Kose Corp. ............. (1,700) (187,566) 343.4
Kubota Corp. ............ (8,700) (130,746) 239.4
Kyowa Kirin Co. Ltd. ....... (2,900) (64,673) 118.4
Lixil Corp. .............. (1,300) (22,443) 41.1
M3, Inc. ................ (2,600) (71,092) 130.2
Makita Corp. ............ (2,900) (77,247) 141.4
McDonald's Holdings Co. Japan
Ltd. ................ (4,600) (181,734) 332.8
Mitsubishi Chemical Group
Corp. ............... (4,300) (24,129) 44.2
Mitsui OSK Lines Ltd. ...... (1,000) (24,819) 45.4
Mizuho Financial Group, Inc. .. (1,900) (29,679) 54.3
MonotaRO Co. Ltd. ........ (4,700) (71,197) 130.4
MS&AD Insurance Group
Holdings, Inc. .......... (1,700) (54,525) 99.8
Nexon Co. Ltd. ........... (7,400) (178,433) 326.7
Nidec Corp. ............. (1,000) (55,419) 101.5
Nintendo Co. Ltd. ......... (2,000) (86,716) 158.8
Nippon Paint Holdings Co. Ltd. (6,300) (57,516) 105.3
Nippon Sanso Holdings Corp. . (3,500) (57,088) 104.5
Nippon Yusen KK ......... (1,900) (45,199) 82.8
Nissan Motor Co. Ltd. ...... (11,200) (40,241) 73.7
Nitori Holdings Co. Ltd. ..... (200) (26,471) 48.5
Nomura Holdings, Inc. ...... (6,100) (24,344) 44.6
Nomura Research Institute Ltd. (1,800) (43,214) 79.1
NTT Data Corp. .......... (5,700) (88,415) 161.9
Obic Co. Ltd. ............ (300) (48,098) 88.1
Shares Value
% of Basket
Value
Japan (continued)
Odakyu Electric Railway Co. Ltd. (5,400) $ (70,996) 130.0%
Open House Group Co. Ltd. .. (500) (18,915) 34.6
Oracle Corp. Japan ........ (2,400) (164,416) 301.0
Oriental Land Co. Ltd. ...... (1,300) (216,606) 396.6
Otsuka Corp. ............ (7,300) (240,167) 439.7
Otsuka Holdings Co. Ltd. .... (900) (28,872) 52.9
Pan Pacific International
Holdings Corp. ......... (3,900) (72,123) 132.1
Panasonic Holdings Corp. ... (2,100) (19,474) 35.7
Rakuten Group, Inc. ....... (20,300) (103,498) 189.5
Renesas Electronics Corp. ... (18,900) (194,407) 356.0
Resona Holdings, Inc. ...... (33,700) (186,487) 341.5
Rohm Co. Ltd. ........... (800) (64,105) 117.4
SBI Holdings, Inc. ......... (3,500) (74,198) 135.9
Sharp Corp. ............. (7,700) (64,003) 117.2
Shimizu Corp. ........... (12,400) (69,511) 127.3
Shiseido Co. Ltd. ......... (3,000) (155,928) 285.5
SoftBank Group Corp. ...... (2,200) (104,153) 190.7
Sompo Holdings, Inc. ...... (400) (17,220) 31.5
Sony Group Corp. ......... (500) (44,676) 81.8
Square Enix Holdings Co. Ltd. . (1,400) (66,208) 121.2
SUMCO Corp. ........... (5,100) (75,566) 138.4
Sumitomo Electric Industries
Ltd. ................ (16,500) (198,267) 363.0
Sumitomo Metal Mining Co. Ltd. (2,000) (81,206) 148.7
T&D Holdings, Inc. ........ (3,000) (48,019) 87.9
Tobu Railway Co. Ltd. ...... (900) (21,117) 38.7
Tokyo Electric Power Co.
Holdings, Inc. .......... (10,200) (38,197) 69.9
Tokyu Corp. ............. (2,800) (36,006) 65.9
Toyota Motor Corp. ........ (12,000) (176,229) 322.7
Welcia Holdings Co. Ltd. .... (6,200) (138,574) 253.7
West Japan Railway Co. .... (2,000) (83,757) 153.4
Yamato Holdings Co. Ltd. .... (6,500) (113,730) 208.2
Yaskawa Electric Corp. ..... (2,900) (113,358) 207.6
Z Holdings Corp. .......... (48,600) (141,412) 258.9
(6,737,170)
Jordan
Hikma Pharmaceuticals plc ... (2,562) (54,197) 99.2
Luxembourg
ArcelorMittal SA .......... (2,883) (89,439) 163.8
Netherlands
ABN AMRO Bank NV, CVA ... (10,314) (171,187) 313.4
Akzo Nobel NV ........... (2,309) (171,986) 314.9
Argenx SE .............. (189) (71,987) 131.8
ASM International NV ...... (342) (115,666) 211.8
Heineken NV ............ (545) (54,467) 99.7
JDE Peet's NV ........... (3,908) (117,134) 214.5
Koninklijke DSM NV ....... (272) (34,980) 64.0
Universal Music Group NV ... (1,585) (40,516) 74.2
(777,923)
New Zealand
Auckland International Airport
Ltd. ................ (69,426) (382,089) 699.6
Xero Ltd. ............... (331) (18,243) 33.4
(400,332)
Norway
Aker BP ASA ............ (2,290) (69,757) 127.7
Gjensidige Forsikring ASA ... (4,792) (86,129) 157.7
Mowi ASA .............. (3,710) (68,604) 125.6
Salmar ASA ............. (677) (31,480) 57.7

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
30
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Norway (continued)
Telenor ASA ............. (6,779) $ (70,967) 129.9%
(326,937)
Portugal
EDP - Energias de Portugal SA (3,893) (19,342) 35.4
Singapore
Capitaland Investment Ltd. ... (12,200) (36,961) 67.7
City Developments Ltd. ..... (3,700) (23,483) 43.0
Sea Ltd., ADR ........... (3,271) (210,816) 386.0
Singapore Technologies
Engineering Ltd. ........ (56,100) (157,728) 288.8
UOL Group Ltd. .......... (33,300) (177,674) 325.3
Venture Corp. Ltd. ......... (30,800) (434,938) 796.4
(1,041,600)
South Africa
Anglo American plc ........ (405) (17,468) 32.0
South Korea
Delivery Hero SE ......... (1,698) (102,656) 188.0
Spain
Aena SME SA ........... (1,864) (280,064) 512.8
Amadeus IT Group SA ...... (1,690) (106,477) 194.9
CaixaBank SA ........... (48,769) (216,386) 396.2
Cellnex Telecom SA ....... (10,225) (400,697) 733.7
EDP Renovaveis SA ....... (2,076) (45,155) 82.7
Ferrovial SA ............. (27,700) (817,379) 1,496.6
Grifols SA .............. (12,034) (159,307) 291.7
Naturgy Energy Group SA ... (5,226) (148,221) 271.4
Telefonica SA ............ (23,560) (89,505) 163.9
(2,263,191)
Sweden
Electrolux AB, Class B ...... (10,293) (145,789) 266.9
Essity AB, Class B ........ (1,758) (45,926) 84.1
Fastighets AB Balder, Class B . (9,372) (48,287) 88.4
Getinge AB, Class B ....... (1,983) (44,672) 81.8
H & M Hennes & Mauritz AB,
Class B .............. (3,332) (41,038) 75.1
Hexagon AB, Class B ...... (25,417) (291,368) 533.5
Holmen AB, Class B ....... (554) (22,850) 41.8
Investment AB Latour, Class B (7,293) (153,874) 281.7
L E Lundbergforetagen AB, Class
B .................. (3,789) (175,458) 321.3
Nibe Industrier AB, Class B ... (6,778) (73,231) 134.1
Securitas AB, Class B ...... (5,861) (53,649) 98.2
Skanska AB, Class B ....... (1,123) (19,821) 36.3
Svenska Cellulosa AB SCA,
Class B .............. (17,805) (247,246) 452.7
Swedish Orphan Biovitrum AB . (3,606) (80,416) 147.2
Volvo Car AB, Class B ...... (9,827) (49,032) 89.8
(1,492,657)
Switzerland
ABB Ltd. (Registered) ...... (8,645) (300,981) 551.1
Alcon, Inc. .............. (903) (68,139) 124.8
Bachem Holding AG ....... (445) (39,353) 72.0
Banque Cantonale Vaudoise
(Registered) ........... (1,570) (149,240) 273.3
Barry Callebaut AG (Registered) (36) (75,216) 137.7
Credit Suisse Group AG
(Registered) ........... (48,265) (166,267) 304.4
EMS-Chemie Holding AG
(Registered) ........... (228) (169,970) 311.2
Shares Value
% of Basket
Value
Switzerland (continued)
Logitech International SA
(Registered) ........... (1,719) $ (100,590) 184.2%
Lonza Group AG (Registered) . (119) (67,883) 124.3
Schindler Holding AG ...... (366) (78,008) 142.8
SIG Group AG ........... (1,041) (25,802) 47.2
Swiss Prime Site AG
(Registered) ........... (1,395) (124,306) 227.6
VAT Group AG ........... (106) (32,998) 60.4
(1,398,753)
United Kingdom
abrdn plc ............... (17,803) (46,890) 85.9
Admiral Group plc ......... (929) (25,255) 46.2
AstraZeneca plc .......... (258) (33,801) 61.9
BAE Systems plc ......... (5,608) (59,367) 108.7
BT Group plc ............ (25,861) (39,844) 73.0
Bunzl plc ............... (772) (28,341) 51.9
Diageo plc .............. (967) (42,283) 77.4
Hargreaves Lansdown plc ... (19,294) (212,412) 388.9
HSBC Holdings plc ........ (32,238) (237,541) 434.9
Just Eat Takeaway.com NV ... (1,516) (38,891) 71.2
Liberty Global plc, Class C ... (1,879) (41,996) 76.9
Linde plc ............... (113) (37,396) 68.5
National Grid plc .......... (18,917) (240,490) 440.3
Next plc ................ (384) (31,440) 57.6
Ocado Group plc ......... (14,018) (112,178) 205.4
Persimmon plc ........... (1,196) (20,889) 38.3
Reckitt Benckiser Group plc .. (2,209) (157,415) 288.2
Rentokil Initial plc ......... (17,252) (104,606) 191.5
Rolls-Royce Holdings plc .... (140,430) (183,730) 336.4
Schroders plc ............ (6,253) (36,979) 67.7
Severn Trent plc .......... (2,743) (95,459) 174.8
Smith & Nephew plc ....... (2,694) (37,205) 68.1
Standard Chartered plc ..... (10,073) (84,609) 154.9
Unilever plc ............. (4,390) (223,447) 409.1
United Utilities Group plc .... (7,794) (101,985) 186.7
Vodafone Group plc ........ (27,252) (31,444) 57.6
(2,305,893)
United States
AbbVie, Inc. ............. (323) (47,723) 87.4
Advance Auto Parts, Inc. .... (377) (57,410) 105.1
Affirm Holdings, Inc. ....... (3,950) (63,951) 117.1
Aflac, Inc. .............. (616) (45,276) 82.9
Air Products & Chemicals, Inc. (1,019) (326,600) 598.0
Albemarle Corp. .......... (87) (24,486) 44.8
Alcoa Corp. ............. (588) (30,717) 56.2
Align Technology, Inc. ...... (359) (96,833) 177.3
Alliant Energy Corp. ....... (386) (20,856) 38.2
Allstate Corp. (The) ........ (1,922) (246,919) 452.1
Ally Financial, Inc. ......... (664) (21,573) 39.5
Alnylam Pharmaceuticals, Inc. . (527) (119,313) 218.5
Amazon.com, Inc. ......... (418) (43,108) 78.9
Ameren Corp. ............ (3,607) (313,340) 573.7
American Electric Power Co.,
Inc. ................. (840) (78,926) 144.5
Amphenol Corp., Class A .... (649) (51,771) 94.8
Analog Devices, Inc. ....... (1,359) (233,028) 426.7
Aptiv plc ............... (191) (21,600) 39.5
Arthur J Gallagher & Co. .... (1,698) (332,333) 608.5
Aspen Technology, Inc. ..... (84) (16,695) 30.6
AT&T, Inc. .............. (3,673) (74,819) 137.0
Atmos Energy Corp. ....... (1,763) (207,223) 379.4
Automatic Data Processing, Inc. (199) (44,936) 82.3
Avantor, Inc. ............. (2,356) (56,308) 103.1

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Ball Corp. .............. (2,204) $ (128,361) 235.0%
Bank of America Corp. ...... (2,498) (88,629) 162.3
Baxter International, Inc. .... (2,257) (103,122) 188.8
Becton Dickinson and Co. ... (96) (24,213) 44.3
Bentley Systems, Inc., Class B (1,289) (50,335) 92.2
Blackstone, Inc. .......... (1,013) (97,207) 178.0
Boeing Co. (The) ......... (2,033) (433,029) 792.9
Broadridge Financial Solutions,
Inc. ................. (1,054) (158,479) 290.2
Brookfield Renewable Corp. .. (492) (15,497) 28.4
Brown & Brown, Inc. ....... (2,574) (150,733) 276.0
Bunge Ltd. .............. (447) (44,298) 81.1
Burlington Stores, Inc. ...... (470) (108,020) 197.8
Caesars Entertainment, Inc. .. (574) (29,882) 54.7
Campbell Soup Co. ........ (3,719) (193,128) 353.6
CarMax, Inc. ............ (2,149) (151,397) 277.2
Carnival Corp. ........... (2,721) (29,441) 53.9
Catalent, Inc. ............ (2,551) (136,606) 250.1
Caterpillar, Inc. ........... (250) (63,073) 115.5
Centene Corp. ........... (1,427) (108,794) 199.2
Ceridian HCM Holding, Inc. .. (2,396) (173,183) 317.1
CH Robinson Worldwide, Inc. . (629) (63,007) 115.4
Charles River Laboratories
International, Inc. ....... (263) (63,975) 117.1
Charles Schwab Corp. (The) .. (426) (32,981) 60.4
Charter Communications, Inc.,
Class A .............. (178) (68,407) 125.3
Cheniere Energy, Inc. ...... (274) (41,864) 76.7
Chesapeake Energy Corp. ... (889) (77,094) 141.2
Church & Dwight Co., Inc. ... (858) (69,378) 127.0
Cincinnati Financial Corp. .... (1,183) (133,856) 245.1
Cisco Systems, Inc. ........ (5,055) (246,027) 450.5
Clarivate plc ............. (994) (11,053) 20.2
Cleveland-Cliffs, Inc. ....... (1,857) (39,647) 72.6
Clorox Co. (The) .......... (1,005) (145,413) 266.2
Coinbase Global, Inc., Class A (2,740) (160,235) 293.4
Computershare Ltd. ........ (4,706) (79,258) 145.1
Conagra Brands, Inc. ....... (2,164) (80,479) 147.4
Constellation Brands, Inc., Class
A .................. (373) (86,357) 158.1
Cooper Cos., Inc. (The) ..... (657) (229,247) 419.7
Corning, Inc. ............ (1,282) (44,370) 81.2
CoStar Group, Inc. ........ (841) (65,514) 120.0
Coterra Energy, Inc. ....... (1,346) (33,690) 61.7
Crowdstrike Holdings, Inc., Class
A .................. (179) (18,956) 34.7
Crown Holdings, Inc. ....... (637) (56,158) 102.8
CSL Ltd. ............... (612) (129,224) 236.6
Danaher Corp. ........... (226) (59,750) 109.4
Darling Ingredients, Inc. ..... (848) (56,214) 102.9
Datadog, Inc., Class A ...... (253) (18,927) 34.7
DaVita, Inc. ............. (1,093) (90,052) 164.9
Deere & Co. ............. (50) (21,142) 38.7
Dentsply Sirona, Inc. ....... (924) (34,031) 62.3
DISH Network Corp., Class A . (4,609) (66,324) 121.4
Dollar General Corp. ....... (280) (65,408) 119.8
Dollar Tree, Inc. .......... (253) (37,996) 69.6
Dominion Energy, Inc. ...... (1,258) (80,059) 146.6
Dover Corp. ............. (725) (110,077) 201.5
Dow, Inc. ............... (2,139) (126,950) 232.4
Duke Energy Corp. ........ (1,907) (195,372) 357.7
DuPont de Nemours, Inc. .... (491) (36,309) 66.5
Ecolab, Inc. ............. (248) (38,398) 70.3
Elanco Animal Health, Inc. ... (5,344) (73,373) 134.3
Elevance Health, Inc. ....... (88) (43,999) 80.6
Shares Value
% of Basket
Value
United States (continued)
Emerson Electric Co. ....... (1,459) $ (131,631) 241.0%
Entegris, Inc. ............ (1,732) (139,790) 256.0
EQT Corp. .............. (493) (16,106) 29.5
Equifax, Inc. ............. (127) (28,219) 51.7
Erie Indemnity Co., Class A .. (514) (125,596) 230.0
Essential Utilities, Inc. ...... (761) (35,562) 65.1
Everest Re Group Ltd. ...... (201) (70,288) 128.7
Exact Sciences Corp. ...... (1,903) (128,491) 235.3
F5, Inc. ................ (403) (59,507) 109.0
Fidelity National Information
Services, Inc. .......... (1,841) (138,149) 252.9
First Citizens BancShares, Inc.,
Class A .............. (357) (277,632) 508.3
First Republic Bank ........ (533) (75,089) 137.5
First Solar, Inc. ........... (127) (22,555) 41.3
Ford Motor Co. ........... (9,026) (121,941) 223.3
Fortive Corp. ............ (939) (63,880) 117.0
Freeport-McMoRan, Inc. .... (584) (26,058) 47.7
GE HealthCare Technologies,
Inc. ................. (93) (6,465) 11.8
Gen Digital, Inc. .......... (1,881) (43,282) 79.2
Generac Holdings, Inc. ..... (252) (30,391) 55.6
General Electric Co. ....... (704) (56,658) 103.7
General Mills, Inc. ......... (899) (70,446) 129.0
Hasbro, Inc. ............. (376) (22,248) 40.7
HEICO Corp. ............ (566) (96,758) 177.2
Henry Schein, Inc. ......... (260) (22,399) 41.0
Hess Corp. ............. (1,106) (166,077) 304.1
Hilton Worldwide Holdings, Inc. (320) (46,429) 85.0
Holcim AG (Registered) ..... (434) (25,947) 47.5
Hormel Foods Corp. ....... (7,082) (320,885) 587.5
Huntington Bancshares, Inc. .. (9,330) (141,536) 259.1
Huntington Ingalls Industries,
Inc. ................. (783) (172,683) 316.2
Intercontinental Exchange, Inc. (473) (50,871) 93.1
International Flavors &
Fragrances, Inc. ........ (470) (52,856) 96.8
International Paper Co. ..... (1,934) (80,880) 148.1
IQVIA Holdings, Inc. ....... (550) (126,176) 231.0
Jack Henry & Associates, Inc. . (578) (104,092) 190.6
Jacobs Solutions, Inc. ...... (137) (16,926) 31.0
Johnson Controls International
plc ................. (1,080) (75,136) 137.6
Kellogg Co. ............. (326) (22,357) 40.9
Kimberly-Clark Corp. ....... (266) (34,583) 63.3
Kinder Morgan, Inc. ........ (10,176) (186,221) 341.0
Las Vegas Sands Corp. ..... (1,942) (114,578) 209.8
Lear Corp. .............. (838) (122,164) 223.7
Leidos Holdings, Inc. ....... (1,067) (105,462) 193.1
Lennar Corp., Class A ...... (1,399) (143,258) 262.3
Liberty Media Corp-Liberty
Formula One, Class C .... (1,159) (82,057) 150.2
Live Nation Entertainment, Inc. (327) (26,320) 48.2
Loews Corp. ............ (399) (24,531) 44.9
LPL Financial Holdings, Inc. .. (79) (18,732) 34.3
Lucid Group, Inc. ......... (2,129) (24,888) 45.6
Lumen Technologies, Inc. .... (6,081) (31,925) 58.5
M&T Bank Corp. .......... (142) (22,152) 40.6
Markel Corp. ............ (76) (107,082) 196.1
MarketAxess Holdings, Inc. .. (109) (39,660) 72.6
Marsh & McLennan Cos., Inc. . (282) (49,325) 90.3
Martin Marietta Materials, Inc. . (415) (149,251) 273.3
Marvell Technology, Inc. ..... (3,167) (136,656) 250.2
Match Group, Inc. ......... (1,968) (106,508) 195.0

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
32
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
McCormick & Co., Inc. (Non-
Voting) .............. (1,663) $ (124,925) 228.7%
Medtronic plc ............ (283) (23,684) 43.4
Merck & Co., Inc. ......... (146) (15,682) 28.7
MGM Resorts International ... (1,217) (50,396) 92.3
Micron Technology, Inc. ..... (211) (12,723) 23.3
Moderna, Inc. ............ (153) (26,937) 49.3
Moody's Corp. ........... (253) (81,656) 149.5
Nasdaq, Inc. ............ (681) (40,989) 75.0
Netflix, Inc. .............. (158) (55,910) 102.4
Newell Brands, Inc. ........ (1,798) (28,696) 52.5
Newmont Corp. .......... (1,334) (70,609) 129.3
NextEra Energy, Inc. ....... (914) (68,212) 124.9
Omnicom Group, Inc. ....... (632) (54,346) 99.5
Palantir Technologies, Inc., Class
A .................. (10,436) (81,192) 148.7
Paramount Global, Class B ... (1,838) (42,568) 77.9
PerkinElmer, Inc. ......... (1,308) (179,889) 329.4
Pfizer, Inc. .............. (978) (43,188) 79.1
PG&E Corp. ............. (6,416) (102,014) 186.8
Plug Power, Inc. .......... (11,071) (188,428) 345.0
PNC Financial Services Group,
Inc. (The) ............ (324) (53,599) 98.1
Pool Corp. .............. (147) (56,685) 103.8
Principal Financial Group, Inc. . (1,701) (157,428) 288.2
Progressive Corp. (The) ..... (4,453) (607,167) 1,111.7
Public Service Enterprise Group,
Inc. ................. (444) (27,497) 50.3
PulteGroup, Inc. .......... (2,183) (124,191) 227.4
QIAGEN NV ............. (2,398) (116,982) 214.2
Qorvo, Inc. .............. (1,192) (129,523) 237.2
Quanta Services, Inc. ...... (257) (39,113) 71.6
Regeneron Pharmaceuticals,
Inc. ................. (70) (53,093) 97.2
Republic Services, Inc. ..... (279) (34,825) 63.8
Rivian Automotive, Inc., Class A (5,169) (100,279) 183.6
ROBLOX Corp., Class A ..... (1,111) (41,340) 75.7
Rockwell Automation, Inc. .... (327) (92,224) 168.9
Rollins, Inc. ............. (1,485) (54,054) 99.0
Roper Technologies, Inc. .... (582) (248,369) 454.8
Royal Caribbean Cruises Ltd. . (2,588) (168,065) 307.7
Royalty Pharma plc, Class A .. (448) (17,557) 32.1
RPM International, Inc. ..... (4,398) (395,424) 724.0
S&P Global, Inc. .......... (248) (92,985) 170.3
Salesforce, Inc. ........... (242) (40,649) 74.4
Seagate Technology Holdings
plc ................. (605) (41,007) 75.1
Seagen, Inc. ............ (274) (38,218) 70.0
SEI Investments Co. ....... (4,047) (252,654) 462.6
Sensata Technologies Holding
plc ................. (1,585) (80,597) 147.6
Sherwin-Williams Co. (The) .. (245) (57,965) 106.1
Sirius XM Holdings, Inc. ..... (13,285) (76,920) 140.8
Snap, Inc., Class A ........ (1,118) (12,924) 23.7
Snowflake, Inc., Class A ..... (276) (43,177) 79.1
SolarEdge Technologies, Inc. . (61) (19,467) 35.6
Southern Co. (The) ........ (749) (50,692) 92.8
SS&C Technologies Holdings,
Inc. ................. (3,292) (198,672) 363.8
Stanley Black & Decker, Inc. .. (1,091) (97,437) 178.4
STERIS plc ............. (1,089) (224,889) 411.8
SVB Financial Group ....... (163) (49,298) 90.3
Swiss Re AG ............ (1,058) (110,784) 202.8
Sysco Corp. ............. (438) (33,927) 62.1
T Rowe Price Group, Inc. .... (1,380) (160,729) 294.3
Shares Value
% of Basket
Value
United States (continued)
Take-Two Interactive Software,
Inc. ................. (1,117) $ (126,478) 231.6%
Targa Resources Corp. ..... (1,933) (145,014) 265.5
Target Corp. ............. (991) (170,591) 312.3
Teledyne Technologies, Inc. .. (759) (322,013) 589.6
Tenaris SA .............. (17,529) (310,627) 568.8
Teradyne, Inc. ........... (724) (73,631) 134.8
Tesla, Inc. .............. (762) (131,994) 241.7
Texas Pacific Land Corp. .... (12) (23,950) 43.8
Thermo Fisher Scientific, Inc. . (276) (157,411) 288.2
T-Mobile US, Inc. ......... (1,119) (167,078) 305.9
Toast, Inc., Class A ........ (945) (21,083) 38.6
Twilio, Inc., Class A ........ (737) (44,102) 80.7
Tyler Technologies, Inc. ..... (711) (229,489) 420.2
Uber Technologies, Inc. ..... (736) (22,764) 41.7
Union Pacific Corp. ........ (758) (154,776) 283.4
UnitedHealth Group, Inc. .... (46) (22,963) 42.0
Unity Software, Inc. ........ (935) (33,211) 60.8
Universal Health Services, Inc.,
Class B .............. (508) (75,291) 137.9
Verisk Analytics, Inc. ....... (165) (29,995) 54.9
Verizon Communications, Inc. . (2,357) (97,980) 179.4
VF Corp. ............... (4,722) (146,099) 267.5
Vimeo, Inc. ............. (1) (5) (0.0)
(a)
Visa, Inc., Class A ......... (198) (45,582) 83.5
Vulcan Materials Co. ....... (369) (67,649) 123.9
W R Berkley Corp. ........ (4,259) (298,726) 547.0
Walt Disney Co. (The) ...... (1,167) (126,608) 231.8
Warner Bros Discovery, Inc. .. (6,810) (100,924) 184.8
Waste Connections, Inc. ..... (1,562) (207,590) 380.1
Waste Management, Inc. .... (1,219) (188,616) 345.4
WEC Energy Group, Inc. .... (428) (40,228) 73.7
Western Union Co. (The) .... (5,613) (79,536) 145.6
Williams Cos., Inc. (The) .... (3,844) (123,931) 226.9
Wolfspeed, Inc. ........... (3,347) (257,752) 471.9
Zebra Technologies Corp., Class
A .................. (67) (21,184) 38.8
Zillow Group, Inc., Class C ... (1,072) (47,393) 86.8
Zoetis, Inc. .............. (600) (99,294) 181.8
Zoom Video Communications,
Inc., Class A ........... (748) (56,100) 102.7
ZoomInfo Technologies, Inc. .. (669) (18,886) 34.6
(22,510,081)
Zambia
First Quantum Minerals Ltd. .. (962) (22,319) 40.9
Total Reference Entity — Short ............ (53,177,184)
Net Value of Reference Entity — BNP Paribas SA $ (54,615)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates 02/24/23-02/27/23:
Reference Entity — Long
Common Stocks
Australia
ASX Ltd. ............... 957 46,831 (75.6)
Aurizon Holdings Ltd. ...... 77,811 203,379 (328.5)
BlueScope Steel Ltd. ....... 1,905 25,977 (42.0)
Cochlear Ltd. ............ 1,147 173,285 (279.9)
IDP Education Ltd. ........ 812 18,070 (29.2)
Macquarie Group Ltd. ...... 152 20,278 (32.8)
Qantas Airways Ltd. ....... 14,932 67,400 (108.9)
Sonic Healthcare Ltd. ...... 1,753 39,263 (63.4)
South32 Ltd. ............ 16,609 53,297 (86.1)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Australia (continued)
Wesfarmers Ltd. .......... 1,463 $ 51,581 (83.3) %
699,361
Austria
voestalpine AG ........... 144 4,784 (7.7)
Belgium
Groupe Bruxelles Lambert NV . 312 26,690 (43.1)
Umicore SA ............. 62 2,344 (3.8)
Warehouses De Pauw CVA .. 564 17,886 (28.9)
46,920
Brazil
Yara International ASA ...... 441 19,594 (31.7)
Canada
Alimentation Couche-Tard, Inc. 1,426 65,119 (105.2)
AltaGas Ltd. ............. 1,440 26,927 (43.5)
ARC Resources Ltd. ....... 1,464 17,011 (27.5)
Bank of Montreal ......... 440 44,279 (71.5)
Barrick Gold Corp. ........ 2,178 42,593 (68.8)
Canadian National Railway Co. 558 66,421 (107.3)
Canadian Natural Resources
Ltd. ................ 1,571 96,429 (155.8)
Dollarama, Inc. ........... 1,946 116,375 (188.0)
Franco-Nevada Corp. ...... 757 111,040 (179.4)
Gildan Activewear, Inc. ...... 1,387 43,490 (70.2)
Manulife Financial Corp. ..... 1,207 23,885 (38.6)
Onex Corp. ............. 416 21,501 (34.7)
Open Text Corp. .......... 510 17,107 (27.6)
Sun Life Financial, Inc. ...... 3,043 152,910 (247.0)
Suncor Energy, Inc. ........ 1,547 53,692 (86.7)
West Fraser Timber Co. Ltd. .. 1,052 91,470 (147.7)
990,249
China
BOC Hong Kong Holdings Ltd. 120,000 419,387 (677.4)
Denmark
AP Moller - Maersk A/S, Class B 8 17,402 (28.1)
DSV A/S ............... 141 23,326 (37.7)
40,728
Finland
Elisa OYJ .............. 1,759 100,216 (161.9)
Nordea Bank Abp ......... 2,045 23,907 (38.6)
Sampo OYJ, Class A ....... 357 18,742 (30.3)
Stora Enso OYJ, Class R .... 4,878 69,733 (112.6)
212,598
France
Amundi SA ............. 1,111 72,737 (117.5)
Arkema SA ............. 1,852 187,400 (302.7)
BioMerieux ............. 1,265 128,962 (208.3)
Bollore SE .............. 9,308 52,082 (84.1)
Bureau Veritas SA ......... 1,823 52,122 (84.2)
Capgemini SE ........... 660 125,258 (202.3)
Cie de Saint-Gobain ....... 2,787 160,061 (258.5)
Credit Agricole SA ......... 10,634 128,046 (206.8)
Dassault Systemes SE ..... 1,872 69,621 (112.5)
Eiffage SA .............. 223 23,819 (38.5)
Engie SA ............... 6,939 98,533 (159.2)
Eurazeo SE ............. 3,905 273,925 (442.5)
Hermes International ....... 89 166,564 (269.0)
Ipsen SA ............... 2,300 241,580 (390.2)
Kering SA .............. 52 32,446 (52.4)
La Francaise des Jeux SAEM . 8,247 352,873 (570.0)
Legrand SA ............. 625 55,727 (90.0)
Shares Value
% of Basket
Value
France (continued)
Orange SA .............. 27,054 $ 286,306 (462.5) %
Publicis Groupe SA ........ 3,610 254,648 (411.3)
Wendel SE ............. 933 98,794 (159.6)
2,861,504
Germany
Beiersdorf AG ............ 151 18,358 (29.7)
E.ON SE ............... 1,979 21,577 (34.9)
Henkel AG & Co. KGaA
(Preference) .......... 132 9,412 (15.2)
Infineon Technologies AG .... 461 16,601 (26.8)
Mercedes-Benz Group AG ... 1,268 94,354 (152.4)
Nemetschek SE .......... 1,790 95,701 (154.6)
Rational AG ............. 35 23,022 (37.2)
Scout24 SE ............. 376 21,890 (35.4)
300,915
Hong Kong
Power Assets Holdings Ltd. .. 3,500 19,804 (32.0)
Sun Hung Kai Properties Ltd. . 6,500 92,181 (148.9)
111,985
Ireland
CRH plc ............... 2,563 119,750 (193.4)
Smurfit Kappa Group plc .... 789 33,126 (53.5)
152,876
Israel
Bank Hapoalim BM ........ 11,399 102,597 (165.7)
Bezeq Israeli Telecommunication
Corp. Ltd. ............ 24,667 40,879 (66.0)
Israel Discount Bank Ltd., Class
A .................. 9,702 49,623 (80.2)
ZIM Integrated Shipping Services
Ltd. ................ 792 15,008 (24.3)
208,107
Italy
Assicurazioni Generali SpA ... 8,720 170,226 (275.0)
Enel SpA ............... 1,969 11,594 (18.7)
Prysmian SpA ........... 1,874 76,530 (123.6)
Snam SpA .............. 8,301 42,281 (68.3)
300,631
Japan
Advantest Corp. .......... 1,700 121,858 (196.8)
AGC, Inc. .............. 1,000 36,846 (59.5)
Astellas Pharma, Inc. ....... 21,800 320,899 (518.3)
Dai Nippon Printing Co. Ltd. .. 1,500 35,414 (57.2)
Daifuku Co. Ltd. .......... 500 27,532 (44.5)
Daiwa House Industry Co. Ltd. 1,500 36,023 (58.2)
Dentsu Group, Inc. ........ 1,400 45,092 (72.8)
Fuji Electric Co. Ltd. ....... 1,500 60,717 (98.1)
Hamamatsu Photonics KK ... 800 42,744 (69.0)
Hoya Corp. ............. 1,300 142,963 (230.9)
Isuzu Motors Ltd. ......... 1,800 22,762 (36.8)
Kajima Corp. ............ 3,000 36,844 (59.5)
KDDI Corp. ............. 2,600 81,233 (131.2)
Komatsu Ltd. ............ 2,400 58,979 (95.3)
Marubeni Corp. ........... 17,500 214,700 (346.8)
MISUMI Group, Inc. ........ 800 20,134 (32.5)
Mitsubishi HC Capital, Inc. ... 5,000 25,521 (41.2)
Mitsui & Co. Ltd. .......... 1,100 32,453 (52.4)
Mitsui Chemicals, Inc. ...... 1,400 32,954 (53.2)
Murata Manufacturing Co. Ltd. 1,200 68,569 (110.8)
NEC Corp. .............. 100 3,613 (5.8)
NGK Insulators Ltd. ........ 8,500 117,651 (190.0)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
34
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Japan (continued)
Nihon M&A Center Holdings,
Inc. ................. 1,400 $ 14,313 (23.1) %
Nippon Express Holdings, Inc. . 1,300 75,443 (121.9)
Nippon Steel Corp. ........ 8,100 168,599 (272.3)
Nissin Foods Holdings Co. Ltd. 300 23,453 (37.9)
Nitto Denko Corp. ......... 700 45,246 (73.1)
Nomura Real Estate Holdings,
Inc. ................. 2,100 46,285 (74.8)
ORIX Corp. ............. 1,300 22,858 (36.9)
Ricoh Co. Ltd. ........... 3,800 29,498 (47.6)
Seiko Epson Corp. ........ 3,900 60,481 (97.7)
Sekisui Chemical Co. Ltd. .... 11,600 162,496 (262.5)
Sekisui House Ltd. ........ 2,800 52,918 (85.5)
Shimadzu Corp. .......... 4,900 150,582 (243.2)
Shin-Etsu Chemical Co. Ltd. .. 400 58,969 (95.3)
Subaru Corp. ............ 2,500 41,079 (66.4)
Sumitomo Chemical Co. Ltd. .. 3,100 11,900 (19.2)
Sumitomo Corp. .......... 2,200 39,490 (63.8)
Suzuki Motor Corp. ........ 600 22,495 (36.3)
Sysmex Corp. ........... 200 13,277 (21.4)
Terumo Corp. ............ 200 5,822 (9.4)
TOPPAN, Inc. ............ 6,800 109,563 (177.0)
USS Co. Ltd. ............ 1,300 21,383 (34.5)
Yamaha Corp. ........... 3,500 136,094 (219.8)
Yokogawa Electric Corp. .... 1,200 21,071 (34.0)
2,918,816
Netherlands
ASML Holding NV ......... 39 25,804 (41.7)
Randstad NV ............ 317 20,319 (32.8)
Shell plc ............... 824 24,191 (39.1)
70,314
Norway
DNB Bank ASA ........... 3,559 66,552 (107.5)
Portugal
Galp Energia SGPS SA ..... 1,391 19,040 (30.8)
Jeronimo Martins SGPS SA .. 850 18,454 (29.8)
37,494
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 2,100 20,749 (33.5)
Singapore Airlines Ltd. ...... 18,500 83,655 (135.1)
104,404
Spain
ACS Actividades de Construccion
y Servicios SA ......... 662 19,591 (31.7)
Repsol SA .............. 4,271 70,159 (113.3)
89,750
Sweden
Assa Abloy AB, Class B ..... 2,293 54,014 (87.2)
Epiroc AB, Class A ........ 4,851 94,385 (152.5)
Evolution AB ............ 174 19,556 (31.6)
Industrivarden AB, Class A ... 2,099 55,449 (89.6)
Investor AB, Class B ....... 6,581 127,882 (206.6)
Volvo AB, Class B ......... 1,168 23,177 (37.4)
374,463
Switzerland
Baloise Holding AG (Registered) 89 14,638 (23.6)
Chocoladefabriken Lindt &
Spruengli AG .......... 2 21,965 (35.5)
Shares Value
% of Basket
Value
Switzerland (continued)
Cie Financiere Richemont SA
(Registered) ........... 167 $ 25,744 (41.6) %
Julius Baer Group Ltd. ...... 997 63,952 (103.3)
Kuehne + Nagel International AG
(Registered) ........... 257 61,283 (99.0)
Partners Group Holding AG .. 113 106,028 (171.3)
Sonova Holding AG (Registered) 175 43,763 (70.7)
Swiss Life Holding AG
(Registered) ........... 119 70,430 (113.8)
UBS Group AG (Registered) .. 3,688 78,722 (127.2)
486,525
United Kingdom
Associated British Foods plc .. 1,355 31,104 (50.2)
Auto Trader Group plc ...... 2,795 21,685 (35.0)
Aviva plc ............... 3,665 20,670 (33.4)
Barclays plc ............. 30,758 70,706 (114.2)
BP plc ................. 8,970 54,181 (87.5)
CK Hutchison Holdings Ltd. .. 23,500 149,553 (241.6)
Coca-Cola Europacific Partners
plc ................. 181 10,176 (16.4)
Informa plc .............. 3,606 29,824 (48.2)
Melrose Industries plc ...... 21,465 37,847 (61.1)
NatWest Group plc ........ 12,439 47,456 (76.7)
Sage Group plc (The) ...... 6,208 59,644 (96.4)
Smiths Group plc ......... 9,881 210,930 (340.7)
Taylor Wimpey plc ......... 28,351 41,135 (66.5)
784,911
United States
3M Co. ................ 193 22,210 (35.9)
Abbott Laboratories ........ 915 101,153 (163.4)
Adobe, Inc. ............. 176 65,180 (105.3)
AmerisourceBergen Corp. ... 129 21,796 (35.2)
AMETEK, Inc. ........... 479 69,417 (112.1)
Amgen, Inc. ............. 26 6,562 (10.6)
APA Corp. .............. 444 19,683 (31.8)
Apple, Inc. .............. 223 32,177 (52.0)
Autodesk, Inc. ........... 72 15,492 (25.0)
AutoZone, Inc. ........... 8 19,511 (31.5)
Berkshire Hathaway, Inc., Class
B .................. 62 19,314 (31.2)
Best Buy Co., Inc. ......... 323 28,657 (46.3)
Booking Holdings, Inc. ...... 9 21,907 (35.4)
Booz Allen Hamilton Holding
Corp. ............... 139 13,155 (21.2)
Cardinal Health, Inc. ....... 805 62,186 (100.4)
Carrier Global Corp. ....... 501 22,811 (36.8)
CBOE Global Markets, Inc. ... 245 30,106 (48.6)
Chipotle Mexican Grill, Inc. ... 10 16,464 (26.6)
Cintas Corp. ............. 328 145,547 (235.1)
Cognizant Technology Solutions
Corp., Class A ......... 1,404 93,717 (151.4)
Colgate-Palmolive Co. ...... 279 20,794 (33.6)
Comcast Corp., Class A ..... 463 18,219 (29.4)
CSX Corp. .............. 1,593 49,256 (79.6)
Darden Restaurants, Inc. .... 267 39,508 (63.8)
Diamondback Energy, Inc. ... 1,003 146,558 (236.7)
Discover Financial Services .. 227 26,498 (42.8)
DocuSign, Inc. ........... 1,099 66,643 (107.6)
Domino's Pizza, Inc. ....... 51 18,003 (29.1)
Dropbox, Inc., Class A ...... 3,031 70,410 (113.7)
Eaton Corp. plc ........... 804 130,417 (210.7)
eBay, Inc. .............. 2,243 111,029 (179.3)
Edison International ........ 738 50,848 (82.1)
Edwards Lifesciences Corp. .. 302 23,163 (37.4)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Eli Lilly & Co. ............ 54 $ 18,584 (30.0) %
Entergy Corp. ............ 170 18,408 (29.7)
EOG Resources, Inc. ....... 137 18,118 (29.3)
Expedia Group, Inc. ........ 549 62,751 (101.4)
Expeditors International of
Washington, Inc. ........ 1,016 109,880 (177.5)
Exxon Mobil Corp. ......... 582 67,518 (109.1)
Fair Isaac Corp. .......... 33 21,976 (35.5)
FedEx Corp. ............ 43 8,336 (13.5)
FirstEnergy Corp. ......... 581 23,792 (38.4)
FMC Corp. .............. 1,076 143,248 (231.4)
Fortinet, Inc. ............. 2,463 128,913 (208.2)
Halliburton Co. ........... 821 33,842 (54.7)
Hartford Financial Services
Group, Inc. (The) ....... 1,053 81,723 (132.0)
HF Sinclair Corp. ......... 812 46,203 (74.6)
Hubbell, Inc. ............. 87 19,915 (32.2)
IDEX Corp. ............. 230 55,126 (89.0)
IDEXX Laboratories, Inc. .... 180 86,490 (139.7)
Illinois Tool Works, Inc. ...... 126 29,741 (48.0)
Johnson & Johnson ........ 382 62,426 (100.8)
KLA Corp. .............. 76 29,829 (48.2)
Lam Research Corp. ....... 129 64,513 (104.2)
Lennox International, Inc. .... 322 83,920 (135.6)
Marathon Oil Corp. ........ 671 18,432 (29.8)
MetLife, Inc. ............. 580 42,352 (68.4)
Microchip Technology, Inc. ... 691 53,635 (86.6)
Molina Healthcare, Inc. ..... 68 21,204 (34.3)
Mondelez International, Inc.,
Class A .............. 251 16,425 (26.5)
Monolithic Power Systems, Inc. 48 20,475 (33.1)
News Corp., Class A ....... 2,526 51,177 (82.7)
NIKE, Inc., Class B ........ 480 61,118 (98.7)
Nordson Corp. ........... 513 124,813 (201.6)
Nucor Corp. ............. 341 57,636 (93.1)
NVR, Inc. ............... 4 21,080 (34.1)
Oracle Corp. ............ 245 21,673 (35.0)
O'Reilly Automotive, Inc. .... 33 26,148 (42.2)
PACCAR, Inc. ........... 508 55,530 (89.7)
Palo Alto Networks, Inc. ..... 77 12,215 (19.7)
Paychex, Inc. ............ 461 53,411 (86.3)
PayPal Holdings, Inc. ...... 252 20,536 (33.2)
Philip Morris International, Inc. 191 19,910 (32.2)
PPL Corp. .............. 604 17,878 (28.9)
Prudential Financial, Inc. .... 169 17,735 (28.6)
Regions Financial Corp. ..... 1,890 44,491 (71.9)
Roche Holding AG ........ 167 52,132 (84.2)
Snap-on, Inc. ............ 269 66,908 (108.1)
Splunk, Inc. ............. 693 66,369 (107.2)
Starbucks Corp. .......... 279 30,450 (49.2)
State Street Corp. ......... 966 88,225 (142.5)
Steel Dynamics, Inc. ....... 180 21,715 (35.1)
TE Connectivity Ltd. ....... 492 62,558 (101.0)
U-Haul Holding Co. ........ 13 803 (1.3)
United Parcel Service, Inc., Class
B .................. 295 54,643 (88.3)
US Bancorp ............. 450 22,410 (36.2)
Waters Corp. ............ 25 8,215 (13.3)
WestRock Co. ........... 1,371 53,798 (86.9)
Yum! Brands, Inc. ......... 266 34,716 (56.1)
Zimmer Biomet Holdings, Inc. . 133 16,936 (27.4)
Shares Value
% of Basket
Value
United States (continued)
Zscaler, Inc. ............. 139 $ 17,258 (27.9) %
4,188,653
Total Reference Entity — Long ............ 15,491,521
Reference Entity — Short
Common Stocks
Australia
Glencore plc ............ (2,600) (17,412) 28.1
IGO Ltd. ............... (1,950) (20,271) 32.7
Pilbara Minerals Ltd. ....... (8,572) (29,161) 47.1
Transurban Group ......... (2,005) (19,657) 31.8
Woodside Energy Group Ltd. . (769) (19,912) 32.2
(106,413)
Austria
Verbund AG ............. (630) (53,640) 86.6
Belgium
Anheuser-Busch InBev SA/NV (1,286) (77,625) 125.4
Solvay SA .............. (97) (11,304) 18.2
UCB SA ............... (257) (21,101) 34.1
(110,030)
Canada
Air Canada ............. (6,013) (102,043) 164.8
Algonquin Power & Utilities
Corp. ............... (5,757) (41,970) 67.8
Brookfield Asset Management
Ltd., Class A .......... (234) (7,640) 12.3
Canadian Tire Corp. Ltd., Class
A .................. (230) (27,347) 44.2
CCL Industries, Inc., Class B .. (1,424) (66,601) 107.6
CGI, Inc. ............... (282) (24,170) 39.0
Emera, Inc. ............. (1,952) (77,725) 125.6
FirstService Corp. ......... (180) (25,724) 41.6
GFL Environmental, Inc. ..... (801) (24,718) 39.9
Intact Financial Corp. ....... (138) (20,020) 32.3
Ivanhoe Mines Ltd., Class A .. (6,057) (56,903) 91.9
Keyera Corp. ............ (1,638) (37,363) 60.4
Metro, Inc. .............. (4,201) (228,023) 368.3
Northland Power, Inc. ...... (5,098) (136,938) 221.2
Parkland Corp. ........... (2,640) (62,024) 100.2
Quebecor, Inc., Class B ..... (4,633) (109,893) 177.5
TELUS Corp. ............ (10,156) (218,836) 353.5
WSP Global, Inc. ......... (184) (23,465) 37.9
(1,291,403)
China
Budweiser Brewing Co. APAC
Ltd. ................ (2,000) (6,311) 10.2
Denmark
Orsted A/S .............. (692) (61,624) 99.6
Finland
UPM-Kymmene OYJ ....... (494) (17,906) 28.9
France
Alstom SA .............. (6,229) (185,220) 299.2
AXA SA ................ (2,345) (73,162) 118.2
Carrefour SA ............ (3,256) (61,932) 100.0
Cie Generale des Etablissements
Michelin SCA .......... (5,692) (179,980) 290.7
Danone SA ............. (2,494) (136,769) 220.9
EssilorLuxottica SA ........ (11) (2,018) 3.3
Getlink SE (Registered) ..... (30,004) (507,481) 819.7

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
36
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
France (continued)
LVMH Moet Hennessy Louis
Vuitton SE ............ (50) $ (43,649) 70.5%
Remy Cointreau SA ........ (1,345) (253,249) 409.1
Renault SA ............. (2,334) (94,899) 153.3
Safran SA .............. (245) (35,230) 56.9
Sartorius Stedim Biotech .... (255) (88,951) 143.7
SEB SA ................ (221) (23,111) 37.3
TotalEnergies SE ......... (607) (37,525) 60.6
Ubisoft Entertainment SA .... (1,873) (38,783) 62.6
Veolia Environnement SA .... (3,916) (116,237) 187.8
Vinci SA ............... (395) (44,631) 72.1
Worldline SA ............ (2,309) (104,750) 169.2
(2,027,577)
Germany
Aroundtown SA ........... (5,871) (16,346) 26.4
Covestro AG ............ (1,332) (61,331) 99.1
Deutsche Telekom AG
(Registered) ........... (1,012) (22,546) 36.4
Dr Ing hc F Porsche AG
(Preference) .......... (1,475) (175,376) 283.3
Fresenius Medical Care AG &
Co. KGaA ............ (3,008) (112,964) 182.5
LEG Immobilien SE ........ (242) (18,918) 30.6
United Internet AG (Registered) (625) (14,510) 23.4
Zalando SE ............. (1,392) (64,916) 104.9
(486,907)
Hong Kong
AIA Group Ltd. ........... (11,000) (124,384) 200.9
Hang Seng Bank Ltd. ...... (1,400) (23,315) 37.7
Hong Kong & China Gas Co.
Ltd. ................ (129,150) (129,669) 209.4
MTR Corp. Ltd. ........... (119,839) (641,320) 1,035.9
Techtronic Industries Co. Ltd. . (3,500) (45,121) 72.9
Wharf Real Estate Investment
Co. Ltd. .............. (46,000) (263,335) 425.4
(1,227,144)
Ireland
AerCap Holdings NV ....... (386) (24,399) 39.4
AIB Group plc ............ (8,727) (36,659) 59.2
(61,058)
Israel
Wix.com Ltd. ............ (674) (58,624) 94.7
Italy
Amplifon SpA ............ (763) (21,069) 34.0
DiaSorin SpA ............ (182) (23,693) 38.3
Infrastrutture Wireless Italiane
SpA ................ (8,806) (96,503) 155.9
Intesa Sanpaolo SpA ....... (13,464) (35,400) 57.2
Nexi SpA ............... (8,536) (75,180) 121.4
(251,845)
Japan
Aisin Corp. .............. (700) (20,423) 33.0
ANA Holdings, Inc. ........ (1,000) (22,133) 35.7
Asahi Intecc Co. Ltd. ....... (1,200) (21,053) 34.0
Bridgestone Corp. ......... (600) (22,400) 36.2
Canon, Inc. ............. (2,600) (57,700) 93.2
Chubu Electric Power Co., Inc. (1,800) (19,388) 31.3
Concordia Financial Group Ltd. (6,400) (28,124) 45.4
CyberAgent, Inc. .......... (4,900) (45,825) 74.0
East Japan Railway Co. ..... (400) (22,303) 36.0
FANUC Corp. ............ (100) (17,669) 28.5
Shares Value
% of Basket
Value
Japan (continued)
Fast Retailing Co. Ltd. ...... (100) $ (60,736) 98.1%
Hoshizaki Corp. .......... (1,300) (46,730) 75.5
Iida Group Holdings Co. Ltd. .. (3,300) (55,013) 88.9
Itochu Techno-Solutions Corp. . (2,500) (61,894) 100.0
Japan Exchange Group, Inc. .. (1,400) (21,426) 34.6
Japan Post Bank Co. Ltd. .... (13,400) (119,057) 192.3
Japan Post Insurance Co. Ltd. (1,500) (26,760) 43.2
Kansai Electric Power Co., Inc.
(The) ............... (7,000) (67,320) 108.7
Keio Corp. .............. (400) (14,682) 23.7
Keisei Electric Railway Co. Ltd. (800) (23,335) 37.7
Kintetsu Group Holdings Co.
Ltd. ................ (3,500) (113,977) 184.1
Kobayashi Pharmaceutical Co.
Ltd. ................ (700) (50,254) 81.2
Koei Tecmo Holdings Co. Ltd. . (4,400) (80,019) 129.3
Koito Manufacturing Co. Ltd. .. (2,000) (33,736) 54.5
Konami Group Corp. ....... (500) (24,587) 39.7
McDonald's Holdings Co. Japan
Ltd. ................ (500) (19,754) 31.9
Mitsui OSK Lines Ltd. ...... (2,700) (67,011) 108.2
Nippon Paint Holdings Co. Ltd. (21,500) (196,284) 317.1
Nippon Yusen KK ......... (1,500) (35,683) 57.6
Nissan Motor Co. Ltd. ...... (9,100) (32,696) 52.8
NTT Data Corp. .......... (3,100) (48,085) 77.7
Odakyu Electric Railway Co. Ltd. (3,200) (42,072) 68.0
Open House Group Co. Ltd. .. (1,700) (64,312) 103.9
Otsuka Holdings Co. Ltd. .... (1,000) (32,080) 51.8
Pan Pacific International
Holdings Corp. ......... (2,200) (40,685) 65.7
Panasonic Holdings Corp. ... (2,800) (25,965) 41.9
Rakuten Group, Inc. ....... (7,000) (35,689) 57.6
Renesas Electronics Corp. ... (3,900) (40,116) 64.8
Resona Holdings, Inc. ...... (13,400) (74,152) 119.8
SBI Holdings, Inc. ......... (4,200) (89,037) 143.8
SG Holdings Co. Ltd. ....... (2,300) (35,492) 57.3
Sharp Corp. ............. (6,300) (52,366) 84.6
SoftBank Group Corp. ...... (900) (42,608) 68.8
Sumitomo Metal Mining Co. Ltd. (600) (24,362) 39.3
T&D Holdings, Inc. ........ (3,500) (56,022) 90.5
Tobu Railway Co. Ltd. ...... (900) (21,117) 34.1
Toho Co. Ltd. ............ (1,700) (62,787) 101.4
Tokyo Electric Power Co.
Holdings, Inc. .......... (200) (749) 1.2
Tokyo Electron Ltd. ........ (300) (104,857) 169.4
Tokyu Corp. ............. (3,000) (38,578) 62.3
Toshiba Corp. ............ (600) (20,608) 33.3
Toyota Motor Corp. ........ (6,900) (101,331) 163.7
West Japan Railway Co. .... (1,100) (46,066) 74.4
Yamato Holdings Co. Ltd. .... (2,800) (48,991) 79.1
Z Holdings Corp. .......... (23,000) (66,924) 108.1
(2,643,023)
Luxembourg
Eurofins Scientific SE ...... (2,980) (213,755) 345.3
Macau
Galaxy Entertainment Group
Ltd. ................ (53,000) (368,949) 596.0
Netherlands
Akzo Nobel NV ........... (633) (47,149) 76.2
Argenx SE .............. (144) (54,847) 88.6
Euronext NV ............ (276) (22,365) 36.1
Heineken NV ............ (194) (19,388) 31.3
IMCD NV ............... (243) (38,523) 62.3

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Netherlands (continued)
Koninklijke DSM NV ....... (144) $ (18,519) 29.9%
(200,791)
New Zealand
Xero Ltd. ............... (1,735) (95,627) 154.5
Norway
Aker BP ASA ............ (579) (17,637) 28.5
Salmar ASA ............. (991) (46,081) 74.5
Telenor ASA ............. (7,246) (75,856) 122.5
(139,574)
Singapore
Capitaland Investment Ltd. ... (6,100) (18,481) 29.8
Singapore Technologies
Engineering Ltd. ........ (42,800) (120,334) 194.4
(138,815)
Spain
Amadeus IT Group SA ...... (404) (25,454) 41.1
EDP Renovaveis SA ....... (3,283) (71,409) 115.3
Naturgy Energy Group SA ... (1,414) (40,104) 64.8
Telefonica SA ............ (6,040) (22,946) 37.1
(159,913)
Sweden
Electrolux AB, Class B ...... (1,213) (17,181) 27.8
Embracer Group AB ....... (3,282) (15,298) 24.7
Fastighets AB Balder, Class B . (3,366) (17,342) 28.0
Holmen AB, Class B ....... (2,375) (97,958) 158.2
Lifco AB, Class B ......... (1,535) (28,198) 45.6
Sagax AB, Class B ........ (1,412) (35,124) 56.7
Skandinaviska Enskilda Banken
AB, Class A ........... (1,999) (24,200) 39.1
SKF AB, Class B .......... (1,132) (20,034) 32.4
Svenska Cellulosa AB SCA,
Class B .............. (1,252) (17,386) 28.1
(272,721)
Switzerland
Alcon, Inc. .............. (138) (10,413) 16.8
Bachem Holding AG ....... (6) (531) 0.9
Schindler Holding AG ...... (577) (122,980) 198.7
SIG Group AG ........... (1,539) (38,146) 61.6
Swiss Prime Site AG
(Registered) ........... (250) (22,277) 36.0
Temenos AG (Registered) ... (438) (31,265) 50.5
(225,612)
United Arab Emirates
NMC Health plc .......... (9,400) — (0.0)
(a)
United Kingdom
abrdn plc ............... (11,750) (30,947) 50.0
AstraZeneca plc .......... (578) (75,725) 122.3
BAE Systems plc ......... (4,475) (47,373) 76.5
BT Group plc ............ (23,555) (36,291) 58.6
Bunzl plc ............... (838) (30,764) 49.7
Persimmon plc ........... (1,226) (21,412) 34.6
Rentokil Initial plc ......... (7,296) (44,239) 71.5
Schroders plc ............ (26,893) (159,040) 256.9
St James's Place plc ....... (880) (13,344) 21.5
Unilever plc ............. (874) (44,486) 71.9
(503,621)
United States
Albemarle Corp. .......... (74) (20,827) 33.6
Ally Financial, Inc. ......... (612) (19,884) 32.1
Shares Value
% of Basket
Value
United States (continued)
American Electric Power Co.,
Inc. ................. (468) $ (43,973) 71.0%
Amphenol Corp., Class A .... (575) (45,868) 74.1
Arch Capital Group Ltd. ..... (599) (38,546) 62.3
Aspen Technology, Inc. ..... (176) (34,980) 56.5
Ball Corp. .............. (1,029) (59,929) 96.8
Bank of America Corp. ...... (2,094) (74,295) 120.0
Baxter International, Inc. .... (1,000) (45,690) 73.8
Bentley Systems, Inc., Class B (3,047) (118,985) 192.2
Bill.com Holdings, Inc. ...... (348) (40,236) 65.0
Block, Inc., Class A ........ (1,073) (87,686) 141.6
Broadridge Financial Solutions,
Inc. ................. (198) (29,771) 48.1
Brookfield Renewable Corp. .. (1,390) (43,783) 70.7
Brown & Brown, Inc. ....... (2,554) (149,562) 241.6
Caesars Entertainment, Inc. .. (823) (42,845) 69.2
Campbell Soup Co. ........ (354) (18,383) 29.7
CarMax, Inc. ............ (761) (53,612) 86.6
Caterpillar, Inc. ........... (71) (17,913) 28.9
Centene Corp. ........... (816) (62,212) 100.5
Ceridian HCM Holding, Inc. .. (645) (46,621) 75.3
Charles River Laboratories
International, Inc. ....... (113) (27,487) 44.4
Charles Schwab Corp. (The) .. (332) (25,703) 41.5
Cheniere Energy, Inc. ...... (443) (67,686) 109.3
Chesapeake Energy Corp. ... (239) (20,726) 33.5
Cincinnati Financial Corp. .... (981) (111,000) 179.3
Clarivate plc ............. (1,452) (16,146) 26.1
Cloudflare, Inc., Class A ..... (362) (19,153) 30.9
Cognex Corp. ............ (140) (7,664) 12.4
Computershare Ltd. ........ (2,726) (45,911) 74.2
Constellation Brands, Inc., Class
A .................. (84) (19,448) 31.4
Cooper Cos., Inc. (The) ..... (90) (31,404) 50.7
Corning, Inc. ............ (2) (69) 0.1
Darling Ingredients, Inc. ..... (313) (20,749) 33.5
Deere & Co. ............. (52) (21,988) 35.5
Dentsply Sirona, Inc. ....... (1,619) (59,628) 96.3
Dollar General Corp. ....... (86) (20,090) 32.5
Dollar Tree, Inc. .......... (303) (45,505) 73.5
Dominion Energy, Inc. ...... (815) (51,867) 83.8
DR Horton, Inc. ........... (845) (83,393) 134.7
Duke Energy Corp. ........ (196) (20,080) 32.4
DuPont de Nemours, Inc. .... (266) (19,671) 31.8
Elanco Animal Health, Inc. ... (1,391) (19,098) 30.9
Emerson Electric Co. ....... (427) (38,524) 62.2
Entegris, Inc. ............ (228) (18,402) 29.7
Equifax, Inc. ............. (312) (69,326) 112.0
Essential Utilities, Inc. ...... (735) (34,347) 55.5
Fidelity National Information
Services, Inc. .......... (252) (18,910) 30.5
First Solar, Inc. ........... (146) (25,930) 41.9
Fiserv, Inc. .............. (172) (18,349) 29.6
Fortune Brands Innovations, Inc. (577) (37,222) 60.1
Freeport-McMoRan, Inc. .... (2,556) (114,049) 184.2
Gen Digital, Inc. .......... (9,503) (218,664) 353.2
Generac Holdings, Inc. ..... (223) (26,894) 43.4
General Mills, Inc. ......... (2,046) (160,325) 259.0
Hasbro, Inc. ............. (2,317) (137,097) 221.5
Henry Schein, Inc. ......... (626) (53,930) 87.1
Hess Corp. ............. (219) (32,885) 53.1
Hormel Foods Corp. ....... (405) (18,351) 29.6
Huntington Ingalls Industries,
Inc. ................. (77) (16,982) 27.4

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
38
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
International Business Machines
Corp. ............... (249) $ (33,548) 54.2%
International Flavors &
Fragrances, Inc. ........ (336) (37,787) 61.0
Jacobs Solutions, Inc. ...... (598) (73,883) 119.3
Kellogg Co. ............. (851) (58,362) 94.3
Leidos Holdings, Inc. ....... (561) (55,449) 89.6
Liberty Media Corp-Liberty
Formula One, Class C .... (140) (9,912) 16.0
Live Nation Entertainment, Inc. (753) (60,609) 97.9
Loews Corp. ............ (885) (54,410) 87.9
LPL Financial Holdings, Inc. .. (77) (18,258) 29.5
Lumen Technologies, Inc. .... (2,535) (13,309) 21.5
Marsh & McLennan Cos., Inc. . (184) (32,183) 52.0
Martin Marietta Materials, Inc. . (105) (37,762) 61.0
McCormick & Co., Inc. (Non-
Voting) .............. (311) (23,362) 37.7
Molson Coors Beverage Co.,
Class B .............. (407) (21,400) 34.6
MongoDB, Inc. ........... (143) (30,632) 49.5
Morgan Stanley .......... (221) (21,510) 34.7
Nasdaq, Inc. ............ (329) (19,802) 32.0
Newell Brands, Inc. ........ (2,498) (39,868) 64.4
Newmont Corp. .......... (535) (28,318) 45.7
NextEra Energy, Inc. ....... (919) (68,585) 110.8
Novocure Ltd. ............ (249) (22,704) 36.7
NVIDIA Corp. ............ (126) (24,617) 39.8
Okta, Inc. ............... (416) (30,622) 49.5
ONEOK, Inc. ............ (514) (35,199) 56.9
Palantir Technologies, Inc., Class
A .................. (2,809) (21,854) 35.3
PerkinElmer, Inc. ......... (145) (19,942) 32.2
Plug Power, Inc. .......... (1,688) (28,730) 46.4
Pool Corp. .............. (65) (25,065) 40.5
Public Service Enterprise Group,
Inc. ................. (1,835) (113,642) 183.6
Quanta Services, Inc. ...... (316) (48,092) 77.7
Raymond James Financial, Inc. (170) (19,171) 31.0
Repligen Corp. ........... (214) (39,654) 64.1
Rivian Automotive, Inc., Class A (3,750) (72,750) 117.5
ROBLOX Corp., Class A ..... (439) (16,335) 26.4
Seagate Technology Holdings
plc ................. (1,185) (80,319) 129.7
Sensata Technologies Holding
plc ................. (804) (40,883) 66.0
Southern Co. (The) ........ (375) (25,380) 41.0
Swiss Re AG ............ (443) (46,387) 74.9
Tesla, Inc. .............. (253) (43,825) 70.8
Tradeweb Markets, Inc., Class A (219) (16,324) 26.4
Twilio, Inc., Class A ........ (742) (44,401) 71.7
Tyler Technologies, Inc. ..... (61) (19,689) 31.8
UnitedHealth Group, Inc. .... (155) (77,374) 125.0
Valero Energy Corp. ....... (147) (20,584) 33.3
Verizon Communications, Inc. . (2,757) (114,608) 185.1
Visa, Inc., Class A ......... (78) (17,956) 29.0
Wolfspeed, Inc. ........... (351) (27,030) 43.7
Zillow Group, Inc., Class C ... (984) (43,503) 70.3
ZoomInfo Technologies, Inc. .. (2,292) (64,703) 104.5
(4,830,546)
Total Reference Entity — Short ............ (15,553,429)
Net Value of Reference Entity — Citibank NA .. $ (61,908)
Shares Value
% of Basket
Value
United States (continued)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
Bank USA, as of period end, termination dates 02/27/23-03/01/23:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 788 $ 19,025 (49.4) %
BHP Group Ltd. .......... 6,288 220,219 (571.3)
BlueScope Steel Ltd. ....... 3,736 50,946 (132.2)
Cochlear Ltd. ............ 450 67,985 (176.4)
Coles Group Ltd. ......... 4,359 54,826 (142.2)
Fortescue Metals Group Ltd. .. 3,854 60,876 (157.9)
Qantas Airways Ltd. ....... 5,600 25,277 (65.6)
Sonic Healthcare Ltd. ...... 979 21,927 (56.9)
South32 Ltd. ............ 19,399 62,250 (161.5)
Telstra Group Ltd. ......... 12,727 36,783 (95.4)
Treasury Wine Estates Ltd. ... 6,361 65,523 (170.0)
Wesfarmers Ltd. .......... 1,478 52,109 (135.2)
737,746
Austria
voestalpine AG ........... 616 20,468 (53.1)
Belgium
Groupe Bruxelles Lambert NV . 3,432 293,591 (761.7)
Umicore SA ............. 653 24,686 (64.0)
318,277
Canada
AltaGas Ltd. ............. 5,649 105,631 (274.0)
ARC Resources Ltd. ....... 4,753 55,226 (143.3)
Bank of Montreal ......... 2,513 252,896 (656.1)
Bank of Nova Scotia (The) ... 514 27,826 (72.2)
Canadian Apartment Properties
REIT ................ 536 19,820 (51.4)
Canadian National Railway Co. 1,202 143,078 (371.2)
Canadian Natural Resources
Ltd. ................ 1,208 74,148 (192.4)
Canadian Utilities Ltd., Class A 4,047 112,478 (291.8)
Constellation Software, Inc. .. 90 159,009 (412.5)
Dollarama, Inc. ........... 577 34,506 (89.5)
Empire Co. Ltd., Class A .... 2,094 60,260 (156.3)
Franco-Nevada Corp. ...... 1,959 287,353 (745.5)
George Weston Ltd. ....... 256 32,933 (85.4)
Gildan Activewear, Inc. ...... 571 17,904 (46.5)
Hydro One Ltd. ........... 16,611 454,179 (1,178.3)
Kinross Gold Corp. ........ 5,618 26,136 (67.8)
Loblaw Cos. Ltd. .......... 757 67,817 (175.9)
Magna International, Inc. .... 54 3,506 (9.1)
Manulife Financial Corp. ..... 1,562 30,910 (80.2)
National Bank of Canada .... 2,865 215,217 (558.3)
Onex Corp. ............. 569 29,409 (76.3)
Open Text Corp. .......... 1,430 47,966 (124.4)
Power Corp. of Canada ..... 1,335 36,211 (93.9)
Royal Bank of Canada ...... 1,152 117,888 (305.8)
Sun Life Financial, Inc. ...... 5,148 258,686 (671.1)
Suncor Energy, Inc. ........ 2,084 72,330 (187.7)
Teck Resources Ltd., Class B . 2,377 102,830 (266.8)
TFI International, Inc. ....... 199 22,164 (57.5)
Tourmaline Oil Corp. ....... 382 17,803 (46.2)
West Fraser Timber Co. Ltd. .. 334 29,041 (75.3)
2,915,161

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
China
SITC International Holdings Co.
Ltd. ................ 7,000 $ 15,292 (39.7) %
Denmark
AP Moller - Maersk A/S, Class B 10 21,753 (56.4)
Carlsberg A/S, Class B ..... 695 98,663 (256.0)
DSV A/S ............... 336 55,585 (144.2)
Genmab A/S ............ 70 27,433 (71.2)
Novo Nordisk A/S, Class B ... 849 117,493 (304.8)
Pandora A/S ............ 451 37,555 (97.4)
358,482
Finland
Elisa OYJ .............. 496 28,259 (73.3)
Kesko OYJ, Class B ....... 699 16,282 (42.2)
Nokia OYJ .............. 6,351 30,113 (78.1)
Nordea Bank Abp ......... 284 3,320 (8.6)
Stora Enso OYJ, Class R .... 2,614 37,368 (97.0)
115,342
France
Amundi SA ............. 260 17,022 (44.2)
Arkema SA ............. 345 34,910 (90.6)
BioMerieux ............. 1,077 109,796 (284.8)
Bollore SE .............. 6,444 36,057 (93.5)
Bureau Veritas SA ......... 3,181 90,949 (236.0)
Capgemini SE ........... 305 57,885 (150.2)
Cie de Saint-Gobain ....... 1,819 104,467 (271.0)
Credit Agricole SA ......... 6,605 79,532 (206.3)
Dassault Systemes SE ..... 3,007 111,833 (290.1)
Eiffage SA .............. 465 49,667 (128.9)
Engie SA ............... 14,336 203,569 (528.1)
Eurazeo SE ............. 291 20,413 (53.0)
Hermes International ....... 144 269,497 (699.2)
Kering SA .............. 152 94,841 (246.1)
La Francaise des Jeux SAEM . 2,238 95,760 (248.4)
Legrand SA ............. 935 83,368 (216.3)
L'Oreal SA .............. 79 32,620 (84.6)
Pernod Ricard SA ......... 399 82,605 (214.3)
Publicis Groupe SA ........ 2,672 188,482 (489.0)
Societe Generale SA ....... 6,551 195,001 (505.9)
Sodexo SA ............. 344 34,102 (88.5)
Vivendi SE .............. 15,004 161,140 (418.0)
Wendel SE ............. 200 21,178 (54.9)
2,174,694
Germany
Brenntag SE ............ 1,242 92,713 (240.5)
Deutsche Post AG ......... 10,854 467,337 (1,212.4)
E.ON SE ............... 2,407 26,243 (68.1)
GEA Group AG ........... 4,160 187,699 (486.9)
Infineon Technologies AG .... 2,332 83,976 (217.9)
Mercedes-Benz Group AG ... 247 18,380 (47.7)
Merck KGaA ............ 168 35,066 (91.0)
Puma SE ............... 812 55,450 (143.9)
Rational AG ............. 66 43,414 (112.6)
Scout24 SE ............. 393 22,880 (59.4)
Symrise AG ............. 205 21,794 (56.5)
1,054,952
Hong Kong
CK Asset Holdings Ltd. ..... 73,500 469,923 (1,219.1)
CLP Holdings Ltd. ......... 3,500 26,005 (67.5)
Hongkong Land Holdings Ltd. . 5,300 25,911 (67.2)
Jardine Matheson Holdings Ltd. 800 42,524 (110.3)
Power Assets Holdings Ltd. .. 8,500 48,094 (124.8)
Shares Value
% of Basket
Value
Hong Kong (continued)
Sun Hung Kai Properties Ltd. . 9,000 $ 127,635 (331.1) %
740,092
Ireland
CRH plc ............... 465 21,726 (56.4)
Smurfit Kappa Group plc .... 234 9,824 (25.5)
31,550
Israel
Bank Hapoalim BM ........ 8,059 72,535 (188.2)
Bank Leumi Le-Israel BM .... 7,006 61,915 (160.6)
Bezeq Israeli Telecommunication
Corp. Ltd. ............ 23,719 39,307 (102.0)
Israel Discount Bank Ltd., Class
A .................. 4,164 21,298 (55.2)
Nice Ltd. ............... 106 21,922 (56.9)
ZIM Integrated Shipping Services
Ltd. ................ 1,112 21,072 (54.7)
238,049
Italy
Coca-Cola HBC AG ........ 1,764 42,868 (111.2)
Moncler SpA ............ 2,409 150,773 (391.2)
UniCredit SpA ........... 1,041 20,332 (52.7)
213,973
Japan
Advantest Corp. .......... 700 50,177 (130.2)
AGC, Inc. .............. 800 29,477 (76.5)
Ajinomoto Co., Inc. ........ 1,200 39,562 (102.6)
Asahi Kasei Corp. ......... 13,300 100,783 (261.5)
Astellas Pharma, Inc. ....... 3,600 52,992 (137.5)
Chugai Pharmaceutical Co. Ltd. 6,500 168,513 (437.2)
Dai Nippon Printing Co. Ltd. .. 2,200 51,941 (134.7)
Denso Corp. ............ 100 5,401 (14.0)
Dentsu Group, Inc. ........ 4,200 135,277 (350.9)
ENEOS Holdings, Inc. ...... 53,800 192,615 (499.7)
Fuji Electric Co. Ltd. ....... 4,400 178,103 (462.1)
Hamamatsu Photonics KK ... 400 21,372 (55.4)
Honda Motor Co. Ltd. ...... 5,000 123,683 (320.9)
Idemitsu Kosan Co. Ltd. ..... 5,700 142,504 (369.7)
Isuzu Motors Ltd. ......... 3,800 48,052 (124.7)
JSR Corp. .............. 3,600 81,001 (210.1)
Kajima Corp. ............ 14,900 182,991 (474.7)
KDDI Corp. ............. 1,000 31,243 (81.1)
Kirin Holdings Co. Ltd. ...... 2,500 38,524 (99.9)
Komatsu Ltd. ............ 2,500 61,436 (159.4)
Marubeni Corp. ........... 6,500 79,746 (206.9)
Mazda Motor Corp. ........ 2,800 22,288 (57.8)
MISUMI Group, Inc. ........ 1,000 25,167 (65.3)
Mitsubishi Electric Corp. ..... 26,500 292,050 (757.7)
Mitsubishi Estate Co. Ltd. .... 5,300 68,122 (176.7)
Mitsubishi HC Capital, Inc. ... 13,400 68,396 (177.4)
Mitsui Chemicals, Inc. ...... 9,800 230,678 (598.4)
NGK Insulators Ltd. ........ 16,500 228,381 (592.5)
Nippon Express Holdings, Inc. . 700 40,623 (105.4)
Nippon Steel Corp. ........ 8,700 181,088 (469.8)
Nippon Telegraph & Telephone
Corp. ............... 13,700 410,802 (1,065.7)
Nissan Chemical Corp. ..... 2,700 127,466 (330.7)
Nissin Foods Holdings Co. Ltd. 600 46,907 (121.7)
Nitto Denko Corp. ......... 3,600 232,695 (603.7)
Nomura Real Estate Holdings,
Inc. ................. 2,700 59,509 (154.4)
ORIX Corp. ............. 3,500 61,540 (159.7)
Osaka Gas Co. Ltd. ........ 12,900 208,166 (540.0)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
40
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Japan (continued)
Recruit Holdings Co. Ltd. .... 2,300 $ 73,969 (191.9) %
Ricoh Co. Ltd. ........... 5,900 45,799 (118.8)
Secom Co. Ltd. ........... 300 17,873 (46.4)
Sekisui Chemical Co. Ltd. .... 22,100 309,583 (803.1)
Sekisui House Ltd. ........ 9,200 173,873 (451.1)
Shin-Etsu Chemical Co. Ltd. .. 600 88,454 (229.5)
Shionogi & Co. Ltd. ........ 1,300 61,951 (160.7)
SoftBank Corp. ........... 6,300 72,085 (187.0)
Subaru Corp. ............ 2,400 39,436 (102.3)
Sumitomo Corp. .......... 2,500 44,875 (116.4)
Sumitomo Mitsui Financial
Group, Inc. ........... 3,600 156,460 (405.9)
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,300 47,357 (122.9)
Sumitomo Realty & Development
Co. Ltd. .............. 800 19,502 (50.6)
Sysmex Corp. ........... 300 19,916 (51.7)
Terumo Corp. ............ 3,100 90,242 (234.1)
Tokyo Gas Co. Ltd. ........ 7,400 154,954 (402.0)
TOPPAN, Inc. ............ 2,900 46,725 (121.2)
TOTO Ltd. .............. 800 31,090 (80.7)
Toyota Industries Corp. ..... 400 24,349 (63.2)
Toyota Tsusho Corp. ....... 1,000 42,342 (109.8)
USS Co. Ltd. ............ 4,100 67,438 (175.0)
ZOZO, Inc. .............. 3,900 101,101 (262.3)
5,848,645
Netherlands
Adyen NV .............. 13 19,655 (51.0)
ASML Holding NV ......... 227 150,194 (389.6)
EXOR NV .............. 568 45,150 (117.1)
Koninklijke KPN NV ........ 14,550 49,744 (129.0)
264,743
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,104 100,174 (259.9)
Spark New Zealand Ltd. ..... 13,727 46,284 (120.1)
146,458
Norway
DNB Bank ASA ........... 4,169 77,958 (202.2)
Equinor ASA ............ 501 15,269 (39.6)
93,227
Portugal
Jeronimo Martins SGPS SA .. 1,919 41,663 (108.1)
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 4,300 42,485 (110.2)
Singapore Airlines Ltd. ...... 12,900 58,332 (151.3)
Singapore Telecommunications
Ltd. ................ 25,000 47,879 (124.2)
STMicroelectronics NV ..... 3,024 142,395 (369.4)
291,091
Spain
ACS Actividades de Construccion
y Servicios SA ......... 1,456 43,088 (111.8)
Banco Bilbao Vizcaya Argentaria
SA ................. 6,251 44,156 (114.6)
Iberdrola SA ............. 64,146 382,828 (993.2)
Repsol SA .............. 2,603 42,759 (110.9)
512,831
Shares Value
% of Basket
Value
Sweden
Alfa Laval AB ............ 2 $ 63 (0.2) %
Assa Abloy AB, Class B ..... 1,844 43,438 (112.7)
Epiroc AB, Class A ........ 2,023 39,361 (102.1)
Sandvik AB ............. 1,212 25,049 (65.0)
Volvo AB, Class B ......... 1,911 37,921 (98.4)
145,832
Switzerland
Baloise Holding AG (Registered) 1,116 183,552 (476.2)
Chocoladefabriken Lindt &
Spruengli AG .......... 4 43,931 (114.0)
Cie Financiere Richemont SA
(Registered) ........... 276 42,548 (110.4)
Julius Baer Group Ltd. ...... 395 25,337 (65.7)
Kuehne + Nagel International AG
(Registered) ........... 83 19,792 (51.3)
Novartis AG (Registered) .... 3,475 314,172 (815.1)
Partners Group Holding AG .. 88 82,570 (214.2)
Swiss Life Holding AG
(Registered) ........... 35 20,715 (53.7)
UBS Group AG (Registered) .. 3,519 75,114 (194.9)
807,731
United Kingdom
Auto Trader Group plc ...... 5,504 42,703 (110.8)
Aviva plc ............... 8,052 45,412 (117.8)
Barclays plc ............. 53,524 123,041 (319.2)
BP plc ................. 6,822 41,207 (106.9)
British American Tobacco plc . 811 31,089 (80.7)
Burberry Group plc ........ 1,491 45,417 (117.8)
Coca-Cola Europacific Partners
plc ................. 195 10,963 (28.5)
DCC plc ............... 499 28,422 (73.7)
Entain plc .............. 3,399 62,680 (162.6)
Informa plc .............. 4,601 38,054 (98.7)
London Stock Exchange Group
plc ................. 226 20,689 (53.7)
M&G plc ............... 13,242 33,070 (85.8)
Melrose Industries plc ...... 15,550 27,417 (71.1)
NatWest Group plc ........ 20,312 77,491 (201.0)
Sage Group plc (The) ...... 12,429 119,414 (309.8)
Smiths Group plc ......... 5,405 115,381 (299.3)
SSE plc ................ 2,802 59,808 (155.2)
Taylor Wimpey plc ......... 66,427 96,380 (250.1)
Whitbread plc ............ 643 24,217 (62.8)
1,042,855
United States
Abbott Laboratories ........ 616 68,099 (176.7)
Accenture plc, Class A ...... 209 58,321 (151.3)
Adobe, Inc. ............. 169 62,587 (162.4)
Advanced Micro Devices, Inc. . 1,031 77,480 (201.0)
AES Corp. (The) .......... 707 19,379 (50.3)
Agilent Technologies, Inc. .... 391 59,463 (154.3)
Airbnb, Inc., Class A ....... 1,778 197,554 (512.5)
Akamai Technologies, Inc. ... 474 42,162 (109.4)
Alphabet, Inc., Class A ...... 508 50,211 (130.3)
Altria Group, Inc. .......... 2,282 102,781 (266.6)
American Express Co. ...... 445 77,844 (201.9)
American Financial Group, Inc. 789 112,504 (291.9)
American International Group,
Inc. ................. 2,647 167,343 (434.1)
Ameriprise Financial, Inc. .... 174 60,921 (158.0)
AmerisourceBergen Corp. ... 315 53,222 (138.1)
AMETEK, Inc. ........... 557 80,720 (209.4)
Amgen, Inc. ............. 330 83,292 (216.1)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Aon plc, Class A .......... 87 $ 27,725 (71.9) %
Apple, Inc. .............. 556 80,225 (208.1)
Applied Materials, Inc. ...... 2,304 256,873 (666.4)
Arista Networks, Inc. ....... 2,314 291,610 (756.5)
Autodesk, Inc. ........... 1,633 351,356 (911.5)
AutoZone, Inc. ........... 49 119,504 (310.0)
Avery Dennison Corp. ...... 410 77,670 (201.5)
Bank of New York Mellon Corp.
(The) ............... 974 49,255 (127.8)
Bath & Body Works, Inc. .... 768 35,336 (91.7)
Berkshire Hathaway, Inc., Class
B .................. 58 18,068 (46.9)
Best Buy Co., Inc. ......... 265 23,511 (61.0)
Biogen, Inc. ............. 73 21,236 (55.1)
Booking Holdings, Inc. ...... 11 26,775 (69.5)
Booz Allen Hamilton Holding
Corp. ............... 513 48,550 (126.0)
Brown-Forman Corp., Class B . 427 28,430 (73.8)
BRP, Inc. ............... 225 18,776 (48.7)
Cadence Design Systems, Inc. 895 163,633 (424.5)
Capital One Financial Corp. .. 324 38,556 (100.0)
Cardinal Health, Inc. ....... 242 18,695 (48.5)
CDW Corp. ............. 697 136,633 (354.5)
Celanese Corp. .......... 442 54,454 (141.3)
CenterPoint Energy, Inc. .... 1,390 41,867 (108.6)
Chipotle Mexican Grill, Inc. ... 35 57,623 (149.5)
Cintas Corp. ............. 503 223,201 (579.1)
Citigroup, Inc. ............ 1,308 68,304 (177.2)
Coca-Cola Co. (The) ....... 964 59,112 (153.4)
Cognizant Technology Solutions
Corp., Class A ......... 1,428 95,319 (247.3)
Colgate-Palmolive Co. ...... 789 58,804 (152.6)
Copart, Inc. ............. 5,007 333,516 (865.2)
CSX Corp. .............. 3,386 104,695 (271.6)
Cummins, Inc. ........... 667 166,443 (431.8)
Darden Restaurants, Inc. .... 576 85,231 (221.1)
Delta Air Lines, Inc. ........ 1,363 53,293 (138.3)
Diamondback Energy, Inc. ... 765 111,782 (290.0)
Discover Financial Services .. 340 39,688 (103.0)
DocuSign, Inc. ........... 876 53,121 (137.8)
Domino's Pizza, Inc. ....... 123 43,419 (112.6)
Dropbox, Inc., Class A ...... 9,234 214,506 (556.5)
DTE Energy Co. .......... 202 23,507 (61.0)
Eastman Chemical Co. ..... 236 20,808 (54.0)
Eaton Corp. plc ........... 725 117,602 (305.1)
eBay, Inc. .............. 924 45,738 (118.7)
Edison International ........ 1,000 68,900 (178.7)
Edwards Lifesciences Corp. .. 380 29,146 (75.6)
Electronic Arts, Inc. ........ 507 65,241 (169.3)
Eli Lilly & Co. ............ 72 24,779 (64.3)
Entergy Corp. ............ 163 17,650 (45.8)
EOG Resources, Inc. ....... 1,283 169,677 (440.2)
Equitable Holdings, Inc. ..... 370 11,866 (30.8)
Evergy, Inc. ............. 701 43,918 (113.9)
Eversource Energy ........ 541 44,541 (115.6)
Exelon Corp. ............ 762 32,149 (83.4)
Expedia Group, Inc. ........ 628 71,780 (186.2)
Exxon Mobil Corp. ......... 818 94,896 (246.2)
FedEx Corp. ............ 285 55,250 (143.3)
FirstEnergy Corp. ......... 647 26,495 (68.7)
Fortinet, Inc. ............. 3,120 163,301 (423.7)
Gartner, Inc. ............. 52 17,583 (45.6)
GSK plc ............... 1,753 30,792 (79.9)
Halliburton Co. ........... 1,100 45,342 (117.6)
Shares Value
% of Basket
Value
United States (continued)
Hartford Financial Services
Group, Inc. (The) ....... 405 $ 31,432 (81.5) %
Hologic, Inc. ............. 260 21,156 (54.9)
Honeywell International, Inc. .. 237 49,410 (128.2)
Hubbell, Inc. ............. 576 131,852 (342.1)
HubSpot, Inc. ............ 70 24,291 (63.0)
IDEX Corp. ............. 260 62,317 (161.7)
IDEXX Laboratories, Inc. .... 130 62,465 (162.1)
Incyte Corp. ............. 96 8,173 (21.2)
Interpublic Group of Cos., Inc.
(The) ............... 5,634 205,416 (532.9)
J M Smucker Co. (The) ..... 149 22,767 (59.1)
Johnson & Johnson ........ 541 88,410 (229.4)
Juniper Networks, Inc. ...... 967 31,234 (81.0)
Knight-Swift Transportation
Holdings, Inc. .......... 775 45,802 (118.8)
Kroger Co. (The) .......... 1,484 66,231 (171.8)
Lamb Weston Holdings, Inc. .. 248 24,773 (64.3)
Lennox International, Inc. .... 266 69,325 (179.8)
Lowe's Cos., Inc. ......... 574 119,536 (310.1)
Lululemon Athletica, Inc. .... 329 100,964 (261.9)
LyondellBasell Industries NV,
Class A .............. 196 18,951 (49.2)
Marathon Oil Corp. ........ 2,772 76,147 (197.5)
Mettler-Toledo International, Inc. 90 137,963 (357.9)
Mondelez International, Inc.,
Class A .............. 471 30,822 (80.0)
Monolithic Power Systems, Inc. 277 118,157 (306.5)
MSCI, Inc. .............. 112 59,535 (154.4)
Nestle SA (Registered) ..... 1,910 233,037 (604.6)
News Corp., Class A ....... 1,379 27,939 (72.5)
NIKE, Inc., Class B ........ 221 28,140 (73.0)
Nordson Corp. ........... 1,073 261,061 (677.3)
NRG Energy, Inc. ......... 1,186 40,585 (105.3)
Nucor Corp. ............. 175 29,579 (76.7)
NVR, Inc. ............... 41 216,070 (560.5)
Old Dominion Freight Line, Inc. 721 240,266 (623.3)
Oracle Corp. ............ 980 86,691 (224.9)
O'Reilly Automotive, Inc. .... 60 47,541 (123.3)
Ovintiv, Inc. ............. 988 48,639 (126.2)
Owens Corning ........... 989 95,587 (248.0)
PACCAR, Inc. ........... 347 37,931 (98.4)
Packaging Corp. of America .. 482 68,781 (178.4)
Palo Alto Networks, Inc. ..... 137 21,734 (56.4)
Parker-Hannifin Corp. ...... 160 52,160 (135.3)
Paychex, Inc. ............ 785 90,950 (236.0)
Paycom Software, Inc. ...... 80 25,915 (67.2)
PepsiCo, Inc. ............ 2,060 352,301 (914.0)
Philip Morris International, Inc. 2,442 254,554 (660.4)
Pinterest, Inc., Class A ...... 879 23,109 (59.9)
PPL Corp. .............. 2,779 82,258 (213.4)
Procter & Gamble Co. (The) .. 333 47,413 (123.0)
Regions Financial Corp. ..... 1,054 24,811 (64.4)
Roche Holding AG ........ 149 46,513 (120.7)
Schneider Electric SE ...... 30 4,866 (12.6)
Sempra Energy .......... 1,556 249,473 (647.2)
Snap-on, Inc. ............ 233 57,954 (150.3)
Starbucks Corp. .......... 771 84,147 (218.3)
State Street Corp. ......... 289 26,394 (68.5)
Steel Dynamics, Inc. ....... 164 19,785 (51.3)
Stellantis NV ............ 2,465 38,752 (100.5)
Synopsys, Inc. ........... 148 52,355 (135.8)
TE Connectivity Ltd. ....... 156 19,835 (51.5)
Texas Instruments, Inc. ..... 256 45,366 (117.7)
Trade Desk, Inc. (The), Class A 405 20,533 (53.3)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
42
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Trane Technologies plc ..... 127 $ 22,748 (59.0) %
Travelers Cos., Inc. (The) .... 38 7,263 (18.8)
Truist Financial Corp. ....... 758 37,438 (97.1)
UGI Corp. .............. 546 21,747 (56.4)
Ulta Beauty, Inc. .......... 245 125,920 (326.7)
United Parcel Service, Inc., Class
B .................. 892 165,225 (428.6)
United Rentals, Inc. ........ 607 267,657 (694.4)
Veeva Systems, Inc., Class A . 303 51,677 (134.1)
VeriSign, Inc. ............ 1,453 316,827 (821.9)
Vertex Pharmaceuticals, Inc. .. 811 262,034 (679.8)
Vistra Corp. ............. 2,402 55,390 (143.7)
Waters Corp. ............ 313 102,846 (266.8)
West Pharmaceutical Services,
Inc. ................. 76 20,186 (52.4)
Westinghouse Air Brake
Technologies Corp. ...... 422 43,808 (113.6)
WestRock Co. ........... 1,909 74,909 (194.3)
Whirlpool Corp. ........... 567 88,220 (228.9)
Workday, Inc., Class A ...... 306 55,518 (144.0)
WW Grainger, Inc. ......... 10 5,895 (15.3)
Yum! Brands, Inc. ......... 2,171 283,337 (735.1)
Zimmer Biomet Holdings, Inc. . 281 35,783 (92.8)
13,046,221
Total Reference Entity — Long ............ 31,175,375
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (1,695) (12,685) 32.9
Endeavour Group Ltd. ...... (31,393) (147,408) 382.4
Flutter Entertainment plc .... (557) (86,520) 224.4
Glencore plc ............ (5,259) (35,219) 91.4
IGO Ltd. ............... (2,424) (25,198) 65.4
Lendlease Corp. Ltd. ....... (1,850) (11,297) 29.3
Medibank Pvt Ltd. ......... (9,429) (19,643) 50.9
Newcrest Mining Ltd. ....... (2,152) (34,193) 88.7
Northern Star Resources Ltd. . (7,972) (71,035) 184.3
Pilbara Minerals Ltd. ....... (22,827) (77,656) 201.5
Ramsay Health Care Ltd. .... (2,440) (115,299) 299.1
Reece Ltd. .............. (2,333) (26,815) 69.6
Santos Ltd. ............. (5,296) (27,035) 70.1
SEEK Ltd. .............. (5,562) (96,328) 249.9
Transurban Group ......... (13,130) (128,728) 334.0
WiseTech Global Ltd. ....... (2,616) (113,429) 294.3
Woodside Energy Group Ltd. . (6,271) (162,381) 421.3
Woolworths Group Ltd. ..... (1,007) (25,736) 66.8
(1,216,605)
Belgium
Anheuser-Busch InBev SA ... (361) (21,790) 56.5
D'ieteren Group .......... (166) (31,725) 82.3
KBC Group NV ........... (361) (26,738) 69.4
Solvay SA .............. (231) (26,919) 69.8
UCB SA ............... (237) (19,459) 50.5
(126,631)
Brazil
Wheaton Precious Metals Corp. (1,438) (65,753) 170.6
Canada
Air Canada ............. (10,903) (185,029) 480.0
Algonquin Power & Utilities
Corp. ............... (10,966) (79,945) 207.4
CAE, Inc. ............... (3,435) (77,578) 201.3
Shares Value
% of Basket
Value
Canada (continued)
Cameco Corp. ........... (1,398) $ (39,117) 101.5%
Canadian Imperial Bank of
Commerce ........... (4,110) (187,623) 486.7
Canadian Pacific Railway Ltd. . (1,391) (109,791) 284.8
CGI, Inc. ............... (1,519) (130,192) 337.8
Emera, Inc. ............. (681) (27,116) 70.3
Enbridge, Inc. ............ (1,431) (58,593) 152.0
Fortis, Inc. .............. (6,319) (259,637) 673.6
IGM Financial, Inc. ........ (2,807) (87,614) 227.3
Intact Financial Corp. ....... (246) (35,688) 92.6
Ivanhoe Mines Ltd., Class A .. (3,337) (31,350) 81.3
Keyera Corp. ............ (4,497) (102,577) 266.1
Northland Power, Inc. ...... (1,087) (29,198) 75.7
Pan American Silver Corp. ... (374) (6,816) 17.7
Parkland Corp. ........... (822) (19,312) 50.1
Quebecor, Inc., Class B ..... (4,014) (95,210) 247.0
Restaurant Brands International,
Inc. ................. (1,521) (101,773) 264.0
Ritchie Bros Auctioneers, Inc. . (672) (40,637) 105.4
Rogers Communications, Inc.,
Class B .............. (10,256) (498,636) 1,293.6
Shaw Communications, Inc.,
Class B .............. (4,068) (121,072) 314.1
TELUS Corp. ............ (3,230) (69,598) 180.6
Thomson Reuters Corp. ..... (2,272) (270,273) 701.2
WSP Global, Inc. ......... (1,269) (161,831) 419.8
(2,826,206)
Chile
Antofagasta plc ........... (3,409) (73,248) 190.0
Lundin Mining Corp. ....... (3,840) (29,062) 75.4
(102,310)
China
Budweiser Brewing Co. APAC
Ltd. ................ (6,800) (21,456) 55.7
ESR Group Ltd. .......... (6,200) (12,413) 32.2
Prosus NV .............. (667) (53,857) 139.7
Wilmar International Ltd. .... (15,300) (47,568) 123.4
Xinyi Glass Holdings Ltd. .... (12,000) (25,550) 66.3
(160,844)
Denmark
Coloplast A/S, Class B ...... (170) (20,525) 53.3
Danske Bank A/S ......... (3,818) (79,543) 206.4
Demant A/S ............. (1,094) (30,967) 80.3
Orsted A/S .............. (56) (4,987) 12.9
Tryg A/S ............... (1,564) (35,891) 93.1
(171,913)
Finland
Kone OYJ, Class B ........ (555) (30,268) 78.5
UPM-Kymmene OYJ ....... (2,983) (108,122) 280.5
(138,390)
France
Accor SA ............... (1,164) (37,781) 98.0
Adevinta ASA ............ (1,183) (10,142) 26.3
Air Liquide SA ........... (3,074) (489,461) 1,269.8
Airbus SE .............. (652) (81,739) 212.1
Alstom SA .............. (3,287) (97,740) 253.6
Bouygues SA ............ (7,811) (257,325) 667.6
Cie Generale des Etablissements
Michelin SCA .......... (8,090) (255,804) 663.6
Danone SA ............. (2,798) (153,440) 398.1
Edenred ............... (361) (19,663) 51.0
EssilorLuxottica SA ........ (1,032) (189,351) 491.2

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
France (continued)
Getlink SE (Registered) ..... (11,265) $ (190,534) 494.3%
LVMH Moet Hennessy Louis
Vuitton SE ............ (121) (105,630) 274.0
Sanofi ................. (172) (16,843) 43.7
Sartorius Stedim Biotech .... (185) (64,533) 167.4
SEB SA ................ (175) (18,301) 47.5
TotalEnergies SE ......... (710) (43,893) 113.9
Veolia Environnement SA .... (11,857) (351,945) 913.1
Vinci SA ............... (189) (21,355) 55.4
Worldline SA ............ (2,305) (104,568) 271.3
(2,510,048)
Germany
adidas AG .............. (152) (24,474) 63.5
Allianz SE .............. (141) (33,715) 87.5
Continental AG ........... (284) (19,941) 51.7
Covestro AG ............ (1,968) (90,616) 235.1
Deutsche Telekom AG
(Registered) ........... (2,976) (66,302) 172.0
Fresenius Medical Care AG &
Co. KGaA ............ (2,127) (79,879) 207.2
Fresenius SE & Co. KGaA ... (1,065) (30,865) 80.1
Porsche Automobil Holding SE
(Preference) .......... (94) (5,621) 14.6
Sartorius AG (Preference) ... (98) (43,944) 114.0
Siemens Energy AG ....... (4,520) (94,508) 245.2
Telefonica Deutschland Holding
AG ................. (5,930) (17,466) 45.3
United Internet AG (Registered) (594) (13,790) 35.8
Vonovia SE ............. (6,623) (187,086) 485.4
(708,207)
Hong Kong
Hang Seng Bank Ltd. ...... (1,400) (23,315) 60.5
Hong Kong Exchanges &
Clearing Ltd. .......... (500) (22,489) 58.3
New World Development Co.
Ltd. ................ (8,000) (23,911) 62.0
(69,715)
Ireland
AerCap Holdings NV ....... (346) (21,871) 56.7
AIB Group plc ............ (17,700) (74,350) 192.9
Kingspan Group plc ........ (629) (40,455) 105.0
(136,676)
Italy
Amplifon SpA ............ (731) (20,185) 52.4
DiaSorin SpA ............ (119) (15,491) 40.2
Infrastrutture Wireless Italiane
SpA ................ (11,524) (126,289) 327.6
Nexi SpA ............... (4,979) (43,852) 113.8
(205,817)
Japan
Aeon Co. Ltd. ............ (5,800) (118,910) 308.5
ANA Holdings, Inc. ........ (6,800) (150,503) 390.5
Asahi Group Holdings Ltd. ... (1,800) (59,440) 154.2
Azbil Corp. .............. (700) (19,739) 51.2
Bridgestone Corp. ......... (500) (18,667) 48.4
Canon, Inc. ............. (7,600) (168,662) 437.6
Chiba Bank Ltd. (The) ...... (4,800) (36,319) 94.2
Chubu Electric Power Co., Inc. (8,600) (92,631) 240.3
CyberAgent, Inc. .......... (2,600) (24,315) 63.1
Dai-ichi Life Holdings, Inc. ... (800) (18,770) 48.7
Daito Trust Construction Co. Ltd. (300) (29,646) 76.9
Disco Corp. ............. (100) (30,043) 77.9
Shares Value
% of Basket
Value
Japan (continued)
East Japan Railway Co. ..... (2,700) $ (150,547) 390.6%
Eisai Co. Ltd. ............ (1,700) (105,179) 272.9
FUJIFILM Holdings Corp. .... (1,400) (74,090) 192.2
GMO Payment Gateway, Inc. . (500) (46,266) 120.0
Hikari Tsushin, Inc. ........ (600) (85,643) 222.2
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (54,242) 140.7
Iida Group Holdings Co. Ltd. .. (1,500) (25,006) 64.9
Ito En Ltd. .............. (600) (21,408) 55.5
Itochu Techno-Solutions Corp. . (1,700) (42,088) 109.2
Japan Exchange Group, Inc. .. (5,900) (90,297) 234.3
Japan Post Bank Co. Ltd. .... (6,500) (57,752) 149.8
Japan Post Insurance Co. Ltd. (2,900) (51,736) 134.2
Kansai Electric Power Co., Inc.
(The) ............... (7,000) (67,320) 174.7
Keio Corp. .............. (1,600) (58,727) 152.4
Kintetsu Group Holdings Co.
Ltd. ................ (1,400) (45,591) 118.3
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (21,538) 55.9
Kobe Bussan Co. Ltd. ...... (2,000) (57,744) 149.8
Koei Tecmo Holdings Co. Ltd. . (9,400) (170,950) 443.5
Kubota Corp. ............ (3,800) (57,108) 148.2
Lasertec Corp. ........... (300) (56,797) 147.4
M3, Inc. ................ (1,100) (30,077) 78.0
Makita Corp. ............ (1,100) (29,301) 76.0
McDonald's Holdings Co. Japan
Ltd. ................ (4,200) (165,931) 430.5
Mitsubishi Chemical Group
Corp. ............... (3,300) (18,518) 48.0
Mitsubishi Corp. .......... (6,900) (231,053) 599.4
Mizuho Financial Group, Inc. .. (5,900) (92,161) 239.1
MS&AD Insurance Group
Holdings, Inc. .......... (4,400) (141,124) 366.1
Nidec Corp. ............. (700) (38,793) 100.6
Nintendo Co. Ltd. ......... (2,500) (108,394) 281.2
Nippon Paint Holdings Co. Ltd. (8,600) (78,514) 203.7
Nippon Sanso Holdings Corp. . (3,900) (63,612) 165.0
Nippon Yusen KK ......... (3,000) (71,367) 185.2
Nissan Motor Co. Ltd. ...... (57,500) (206,594) 536.0
Nisshin Seifun Group, Inc. ... (1,600) (20,041) 52.0
Nitori Holdings Co. Ltd. ..... (700) (92,649) 240.4
Nomura Holdings, Inc. ...... (18,700) (74,629) 193.6
Nomura Research Institute Ltd. (1,200) (28,809) 74.7
NTT Data Corp. .......... (5,400) (83,761) 217.3
Odakyu Electric Railway Co. Ltd. (8,000) (105,179) 272.9
Oracle Corp. Japan ........ (800) (54,805) 142.2
Otsuka Holdings Co. Ltd. .... (3,700) (118,698) 307.9
Pan Pacific International
Holdings Corp. ......... (4,100) (75,822) 196.7
Rakuten Group, Inc. ....... (37,000) (188,643) 489.4
Renesas Electronics Corp. ... (4,500) (46,287) 120.1
Resona Holdings, Inc. ...... (6,900) (38,183) 99.1
SBI Holdings, Inc. ......... (6,900) (146,275) 379.5
SCSK Corp. ............. (1,800) (29,317) 76.1
Sharp Corp. ............. (9,800) (81,458) 211.3
Shimano, Inc. ............ (400) (71,334) 185.1
Shimizu Corp. ........... (5,500) (30,831) 80.0
Shiseido Co. Ltd. ......... (2,400) (124,742) 323.6
SoftBank Group Corp. ...... (2,200) (104,153) 270.2
Sompo Holdings, Inc. ...... (500) (21,524) 55.8
Sony Group Corp. ......... (1,400) (125,092) 324.5
Square Enix Holdings Co. Ltd. . (1,500) (70,937) 184.0
SUMCO Corp. ........... (9,800) (145,204) 376.7

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
44
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Japan (continued)
Sumitomo Electric Industries
Ltd. ................ (10,400) $ (124,968) 324.2%
T&D Holdings, Inc. ........ (2,300) (36,814) 95.5
TIS, Inc. ............... (800) (23,068) 59.8
Tobu Railway Co. Ltd. ...... (1,700) (39,887) 103.5
Toho Co. Ltd. ............ (900) (33,240) 86.2
Tokyo Electric Power Co.
Holdings, Inc. .......... (18,800) (70,402) 182.6
Tokyu Corp. ............. (13,900) (178,746) 463.7
Toyota Motor Corp. ........ (3,300) (48,463) 125.7
Welcia Holdings Co. Ltd. .... (200) (4,470) 11.6
West Japan Railway Co. .... (4,500) (188,453) 488.9
Yamato Holdings Co. Ltd. .... (7,300) (127,728) 331.4
Z Holdings Corp. .......... (14,800) (43,064) 111.7
(6,180,789)
Jordan
Hikma Pharmaceuticals plc ... (2,824) (59,739) 155.0
Luxembourg
Eurofins Scientific SE ...... (610) (43,755) 113.5
Macau
Galaxy Entertainment Group
Ltd. ................ (15,000) (104,419) 270.9
Sands China Ltd. ......... (33,200) (124,503) 323.0
(228,922)
Netherlands
Akzo Nobel NV ........... (1,152) (85,807) 222.6
Argenx SE .............. (429) (163,400) 423.9
Euronext NV ............ (243) (19,691) 51.1
Heineken NV ............ (827) (82,650) 214.4
JDE Peet's NV ........... (201) (6,025) 15.6
Universal Music Group NV ... (2,449) (62,602) 162.4
(420,175)
New Zealand
Xero Ltd. ............... (1,293) (71,266) 184.9
Norway
Aker BP ASA ............ (2,955) (90,014) 233.5
Salmar ASA ............. (1,325) (61,612) 159.8
Telenor ASA ............. (6,672) (69,847) 181.2
(221,473)
Singapore
Singapore Technologies
Engineering Ltd. ........ (35,900) (100,934) 261.8
Spain
Amadeus IT Group SA ...... (379) (23,879) 61.9
EDP Renovaveis SA ....... (1,876) (40,805) 105.9
Ferrovial SA ............. (1,435) (42,344) 109.9
(107,028)
Sweden
Atlas Copco AB, Class A .... (10,294) (122,149) 316.9
Electrolux AB, Class B ...... (7,205) (102,051) 264.7
Embracer Group AB ....... (38,743) (180,586) 468.5
EQT AB ................ (750) (16,924) 43.9
Essity AB, Class B ........ (632) (16,510) 42.8
Hexagon AB, Class B ...... (3,449) (39,538) 102.6
Holmen AB, Class B ....... (963) (39,719) 103.0
Investment AB Latour, Class B (16,732) (353,027) 915.9
Skanska AB, Class B ....... (1,278) (22,557) 58.5
SKF AB, Class B .......... (1,054) (18,654) 48.4
Shares Value
% of Basket
Value
Sweden (continued)
Svenska Cellulosa AB SCA,
Class B .............. (1,480) $ (20,552) 53.3%
Svenska Handelsbanken AB,
Class A .............. (7,938) (82,778) 214.8
Swedish Orphan Biovitrum AB . (936) (20,873) 54.2
Telia Co. AB ............. (7,667) (19,801) 51.4
(1,055,719)
Switzerland
ABB Ltd. (Registered) ...... (1,194) (41,570) 107.9
Alcon, Inc. .............. (1,617) (122,016) 316.6
Bachem Holding AG ....... (2,392) (211,534) 548.8
Banque Cantonale Vaudoise
(Registered) ........... (730) (69,392) 180.0
Barry Callebaut AG (Registered) (29) (60,591) 157.2
Credit Suisse Group AG
(Registered) ........... (5,495) (18,930) 49.1
Lonza Group AG (Registered) . (214) (122,074) 316.7
SIG Group AG ........... (1,876) (46,498) 120.6
Sika AG (Registered) ....... (324) (92,064) 238.8
Swatch Group AG (The) ..... (202) (73,138) 189.7
Swiss Prime Site AG
(Registered) ........... (1,197) (106,663) 276.7
(964,470)
United Kingdom
abrdn plc ............... (23,022) (60,636) 157.3
Admiral Group plc ......... (518) (14,082) 36.5
AstraZeneca plc .......... (640) (83,848) 217.5
BAE Systems plc ......... (2,122) (22,464) 58.3
Bunzl plc ............... (1,962) (72,027) 186.9
Halma plc .............. (1,566) (41,693) 108.2
HSBC Holdings plc ........ (7,252) (53,435) 138.6
Liberty Global plc, Class C ... (3,925) (85,527) 221.9
National Grid plc .......... (6,494) (82,558) 214.2
Ocado Group plc ......... (6,126) (49,023) 127.2
Rentokil Initial plc ......... (6,806) (41,268) 107.1
Severn Trent plc .......... (2,042) (71,064) 184.4
St James's Place plc ....... (3,077) (46,659) 121.0
Unilever plc ............. (391) (19,902) 51.6
United Utilities Group plc .... (11,683) (152,873) 396.6
(897,059)
United States
Advance Auto Parts, Inc. .... (125) (19,035) 49.4
Albemarle Corp. .......... (287) (80,776) 209.6
Align Technology, Inc. ...... (113) (30,479) 79.1
Ally Financial, Inc. ......... (755) (24,530) 63.6
American Water Works Co., Inc. (231) (36,149) 93.8
Amphenol Corp., Class A .... (405) (32,307) 83.8
Aptiv plc ............... (444) (50,212) 130.3
Arch Capital Group Ltd. ..... (274) (17,632) 45.7
Arthur J Gallagher & Co. .... (489) (95,707) 248.3
Aspen Technology, Inc. ..... (408) (81,090) 210.4
Atmos Energy Corp. ....... (1,849) (217,331) 563.8
Avantor, Inc. ............. (1,451) (34,679) 90.0
Ball Corp. .............. (2,576) (150,026) 389.2
Baxter International, Inc. .... (5,219) (238,456) 618.6
Bentley Systems, Inc., Class B (1,900) (74,195) 192.5
BioMarin Pharmaceutical, Inc. . (912) (105,199) 272.9
Boeing Co. (The) ......... (305) (64,965) 168.5
Broadridge Financial Solutions,
Inc. ................. (711) (106,906) 277.3
Brookfield Renewable Corp. .. (1,056) (33,262) 86.3
Brown & Brown, Inc. ....... (1,157) (67,754) 175.8
Bunge Ltd. .............. (556) (55,100) 142.9

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
CarMax, Inc. ............ (2,125) $ (149,706) 388.4%
Centene Corp. ........... (1,171) (89,277) 231.6
CH Robinson Worldwide, Inc. . (449) (44,976) 116.7
Charles River Laboratories
International, Inc. ....... (167) (40,623) 105.4
Charter Communications, Inc.,
Class A .............. (237) (91,081) 236.3
Cheniere Energy, Inc. ...... (153) (23,377) 60.6
Chevron Corp. ........... (209) (36,370) 94.4
Clarivate plc ............. (1,030) (11,454) 29.7
Cleveland-Cliffs, Inc. ....... (5,168) (110,337) 286.2
Clorox Co. (The) .......... (832) (120,382) 312.3
Cloudflare, Inc., Class A ..... (453) (23,968) 62.2
Cognex Corp. ............ (1,213) (66,400) 172.3
Computershare Ltd. ........ (11,555) (194,608) 504.9
Constellation Brands, Inc., Class
A .................. (86) (19,911) 51.7
CoStar Group, Inc. ........ (973) (75,797) 196.6
CSL Ltd. ............... (615) (129,858) 336.9
CyberArk Software Ltd. ..... (942) (132,709) 344.3
Danaher Corp. ........... (222) (58,692) 152.3
Darling Ingredients, Inc. ..... (277) (18,362) 47.6
Datadog, Inc., Class A ...... (262) (19,600) 50.9
DaVita, Inc. ............. (1,610) (132,648) 344.1
Dollar General Corp. ....... (159) (37,142) 96.4
Dollar Tree, Inc. .......... (268) (40,248) 104.4
Dominion Energy, Inc. ...... (420) (26,729) 69.3
Dover Corp. ............. (892) (135,432) 351.4
Dow, Inc. ............... (509) (30,209) 78.4
DR Horton, Inc. ........... (826) (81,518) 211.5
Duke Energy Corp. ........ (191) (19,568) 50.8
Ecolab, Inc. ............. (124) (19,199) 49.8
Elanco Animal Health, Inc. ... (1,393) (19,126) 49.6
Emerson Electric Co. ....... (364) (32,840) 85.2
EQT Corp. .............. (2,483) (81,120) 210.5
Equifax, Inc. ............. (80) (17,776) 46.1
Erie Indemnity Co., Class A .. (378) (92,364) 239.6
Essential Utilities, Inc. ...... (457) (21,356) 55.4
Exact Sciences Corp. ...... (619) (41,795) 108.4
First Republic Bank ........ (380) (53,534) 138.9
First Solar, Inc. ........... (1,913) (339,749) 881.4
Ford Motor Co. ........... (2,987) (40,354) 104.7
Freeport-McMoRan, Inc. .... (1,956) (87,277) 226.4
GE HealthCare Technologies,
Inc. ................. (328) (22,803) 59.2
Gen Digital, Inc. .......... (8,927) (205,410) 532.9
General Electric Co. ....... (939) (75,571) 196.1
General Mills, Inc. ......... (271) (21,236) 55.1
Global Payments, Inc. ...... (346) (39,001) 101.2
Hasbro, Inc. ............. (1,687) (99,820) 259.0
Henry Schein, Inc. ......... (1,032) (88,907) 230.7
Hess Corp. ............. (1,073) (161,122) 418.0
Hormel Foods Corp. ....... (5,034) (228,091) 591.7
Howmet Aerospace, Inc. .... (440) (17,904) 46.4
Huntington Ingalls Industries,
Inc. ................. (295) (65,059) 168.8
Illumina, Inc. ............ (139) (29,774) 77.2
Ingersoll Rand, Inc. ........ (258) (14,448) 37.5
Insulet Corp. ............ (248) (71,255) 184.9
Intercontinental Exchange, Inc. (285) (30,652) 79.5
International Business Machines
Corp. ............... (1,502) (202,364) 525.0
International Flavors &
Fragrances, Inc. ........ (894) (100,539) 260.8
International Paper Co. ..... (484) (20,241) 52.5
Shares Value
% of Basket
Value
United States (continued)
Jazz Pharmaceuticals plc .... (115) $ (18,016) 46.7%
Johnson Controls International
plc ................. (334) (23,236) 60.3
Kellogg Co. ............. (504) (34,564) 89.7
Keurig Dr Pepper, Inc. ...... (1,949) (68,761) 178.4
Kimberly-Clark Corp. ....... (522) (67,865) 176.1
Kraft Heinz Co. (The) ....... (575) (23,305) 60.5
Lear Corp. .............. (363) (52,918) 137.3
Leidos Holdings, Inc. ....... (393) (38,844) 100.8
Lennar Corp., Class A ...... (1,186) (121,446) 315.1
Liberty Media Corp-Liberty
Formula One, Class C .... (1,556) (110,165) 285.8
Lincoln National Corp. ...... (1,164) (41,241) 107.0
Live Nation Entertainment, Inc. (970) (78,075) 202.6
Loews Corp. ............ (294) (18,075) 46.9
LPL Financial Holdings, Inc. .. (94) (22,289) 57.8
Lumen Technologies, Inc. .... (5,774) (30,314) 78.6
M&T Bank Corp. .......... (137) (21,372) 55.4
Markel Corp. ............ (67) (94,402) 244.9
MarketAxess Holdings, Inc. .. (249) (90,599) 235.0
Marsh & McLennan Cos., Inc. . (258) (45,127) 117.1
Martin Marietta Materials, Inc. . (231) (83,077) 215.5
Marvell Technology, Inc. ..... (4,544) (196,074) 508.7
McCormick & Co., Inc. (Non-
Voting) .............. (1,492) (112,079) 290.8
Merck & Co., Inc. ......... (206) (22,126) 57.4
Moderna, Inc. ............ (96) (16,902) 43.9
Mohawk Industries, Inc. ..... (394) (47,304) 122.7
Molson Coors Beverage Co.,
Class B .............. (854) (44,903) 116.5
Moody's Corp. ........... (57) (18,397) 47.7
Motorola Solutions, Inc. ..... (380) (97,664) 253.4
Newell Brands, Inc. ........ (5,549) (88,562) 229.8
NextEra Energy, Inc. ....... (739) (55,152) 143.1
Novocure Ltd. ............ (448) (40,849) 106.0
Okta, Inc. ............... (356) (26,205) 68.0
ONEOK, Inc. ............ (339) (23,215) 60.2
Palantir Technologies, Inc., Class
A .................. (5,496) (42,759) 110.9
Paramount Global, Class B ... (1,103) (25,545) 66.3
Pentair plc .............. (1,240) (68,671) 178.2
PerkinElmer, Inc. ......... (1,083) (148,945) 386.4
Plug Power, Inc. .......... (1,337) (22,756) 59.0
PPG Industries, Inc. ....... (770) (100,362) 260.4
Progressive Corp. (The) ..... (177) (24,134) 62.6
Public Service Enterprise Group,
Inc. ................. (798) (49,420) 128.2
Qorvo, Inc. .............. (414) (44,985) 116.7
Quanta Services, Inc. ...... (519) (78,987) 204.9
Regeneron Pharmaceuticals,
Inc. ................. (55) (41,716) 108.2
Repligen Corp. ........... (222) (41,137) 106.7
Republic Services, Inc. ..... (216) (26,961) 69.9
Royalty Pharma plc, Class A .. (3,539) (138,693) 359.8
S&P Global, Inc. .......... (390) (146,227) 379.4
Seagen, Inc. ............ (350) (48,818) 126.7
SEI Investments Co. ....... (1,332) (83,157) 215.7
Sensata Technologies Holding
plc ................. (1,620) (82,377) 213.7
Sherwin-Williams Co. (The) .. (100) (23,659) 61.4
Skyworks Solutions, Inc. .... (218) (23,908) 62.0
Snap, Inc., Class A ........ (4,279) (49,465) 128.3
Snowflake, Inc., Class A ..... (486) (76,030) 197.2
SolarEdge Technologies, Inc. . (481) (153,502) 398.2
Southern Co. (The) ........ (635) (42,977) 111.5

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
46
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
SS&C Technologies Holdings,
Inc. ................. (3,046) $ (183,826) 476.9%
Stanley Black & Decker, Inc. .. (1,667) (148,880) 386.2
STERIS plc ............. (231) (47,704) 123.8
Swiss Re AG ............ (203) (21,256) 55.1
Sysco Corp. ............. (550) (42,603) 110.5
Take-Two Interactive Software,
Inc. ................. (1,598) (180,942) 469.4
Target Corp. ............. (301) (51,814) 134.4
Teledyne Technologies, Inc. .. (193) (81,882) 212.4
Teleflex, Inc. ............. (132) (32,131) 83.4
Teradyne, Inc. ........... (389) (39,561) 102.6
Texas Pacific Land Corp. .... (9) (17,963) 46.6
Thermo Fisher Scientific, Inc. . (303) (172,810) 448.3
T-Mobile US, Inc. ......... (3,035) (453,156) 1,175.6
Toast, Inc., Class A ........ (3,043) (67,889) 176.1
Tractor Supply Co. ........ (84) (19,151) 49.7
Tradeweb Markets, Inc., Class A (921) (68,651) 178.1
TransUnion ............. (1,172) (84,091) 218.2
Twilio, Inc., Class A ........ (342) (20,465) 53.1
Tyler Technologies, Inc. ..... (421) (135,886) 352.5
UnitedHealth Group, Inc. .... (175) (87,358) 226.6
Unity Software, Inc. ........ (599) (21,276) 55.2
Verisk Analytics, Inc. ....... (626) (113,801) 295.2
Verizon Communications, Inc. . (4,709) (195,753) 507.8
VF Corp. ............... (3,037) (93,965) 243.8
Visa, Inc., Class A ......... (98) (22,561) 58.5
Walgreens Boots Alliance, Inc. (2,324) (85,663) 222.2
Walmart, Inc. ............ (482) (69,345) 179.9
Walt Disney Co. (The) ...... (741) (80,391) 208.6
Warner Bros Discovery, Inc. .. (2,201) (32,619) 84.6
Waste Management, Inc. .... (127) (19,651) 51.0
Wells Fargo & Co. ......... (904) (42,370) 109.9
Western Digital Corp. ....... (922) (40,522) 105.1
Williams Cos., Inc. (The) .... (6,112) (197,051) 511.2
Wolfspeed, Inc. ........... (303) (23,334) 60.5
Zebra Technologies Corp., Class
A .................. (68) (21,500) 55.8
(12,393,594)
Zambia
First Quantum Minerals Ltd. .. (1,288) (29,883) 77.5
Total Reference Entity — Short ............ (31,213,921)
Net Value of Reference Entity — Goldman Sachs
Bank USA ........................... $ (38,546)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date February 8, 2023:
Reference Entity — Long
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 745 34,021 (294.3)
AltaGas Ltd. ............. 6,034 112,830 (975.9)
ARC Resources Ltd. ....... 4,891 56,830 (491.6)
Canadian Apartment Properties
REIT ................ 3,260 120,546 (1,042.7)
Canadian National Railway Co. 322 38,329 (331.5)
Canadian Natural Resources
Ltd. ................ 315 19,335 (167.2)
Canadian Utilities Ltd., Class A 1,244 34,575 (299.1)
Constellation Software, Inc. .. 85 150,175 (1,298.9)
Dollarama, Inc. ........... 1,960 117,213 (1,013.8)
Empire Co. Ltd., Class A .... 8,920 256,696 (2,220.3)
Shares Value
% of Basket
Value
Canada (continued)
Franco-Nevada Corp. ...... 339 $ 49,726 (430.1) %
George Weston Ltd. ....... 1,468 188,852 (1,633.5)
Gildan Activewear, Inc. ...... 4,004 125,547 (1,085.9)
Hydro One Ltd. ........... 2,066 56,489 (488.6)
iA Financial Corp., Inc. ...... 1,552 95,799 (828.6)
Kinross Gold Corp. ........ 19,810 92,160 (797.1)
Manulife Financial Corp. ..... 8,399 166,206 (1,437.6)
Onex Corp. ............. 1,405 72,618 (628.1)
Open Text Corp. .......... 8,519 285,749 (2,471.6)
Sun Life Financial, Inc. ...... 760 38,190 (330.3)
Suncor Energy, Inc. ........ 1,818 63,098 (545.8)
TFI International, Inc. ....... 164 18,265 (158.0)
Toromont Industries Ltd. ..... 1,869 149,304 (1,291.4)
Tourmaline Oil Corp. ....... 341 15,892 (137.5)
2,358,445
South Korea
HDC Holdings Co. Ltd. ...... 1 5 (0.1)
United States
Fortive Corp. ............ 1 68 (0.6)
Total Reference Entity — Long ............ 2,358,518
Reference Entity — Short
Common Stocks
Canada
Air Canada ............. (3,965) (67,288) 582.0
Algonquin Power & Utilities
Corp. ............... (5,576) (40,650) 351.6
Brookfield Asset Management
Ltd., Class A .......... (491) (16,030) 138.7
Brookfield Corp., Class A .... (1,389) (51,675) 447.0
CAE, Inc. ............... (1,785) (40,314) 348.7
Cameco Corp. ........... (2,341) (65,503) 566.6
CCL Industries, Inc., Class B .. (2,707) (126,607) 1,095.1
Emera, Inc. ............. (9,974) (397,146) 3,435.1
GFL Environmental, Inc. ..... (14,838) (457,892) 3,960.5
Ivanhoe Mines Ltd., Class A .. (9,312) (87,483) 756.7
Keyera Corp. ............ (972) (22,171) 191.8
Pan American Silver Corp. ... (18,848) (343,515) 2,971.2
Restaurant Brands International,
Inc. ................. (692) (46,303) 400.5
Saputo, Inc. ............. (4,301) (118,568) 1,025.5
TC Energy Corp. .......... (7,886) (339,788) 2,939.0
(2,220,933)
United States
Brookfield Renewable Corp. .. (1,059) (33,357) 288.5
Lennar Corp., Class B ...... (1) (86) 0.8
(33,443)
Zambia
First Quantum Minerals Ltd. .. (4,987) (115,703) 1,000.8
Total Reference Entity — Short ............ (2,370,079)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (11,561)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Aurizon Holdings Ltd. ...... 8,019 $ 20,960 (96.4) %
BHP Group Ltd. .......... 623 21,819 (100.4)
BlueScope Steel Ltd. ....... 6,052 82,528 (379.8)
Cochlear Ltd. ............ 1,545 233,414 (1,074.1)
Qantas Airways Ltd. ....... 8,256 37,266 (171.5)
Rio Tinto Ltd. ............ 303 27,190 (125.1)
South32 Ltd. ............ 33,485 107,451 (494.4)
Telstra Group Ltd. ......... 13,443 38,853 (178.8)
569,481
Austria
voestalpine AG ........... 911 30,269 (139.3)
Belgium
Groupe Bruxelles Lambert NV . 837 71,601 (329.5)
Warehouses De Pauw CVA .. 958 30,380 (139.8)
101,981
Canada
Alimentation Couche-Tard, Inc. 787 35,939 (165.4)
Bank of Montreal ......... 205 20,630 (94.9)
Barrick Gold Corp. ........ 2,386 46,660 (214.7)
Canadian National Railway Co. 743 88,442 (407.0)
Canadian Natural Resources
Ltd. ................ 1,086 66,659 (306.7)
Canadian Utilities Ltd., Class A 626 17,398 (80.1)
Constellation Software, Inc. .. 167 295,050 (1,357.7)
Dollarama, Inc. ........... 1,597 95,504 (439.5)
Franco-Nevada Corp. ...... 685 100,478 (462.4)
Gildan Activewear, Inc. ...... 4,065 127,460 (586.5)
Hydro One Ltd. ........... 13,560 370,759 (1,706.1)
iA Financial Corp., Inc. ...... 938 57,899 (266.4)
Manulife Financial Corp. ..... 1,274 25,211 (116.0)
Open Text Corp. .......... 2,097 70,339 (323.7)
Power Corp. of Canada ..... 791 21,455 (98.7)
Sun Life Financial, Inc. ...... 2,187 109,897 (505.7)
Suncor Energy, Inc. ........ 534 18,534 (85.3)
Tourmaline Oil Corp. ....... 414 19,294 (88.8)
West Fraser Timber Co. Ltd. .. 407 35,388 (162.8)
1,622,996
Denmark
Carlsberg A/S, Class B ..... 308 43,724 (201.2)
DSV A/S ............... 268 44,335 (204.0)
Genmab A/S ............ 217 85,042 (391.3)
173,101
Finland
Elisa OYJ .............. 1,840 104,831 (482.4)
Kesko OYJ, Class B ....... 3,429 79,873 (367.5)
Nordea Bank Abp ......... 2,065 24,141 (111.1)
Orion OYJ, Class B ........ 346 18,537 (85.3)
Sampo OYJ, Class A ....... 807 42,367 (195.0)
Stora Enso OYJ, Class R .... 3,158 45,145 (207.7)
314,894
France
Arkema SA ............. 504 50,999 (234.7)
Bureau Veritas SA ......... 3,310 94,638 (435.5)
Capgemini SE ........... 198 37,577 (172.9)
Cie de Saint-Gobain ....... 3,000 172,293 (792.8)
Credit Agricole SA ......... 6,867 82,687 (380.5)
Dassault Aviation SA ....... 109 18,613 (85.7)
Dassault Systemes SE ..... 1,813 67,427 (310.3)
Eiffage SA .............. 631 67,397 (310.1)
Shares Value
% of Basket
Value
France (continued)
Engie SA ............... 6,633 $ 94,188 (433.4) %
Eurazeo SE ............. 1,283 89,999 (414.1)
Hermes International ....... 131 245,168 (1,128.2)
La Francaise des Jeux SAEM . 901 38,552 (177.4)
Legrand SA ............. 904 80,604 (370.9)
L'Oreal SA .............. 48 19,820 (91.2)
Pernod Ricard SA ......... 45 9,316 (42.9)
1,169,278
Germany
Beiersdorf AG ............ 92 11,185 (51.5)
Carl Zeiss Meditec AG ...... 667 96,260 (443.0)
Deutsche Post AG ......... 2,445 105,274 (484.4)
Mercedes-Benz Group AG ... 295 21,952 (101.0)
Rational AG ............. 44 28,942 (133.2)
Scout24 SE ............. 479 27,886 (128.3)
291,499
Ireland
CRH plc ............... 1,909 89,193 (410.4)
Israel
Bank Hapoalim BM ........ 1,142 10,279 (47.3)
Israel Discount Bank Ltd., Class
A .................. 10,213 52,236 (240.4)
62,515
Italy
Enel SpA ............... 22,190 130,657 (601.2)
Snam SpA .............. 8,083 41,171 (189.5)
171,828
Japan
Advantest Corp. .......... 900 64,513 (296.9)
Ajinomoto Co., Inc. ........ 2,000 65,937 (303.4)
Dai Nippon Printing Co. Ltd. .. 2,500 59,024 (271.6)
ENEOS Holdings, Inc. ...... 3,400 12,173 (56.0)
Hamamatsu Photonics KK ... 400 21,372 (98.3)
Hankyu Hanshin Holdings, Inc. 4,900 145,640 (670.2)
Hoya Corp. ............. 300 32,992 (151.8)
Isuzu Motors Ltd. ......... 3,700 46,788 (215.3)
Kajima Corp. ............ 8,600 105,619 (486.0)
KDDI Corp. ............. 1,700 53,114 (244.4)
Komatsu Ltd. ............ 1,800 44,234 (203.5)
MEIJI Holdings Co. Ltd. ..... 400 20,629 (94.9)
Mitsubishi HC Capital, Inc. ... 12,000 61,250 (281.8)
Mitsui Chemicals, Inc. ...... 2,500 58,846 (270.8)
NEC Corp. .............. 500 18,064 (83.1)
NGK Insulators Ltd. ........ 7,700 106,578 (490.4)
Nippon Express Holdings, Inc. . 1,000 58,033 (267.0)
Nippon Telegraph & Telephone
Corp. ............... 1,700 50,975 (234.6)
Nissan Chemical Corp. ..... 1,200 56,652 (260.7)
Nitto Denko Corp. ......... 6,600 426,607 (1,963.1)
ORIX Corp. ............. 1,400 24,616 (113.3)
Osaka Gas Co. Ltd. ........ 10,400 167,824 (772.3)
Recruit Holdings Co. Ltd. .... 300 9,648 (44.4)
Secom Co. Ltd. ........... 400 23,830 (109.7)
Seiko Epson Corp. ........ 1,800 27,914 (128.4)
Sekisui Chemical Co. Ltd. .... 3,400 47,628 (219.2)
Sekisui House Ltd. ........ 2,800 52,918 (243.5)
Shin-Etsu Chemical Co. Ltd. .. 500 73,712 (339.2)
Shionogi & Co. Ltd. ........ 800 38,124 (175.4)
Subaru Corp. ............ 1,400 23,004 (105.9)
Sumitomo Chemical Co. Ltd. .. 9,800 37,619 (173.1)
Sumitomo Corp. .......... 2,300 41,285 (190.0)
Sysmex Corp. ........... 900 59,747 (274.9)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
48
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Japan (continued)
TDK Corp. .............. 4,400 $ 157,196 (723.3) %
Terumo Corp. ............ 800 23,288 (107.2)
Tokyo Gas Co. Ltd. ........ 2,600 54,443 (250.5)
TOPPAN, Inc. ............ 5,300 85,394 (392.9)
Tosoh Corp. ............. 2,300 30,092 (138.5)
Trend Micro, Inc. .......... 400 19,806 (91.1)
USS Co. Ltd. ............ 2,500 41,120 (189.2)
ZOZO, Inc. .............. 900 23,331 (107.4)
2,571,579
Netherlands
Randstad NV ............ 281 18,011 (82.9)
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,921 47,937 (220.6)
Spark New Zealand Ltd. ..... 8,384 28,269 (130.1)
76,206
Portugal
Galp Energia SGPS SA ..... 1,845 25,254 (116.2)
Jeronimo Martins SGPS SA .. 2,233 48,480 (223.1)
73,734
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 3,900 38,533 (177.3)
Singapore Airlines Ltd. ...... 12,400 56,071 (258.0)
STMicroelectronics NV ..... 50 2,355 (10.8)
96,959
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 26,593 187,847 (864.4)
Repsol SA .............. 2,804 46,061 (212.0)
233,908
Sweden
Assa Abloy AB, Class B ..... 2,465 58,066 (267.2)
Epiroc AB, Class A ........ 1,836 35,723 (164.4)
Investor AB, Class B ....... 6,662 129,456 (595.7)
Sandvik AB ............. 985 20,357 (93.7)
243,602
Switzerland
Baloise Holding AG (Registered) 396 65,131 (299.7)
Chocoladefabriken Lindt &
Spruengli AG .......... 2 21,965 (101.1)
Cie Financiere Richemont SA
(Registered) ........... 153 23,586 (108.5)
Julius Baer Group Ltd. ...... 903 57,922 (266.5)
Kuehne + Nagel International AG
(Registered) ........... 267 63,668 (293.0)
Novartis AG (Registered) .... 2,128 192,391 (885.3)
Partners Group Holding AG .. 19 17,828 (82.0)
Sonova Holding AG (Registered) 77 19,256 (88.6)
Swiss Life Holding AG
(Registered) ........... 35 20,715 (95.3)
UBS Group AG (Registered) .. 2,108 44,996 (207.1)
527,458
United Kingdom
Associated British Foods plc .. 1,115 25,595 (117.8)
Auto Trader Group plc ...... 2,780 21,569 (99.3)
Barclays plc ............. 63,292 145,495 (669.5)
BP plc ................. 14,684 88,695 (408.1)
British American Tobacco plc . 235 9,008 (41.5)
Entain plc .............. 2,887 53,238 (245.0)
Shares Value
% of Basket
Value
United Kingdom (continued)
Experian plc ............. 402 $ 14,701 (67.6) %
London Stock Exchange Group
plc ................. 212 19,408 (89.3)
M&G plc ............... 1,598 3,991 (18.4)
Sage Group plc (The) ...... 5,442 52,285 (240.6)
Smiths Group plc ......... 5,648 120,568 (554.8)
Taylor Wimpey plc ......... 17,668 25,635 (118.0)
580,188
United States
Abbott Laboratories ........ 389 43,004 (197.9)
Accenture plc, Class A ...... 85 23,719 (109.1)
Akamai Technologies, Inc. ... 508 45,187 (207.9)
Altria Group, Inc. .......... 1,706 76,838 (353.6)
American Financial Group, Inc. 320 45,629 (210.0)
American International Group,
Inc. ................. 2,123 134,216 (617.6)
AMETEK, Inc. ........... 939 136,080 (626.2)
Amgen, Inc. ............. 153 38,617 (177.7)
Apple, Inc. .............. 144 20,778 (95.6)
Applied Materials, Inc. ...... 168 18,730 (86.2)
AutoZone, Inc. ........... 37 90,237 (415.2)
Bath & Body Works, Inc. .... 672 30,919 (142.3)
Berkshire Hathaway, Inc., Class
B .................. 143 44,547 (205.0)
Biogen, Inc. ............. 439 127,705 (587.6)
Booking Holdings, Inc. ...... 29 70,589 (324.8)
Bristol-Myers Squibb Co. .... 248 18,017 (82.9)
Cadence Design Systems, Inc. 258 47,170 (217.1)
Carlyle Group, Inc. (The) .... 404 14,532 (66.9)
Carrier Global Corp. ....... 2,133 97,116 (446.9)
CenterPoint Energy, Inc. .... 592 17,831 (82.1)
Chipotle Mexican Grill, Inc. ... 42 69,148 (318.2)
Cigna Corp. ............. 67 21,217 (97.6)
Cintas Corp. ............. 81 35,943 (165.4)
Cognizant Technology Solutions
Corp., Class A ......... 310 20,693 (95.2)
Colgate-Palmolive Co. ...... 388 28,918 (133.1)
Copart, Inc. ............. 2,033 135,418 (623.1)
Cummins, Inc. ........... 110 27,449 (126.3)
Discover Financial Services .. 1,059 123,617 (568.8)
Domino's Pizza, Inc. ....... 131 46,243 (212.8)
Dropbox, Inc., Class A ...... 7,933 184,284 (848.0)
Eaton Corp. plc ........... 438 71,048 (326.9)
eBay, Inc. .............. 1,993 98,654 (454.0)
Edison International ........ 357 24,597 (113.2)
Edwards Lifesciences Corp. .. 241 18,485 (85.1)
Electronic Arts, Inc. ........ 527 67,814 (312.1)
Entergy Corp. ............ 171 18,516 (85.2)
EOG Resources, Inc. ....... 191 25,260 (116.2)
Evergy, Inc. ............. 293 18,356 (84.5)
Expedia Group, Inc. ........ 693 79,210 (364.5)
Exxon Mobil Corp. ......... 194 22,506 (103.6)
Fair Isaac Corp. .......... 32 21,310 (98.1)
FirstEnergy Corp. ......... 1,784 73,055 (336.2)
Fortinet, Inc. ............. 500 26,170 (120.4)
Halliburton Co. ........... 1,289 53,133 (244.5)
Hartford Financial Services
Group, Inc. (The) ....... 943 73,186 (336.8)
Hewlett Packard Enterprise Co. 1,517 24,469 (112.6)
Hologic, Inc. ............. 711 57,854 (266.2)
Honeywell International, Inc. .. 111 23,141 (106.5)
HP, Inc. ................ 664 19,349 (89.0)
Hubbell, Inc. ............. 242 55,396 (254.9)
Illinois Tool Works, Inc. ...... 176 41,543 (191.2)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Invesco Ltd. ............. 1,805 $ 33,411 (153.7) %
Johnson & Johnson ........ 374 61,119 (281.2)
KeyCorp ............... 2,195 42,122 (193.8)
KLA Corp. .............. 109 42,780 (196.9)
Lam Research Corp. ....... 56 28,006 (128.9)
Lamb Weston Holdings, Inc. .. 179 17,880 (82.3)
Lennox International, Inc. .... 159 41,439 (190.7)
Lowe's Cos., Inc. ......... 213 44,357 (204.1)
Lululemon Athletica, Inc. .... 143 43,884 (201.9)
Marathon Oil Corp. ........ 2,256 61,972 (285.2)
Marathon Petroleum Corp. ... 67 8,611 (39.6)
Meta Platforms, Inc., Class A . 173 25,772 (118.6)
MetLife, Inc. ............. 711 51,917 (238.9)
Mettler-Toledo International, Inc. 100 153,292 (705.4)
Microchip Technology, Inc. ... 341 26,468 (121.8)
Molina Healthcare, Inc. ..... 51 15,903 (73.2)
Mondelez International, Inc.,
Class A .............. 264 17,276 (79.5)
Mosaic Co. (The) ......... 856 42,406 (195.1)
MSCI, Inc. .............. 90 47,840 (220.1)
Nestle SA (Registered) ..... 393 47,950 (220.6)
NIKE, Inc., Class B ........ 651 82,892 (381.4)
Nordson Corp. ........... 1,048 254,978 (1,173.3)
Nucor Corp. ............. 72 12,169 (56.0)
O'Reilly Automotive, Inc. .... 46 36,448 (167.7)
Owens Corning ........... 1,105 106,798 (491.4)
PACCAR, Inc. ........... 218 23,830 (109.7)
Packaging Corp. of America .. 137 19,550 (90.0)
Palo Alto Networks, Inc. ..... 179 28,397 (130.7)
Parker-Hannifin Corp. ...... 142 46,292 (213.0)
Paycom Software, Inc. ...... 129 41,788 (192.3)
Philip Morris International, Inc. 1,726 179,918 (827.9)
PPL Corp. .............. 1,382 40,907 (188.2)
Procter & Gamble Co. (The) .. 308 43,853 (201.8)
Prudential Financial, Inc. .... 395 41,451 (190.7)
Regions Financial Corp. ..... 2,461 57,932 (266.6)
Splunk, Inc. ............. 560 53,631 (246.8)
Starbucks Corp. .......... 177 19,318 (88.9)
State Street Corp. ......... 425 38,815 (178.6)
Steel Dynamics, Inc. ....... 170 20,509 (94.4)
Synchrony Financial ....... 913 33,535 (154.3)
Synopsys, Inc. ........... 90 31,838 (146.5)
TE Connectivity Ltd. ....... 145 18,437 (84.8)
Trade Desk, Inc. (The), Class A 747 37,873 (174.3)
United Parcel Service, Inc., Class
B .................. 428 79,278 (364.8)
US Bancorp ............. 718 35,756 (164.5)
Veeva Systems, Inc., Class A . 164 27,970 (128.7)
VeriSign, Inc. ............ 183 39,903 (183.6)
Vertex Pharmaceuticals, Inc. .. 160 51,696 (237.9)
Westinghouse Air Brake
Technologies Corp. ...... 261 27,094 (124.7)
WestRock Co. ........... 1,751 68,709 (316.2)
WW Grainger, Inc. ......... 424 249,940 (1,150.1)
Yum! Brands, Inc. ......... 1,940 253,189 (1,165.1)
Zimmer Biomet Holdings, Inc. . 359 45,715 (210.4)
Zscaler, Inc. ............. 153 18,996 (87.4)
5,771,253
Total Reference Entity — Long ............ 14,789,933
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd. .... (997) $ (17,743) 81.6%
IGO Ltd. ............... (4,654) (48,380) 222.6
Westpac Banking Corp. ..... (1) (17) 0.1
Woodside Energy Group Ltd. . (2,898) (75,040) 345.3
(141,180)
Austria
Erste Group Bank AG ...... (1,594) (60,483) 278.3
Verbund AG ............. (926) (78,842) 362.8
(139,325)
Belgium
Elia Group SA ........... (208) (29,207) 134.4
Brazil
Wheaton Precious Metals Corp. (392) (17,924) 82.5
Canada
Algonquin Power & Utilities
Corp. ............... (5,383) (39,243) 180.6
Cameco Corp. ........... (858) (24,008) 110.5
Canadian Pacific Railway Ltd. . (1,130) (89,191) 410.4
CGI, Inc. ............... (1,637) (140,306) 645.6
Emera, Inc. ............. (1,592) (63,390) 291.7
GFL Environmental, Inc. ..... (2,352) (72,581) 334.0
IGM Financial, Inc. ........ (2,837) (88,550) 407.5
Intact Financial Corp. ....... (230) (33,367) 153.5
Ivanhoe Mines Ltd., Class A .. (25,919) (243,499) 1,120.5
Keyera Corp. ............ (2,554) (58,257) 268.1
Northland Power, Inc. ...... (2,201) (59,121) 272.0
Nutrien Ltd. ............. (339) (28,062) 129.1
Pan American Silver Corp. ... (3,048) (55,551) 255.6
Parkland Corp. ........... (2,476) (58,171) 267.7
Restaurant Brands International,
Inc. ................. (265) (17,732) 81.6
Ritchie Bros Auctioneers, Inc. . (1,525) (92,219) 424.4
Rogers Communications, Inc.,
Class B .............. (1,729) (84,062) 386.8
Shaw Communications, Inc.,
Class B .............. (1,563) (46,518) 214.1
Shopify, Inc., Class A ....... (854) (42,085) 193.7
TC Energy Corp. .......... (1,054) (45,414) 209.0
Thomson Reuters Corp. ..... (1,875) (223,047) 1,026.4
TMX Group Ltd. .......... (180) (17,741) 81.6
WSP Global, Inc. ......... (150) (19,129) 88.0
(1,641,244)
Denmark
Coloplast A/S, Class B ...... (151) (18,231) 83.9
Danske Bank A/S ......... (2,637) (54,938) 252.8
Demant A/S ............. (926) (26,212) 120.6
ROCKWOOL A/S, Class B ... (58) (16,629) 76.5
(116,010)
Finland
Kone OYJ, Class B ........ (1,520) (82,895) 381.5
UPM-Kymmene OYJ ....... (905) (32,803) 150.9
(115,698)
France
Aeroports de Paris ........ (577) (89,514) 411.9
Alstom SA .............. (2,095) (62,295) 286.7
AXA SA ................ (3,863) (120,522) 554.6
Bouygues SA ............ (6,796) (223,887) 1,030.2

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
50
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
France (continued)
Cie Generale des Etablissements
Michelin SCA .......... (1,411) $ (44,616) 205.3%
Danone SA ............. (2,117) (116,095) 534.2
EssilorLuxottica SA ........ (293) (53,759) 247.4
SEB SA ................ (398) (41,621) 191.5
Thales SA .............. (174) (23,013) 105.9
TotalEnergies SE ......... (318) (19,659) 90.5
Vinci SA ............... (1,227) (138,638) 638.0
Worldline SA ............ (972) (44,096) 202.9
(977,715)
Germany
Aroundtown SA ........... (15,647) (43,564) 200.5
Deutsche Telekom AG
(Registered) ........... (1,058) (23,571) 108.5
Fresenius Medical Care AG &
Co. KGaA ............ (2,558) (96,065) 442.1
Fresenius SE & Co. KGaA ... (702) (20,345) 93.6
Hannover Rueck SE ....... (239) (48,533) 223.3
RWE AG ............... (1,764) (78,531) 361.4
Telefonica Deutschland Holding
AG ................. (26,189) (77,136) 354.9
United Internet AG (Registered) (1,214) (28,185) 129.7
Vonovia SE ............. (3,278) (92,597) 426.1
(508,527)
Hong Kong
Hang Seng Bank Ltd. ...... (1,400) (23,315) 107.3
Ireland
AIB Group plc ............ (4,402) (18,491) 85.1
Italy
Davide Campari-Milano NV .. (4,090) (43,874) 201.9
DiaSorin SpA ............ (184) (23,953) 110.2
Infrastrutture Wireless Italiane
SpA ................ (12,120) (132,820) 611.2
Nexi SpA ............... (9,431) (83,062) 382.2
Terna - Rete Elettrica Nazionale (7,918) (62,646) 288.3
(346,355)
Japan
Aisin Corp. .............. (900) (26,258) 120.8
Asahi Group Holdings Ltd. ... (2,400) (79,253) 364.7
Asahi Intecc Co. Ltd. ....... (2,400) (42,106) 193.8
Canon, Inc. ............. (1,400) (31,069) 143.0
Daikin Industries Ltd. ....... (200) (34,739) 159.9
East Japan Railway Co. ..... (800) (44,607) 205.3
Eisai Co. Ltd. ............ (300) (18,561) 85.4
FANUC Corp. ............ (300) (53,007) 243.9
Fujitsu Ltd. .............. (300) (42,714) 196.6
GMO Payment Gateway, Inc. . (700) (64,772) 298.1
Hitachi Construction Machinery
Co. Ltd. .............. (300) (7,075) 32.6
Iida Group Holdings Co. Ltd. .. (3,300) (55,013) 253.1
ITOCHU Corp. ........... (2,300) (74,340) 342.1
Itochu Techno-Solutions Corp. . (1,100) (27,233) 125.3
Japan Exchange Group, Inc. .. (3,000) (45,914) 211.3
Kansai Electric Power Co., Inc.
(The) ............... (7,200) (69,243) 318.6
Keisei Electric Railway Co. Ltd. (700) (20,418) 94.0
Kintetsu Group Holdings Co.
Ltd. ................ (4,800) (156,312) 719.3
Koei Tecmo Holdings Co. Ltd. . (5,000) (90,931) 418.4
Konami Group Corp. ....... (1,000) (49,174) 226.3
Kyowa Kirin Co. Ltd. ....... (700) (15,611) 71.8
Makita Corp. ............ (700) (18,646) 85.8
Shares Value
% of Basket
Value
Japan (continued)
Mitsubishi Chemical Group
Corp. ............... (12,000) $ (67,337) 309.9%
Mizuho Financial Group, Inc. .. (1,200) (18,745) 86.3
MS&AD Insurance Group
Holdings, Inc. .......... (900) (28,866) 132.8
Nidec Corp. ............. (600) (33,251) 153.0
Nintendo Co. Ltd. ......... (1,000) (43,358) 199.5
Nippon Paint Holdings Co. Ltd. (3,000) (27,388) 126.0
Nissan Motor Co. Ltd. ...... (34,600) (124,316) 572.1
Nisshin Seifun Group, Inc. ... (2,000) (25,051) 115.3
Nitori Holdings Co. Ltd. ..... (900) (119,120) 548.1
Nomura Research Institute Ltd. (800) (19,206) 88.4
NTT Data Corp. .......... (4,900) (76,006) 349.7
Odakyu Electric Railway Co. Ltd. (5,000) (65,737) 302.5
Omron Corp. ............ (800) (46,288) 213.0
Oriental Land Co. Ltd. ...... (200) (33,324) 153.3
Otsuka Holdings Co. Ltd. .... (2,000) (64,161) 295.2
Rakuten Group, Inc. ....... (18,200) (92,792) 427.0
Renesas Electronics Corp. ... (9,000) (92,575) 426.0
Resona Holdings, Inc. ...... (7,000) (38,736) 178.2
Seven & i Holdings Co. Ltd. .. (500) (23,606) 108.6
Sharp Corp. ............. (13,900) (115,538) 531.7
Shizuoka Financial Group, Inc. (3,700) (31,345) 144.2
Sompo Holdings, Inc. ...... (500) (21,524) 99.0
Square Enix Holdings Co. Ltd. . (600) (28,375) 130.6
Sumitomo Metal Mining Co. Ltd. (2,400) (97,448) 448.4
T&D Holdings, Inc. ........ (2,200) (35,214) 162.0
Tobu Railway Co. Ltd. ...... (1,800) (42,234) 194.3
Toho Co. Ltd. ............ (1,200) (44,320) 203.9
Tokyu Corp. ............. (8,200) (105,447) 485.2
Toshiba Corp. ............ (800) (27,477) 126.4
Toyota Motor Corp. ........ (1,500) (22,029) 101.4
West Japan Railway Co. .... (900) (37,691) 173.4
Yamato Holdings Co. Ltd. .... (2,800) (48,991) 225.4
Yaskawa Electric Corp. ..... (500) (19,545) 89.9
Z Holdings Corp. .......... (15,600) (45,392) 208.9
(2,829,429)
Luxembourg
Eurofins Scientific SE ...... (1,074) (77,038) 354.5
Netherlands
Aegon NV .............. (21,408) (118,082) 543.3
Akzo Nobel NV ........... (320) (23,835) 109.7
Argenx SE .............. (226) (86,080) 396.1
Heineken NV ............ (180) (17,989) 82.8
(245,986)
New Zealand
Auckland International Airport
Ltd. ................ (4,278) (23,544) 108.4
Norway
Aker BP ASA ............ (1,233) (37,559) 172.8
Gjensidige Forsikring ASA ... (3,017) (54,226) 249.5
Kongsberg Gruppen ASA .... (630) (25,081) 115.4
Salmar ASA ............. (1,199) (55,753) 256.6
Telenor ASA ............. (2,709) (28,360) 130.5
(200,979)
Singapore
Singapore Technologies
Engineering Ltd. ........ (39,300) (110,494) 508.4
United Overseas Bank Ltd. ... (1,300) (29,550) 136.0
(140,044)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
Spain
Acciona SA ............. (119) $ (23,217) 106.8%
Amadeus IT Group SA ...... (368) (23,185) 106.7
EDP Renovaveis SA ....... (1,881) (40,914) 188.3
Ferrovial SA ............. (3,006) (88,702) 408.2
(176,018)
Sweden
Embracer Group AB ....... (1,408) (6,563) 30.2
EQT AB ................ (839) (18,932) 87.1
H & M Hennes & Mauritz AB,
Class B .............. (2,209) (27,207) 125.2
Hexagon AB, Class B ...... (20) (229) 1.1
Holmen AB, Class B ....... (2,041) (84,182) 387.4
SKF AB, Class B .......... (1,004) (17,769) 81.8
Svenska Cellulosa AB SCA,
Class B .............. (1,301) (18,066) 83.1
(172,948)
Switzerland
Adecco Group AG (Registered) (1,028) (38,181) 175.7
Alcon, Inc. .............. (589) (44,445) 204.5
Banque Cantonale Vaudoise
(Registered) ........... (855) (81,274) 374.0
Credit Suisse Group AG
(Registered) ........... (17,642) (60,775) 279.6
EMS-Chemie Holding AG
(Registered) ........... (81) (60,384) 277.9
Swiss Prime Site AG
(Registered) ........... (242) (21,564) 99.2
(306,623)
United Kingdom
abrdn plc ............... (10,430) (27,471) 126.4
AstraZeneca plc .......... (197) (25,809) 118.8
Berkeley Group Holdings plc .. (396) (20,278) 93.3
HSBC Holdings plc ........ (14,639) (107,865) 496.4
Kingfisher plc ............ (8,485) (29,273) 134.7
National Grid plc .......... (1,902) (24,180) 111.3
Next plc ................ (599) (49,043) 225.7
Rentokil Initial plc ......... (6,860) (41,595) 191.4
Rolls-Royce Holdings plc .... (1,368) (1,790) 8.2
Schroders plc ............ (6,196) (36,642) 168.6
Severn Trent plc .......... (2,307) (80,286) 369.4
Smith & Nephew plc ....... (1,403) (19,376) 89.2
Standard Chartered plc ..... (3,384) (28,424) 130.8
Vodafone Group plc ........ (111,068) (128,152) 589.7
(620,184)
United States
Albemarle Corp. .......... (95) (26,738) 123.0
Alcoa Corp. ............. (501) (26,172) 120.4
Amphenol Corp., Class A .... (840) (67,007) 308.3
Apollo Global Management, Inc. (995) (70,426) 324.1
Aptiv plc ............... (615) (69,550) 320.0
Aspen Technology, Inc. ..... (192) (38,160) 175.6
Assurant, Inc. ............ (212) (28,109) 129.3
Atmos Energy Corp. ....... (354) (41,609) 191.5
Automatic Data Processing, Inc. (145) (32,742) 150.7
Avantor, Inc. ............. (335) (8,006) 36.8
Ball Corp. .............. (833) (48,514) 223.2
Bentley Systems, Inc., Class B (3,256) (127,147) 585.1
Bill.com Holdings, Inc. ...... (160) (18,499) 85.1
BioMarin Pharmaceutical, Inc. . (1,442) (166,335) 765.4
Block, Inc., Class A ........ (734) (59,982) 276.0
Broadridge Financial Solutions,
Inc. ................. (146) (21,953) 101.0
Shares Value
% of Basket
Value
United States (continued)
Brookfield Renewable Corp. .. (4,633) $ (145,931) 671.5%
Brown & Brown, Inc. ....... (292) (17,100) 78.7
Bunge Ltd. .............. (175) (17,342) 79.8
Caesars Entertainment, Inc. .. (369) (19,210) 88.4
Campbell Soup Co. ........ (1,007) (52,293) 240.6
Carlisle Cos., Inc. ......... (75) (18,814) 86.6
CarMax, Inc. ............ (2,124) (149,636) 688.6
Carnival Corp. ........... (2,105) (22,776) 104.8
Catalent, Inc. ............ (38) (2,035) 9.4
Caterpillar, Inc. ........... (84) (21,192) 97.5
Centene Corp. ........... (1,729) (131,819) 606.6
Ceridian HCM Holding, Inc. .. (285) (20,600) 94.8
CH Robinson Worldwide, Inc. . (212) (21,236) 97.7
Charles River Laboratories
International, Inc. ....... (355) (86,354) 397.4
Cheniere Energy, Inc. ...... (579) (88,465) 407.1
Chesapeake Energy Corp. ... (225) (19,512) 89.8
Chewy, Inc., Class A ....... (165) (7,435) 34.2
Church & Dwight Co., Inc. ... (1,007) (81,426) 374.7
Cincinnati Financial Corp. .... (765) (86,560) 398.3
Computershare Ltd. ........ (1,313) (22,113) 101.8
Constellation Energy Corp. ... (880) (75,117) 345.7
Cooper Cos., Inc. (The) ..... (109) (38,033) 175.0
Costco Wholesale Corp. ..... (36) (18,401) 84.7
Coterra Energy, Inc. ....... (1,626) (40,699) 187.3
CSL Ltd. ............... (77) (16,259) 74.8
Danaher Corp. ........... (82) (21,679) 99.8
Datadog, Inc., Class A ...... (288) (21,545) 99.1
DaVita, Inc. ............. (868) (71,514) 329.1
Dentsply Sirona, Inc. ....... (524) (19,299) 88.8
Dollar General Corp. ....... (115) (26,864) 123.6
Dover Corp. ............. (141) (21,408) 98.5
Dow, Inc. ............... (898) (53,296) 245.2
DR Horton, Inc. ........... (632) (62,372) 287.0
Duke Energy Corp. ........ (894) (91,590) 421.5
Ecolab, Inc. ............. (228) (35,301) 162.4
Emerson Electric Co. ....... (192) (17,322) 79.7
Entegris, Inc. ............ (321) (25,908) 119.2
Equifax, Inc. ............. (84) (18,665) 85.9
Erie Indemnity Co., Class A .. (128) (31,277) 143.9
Essential Utilities, Inc. ...... (4,551) (212,668) 978.6
First Republic Bank ........ (334) (47,054) 216.5
Ford Motor Co. ........... (1,505) (20,333) 93.6
Fortune Brands Innovations, Inc. (705) (45,480) 209.3
GE HealthCare Technologies,
Inc. ................. (319) (22,177) 102.0
Gen Digital, Inc. .......... (1,454) (33,457) 154.0
Hasbro, Inc. ............. (408) (24,141) 111.1
Hess Corp. ............. (901) (135,294) 622.6
Hilton Worldwide Holdings, Inc. (16) (2,321) 10.7
Hormel Foods Corp. ....... (2,171) (98,368) 452.7
Huntington Ingalls Industries,
Inc. ................. (190) (41,903) 192.8
Illumina, Inc. ............ (98) (20,992) 96.6
Ingersoll Rand, Inc. ........ (1,706) (95,536) 439.6
Insulet Corp. ............ (82) (23,560) 108.4
Intercontinental Exchange, Inc. (629) (67,649) 311.3
International Business Machines
Corp. ............... (132) (17,784) 81.8
International Paper Co. ..... (503) (21,035) 96.8
Kellogg Co. ............. (291) (19,957) 91.8
Keurig Dr Pepper, Inc. ...... (6,095) (215,032) 989.5
KKR & Co., Inc. .......... (424) (23,663) 108.9
Leidos Holdings, Inc. ....... (653) (64,543) 297.0

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
52
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Liberty Media Corp-Liberty
Formula One, Class C .... (5,702) $ (403,702) 1,857.7%
Live Nation Entertainment, Inc. (240) (19,318) 88.9
Loews Corp. ............ (536) (32,953) 151.6
M&T Bank Corp. .......... (265) (41,340) 190.2
Marsh & McLennan Cos., Inc. . (167) (29,210) 134.4
Martin Marietta Materials, Inc. . (51) (18,342) 84.4
Marvell Technology, Inc. ..... (1,419) (61,230) 281.8
Mohawk Industries, Inc. ..... (207) (24,852) 114.4
Moody's Corp. ........... (80) (25,820) 118.8
Nasdaq, Inc. ............ (768) (46,226) 212.7
Newmont Corp. .......... (742) (39,274) 180.7
NextEra Energy, Inc. ....... (560) (41,793) 192.3
Okta, Inc. ............... (2,087) (153,624) 706.9
Palantir Technologies, Inc., Class
A .................. (7,736) (60,186) 277.0
Paylocity Holding Corp. ..... (181) (37,700) 173.5
Pfizer, Inc. .............. (454) (20,049) 92.3
Plug Power, Inc. .......... (1,173) (19,964) 91.9
Progressive Corp. (The) ..... (252) (34,360) 158.1
Public Service Enterprise Group,
Inc. ................. (291) (18,022) 82.9
Regeneron Pharmaceuticals,
Inc. ................. (25) (18,962) 87.3
Rivian Automotive, Inc., Class A (1,316) (25,530) 117.5
S&P Global, Inc. .......... (168) (62,990) 289.9
Seagate Technology Holdings
plc ................. (840) (56,935) 262.0
Snowflake, Inc., Class A ..... (128) (20,024) 92.1
Shares Value
% of Basket
Value
United States (continued)
Southern Co. (The) ........ (240) $ (16,243) 74.7%
Stanley Black & Decker, Inc. .. (1,054) (94,133) 433.2
Swiss Re AG ............ (422) (44,188) 203.3
Take-Two Interactive Software,
Inc. ................. (174) (19,702) 90.7
Targa Resources Corp. ..... (293) (21,981) 101.1
Target Corp. ............. (209) (35,977) 165.6
Teledyne Technologies, Inc. .. (54) (22,910) 105.4
Teleflex, Inc. ............. (358) (87,144) 401.0
Teradyne, Inc. ........... (178) (18,103) 83.3
Thermo Fisher Scientific, Inc. . (47) (26,805) 123.3
Tractor Supply Co. ........ (91) (20,747) 95.5
Tradeweb Markets, Inc., Class A (213) (15,877) 73.1
TransUnion ............. (615) (44,126) 203.1
Tyler Technologies, Inc. ..... (113) (36,473) 167.8
UnitedHealth Group, Inc. .... (125) (62,399) 287.1
Verizon Communications, Inc. . (589) (24,485) 112.7
W R Berkley Corp. ........ (250) (17,535) 80.7
Warner Bros Discovery, Inc. .. (1,868) (27,684) 127.4
Waste Management, Inc. .... (118) (18,258) 84.0
WEC Energy Group, Inc. .... (320) (30,077) 138.4
Zillow Group, Inc., Class C ... (1,641) (72,549) 333.8
(5,912,096)
Zambia
First Quantum Minerals Ltd. .. (1,370) (31,785) 146.3
Total Reference Entity — Short ............ (14,811,665)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (21,732)
(a)
Amount is greater than (0.1)%.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.31%
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.99
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (218,809) $ 583,501 $ — $ —
OTC Swaps ..................................................... — — 692,246 (78,198) —
Options Written ................................................... N/A N/A 52,649 — (77,785)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ 249,994 $ — $ 1,321,955 $ — $ 3,868,273 $ — $ 5,440,222
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 3,078,682 — — 3,078,682
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 224,622 — 224,622
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 583,501 — — — — 583,501
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 692,246 — — — 692,246
$ 249,994 $ 583,501 $ 2,014,201 $ 3,078,682 $ 4,092,895 $ — $ 10,019,273
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... 37,433 — 259,872 — 22,725 — 320,030
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,520,691 — — 4,520,691
Options written
(b)
Options written at value ..................... — — — — 77,785 — 77,785
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 78,198 — — — 78,198
$ 37,433 $ — $ 338,070 $ 4,520,691 $ 100,510 $ — $ 4,996,704
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended January 31, 2023, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ 2,390,819 $ — $ 2,592,758 $ — $ (3,234,014) $ — $ 1,749,563
Forward foreign currency exchange contracts .... — — — 3,502,531 — — 3,502,531
Options purchased
(a)
..................... — — — — (415,024) — (415,024)
Swaps .............................. — (610,450) 1,311,588 — 709,077 — 1,410,215
$ 2,390,819 $ (610,450) $ 3,904,346 $ 3,502,531 $ (2,939,961) $ — $ 6,247,285
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ (341,077) $ — $ (1,034,147) $ — $ 3,895,875 $ — $ 2,520,651
Forward foreign currency exchange contracts .... — — — (2,380,358) — — (2,380,358)
Options purchased
(b)
..................... — — — — 71,515 — 71,515
Options written ........................ — — — — 52,649 — 52,649
Swaps .............................. — 1,490,020 (2,679,963) — — — (1,189,943)
$ (341,077) $ 1,490,020 $ (3,714,110) $ (2,380,358) $ 4,020,039 $ — $ (925,486)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
54
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 180,382,208
Average notional value of contracts — short ................................................................................. $ 152,716,262
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 271,855,169
Average amounts sold — in USD ........................................................................................ $ 212,753,573
Options
Average notional value of swaption contracts purchased ......................................................................... $ 15,937,265
Average notional value of swaption contracts written ........................................................................... $ 9,617,257
Credit default swaps
Average notional value — sell protection ................................................................................... $ 11,994,769
Interest rate swaps
Average notional value — receives fixed rate ................................................................................ $ —
(a)
Total return swaps
Average notional value ............................................................................................... $ 16,730,964
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 2,390,819
Futures contracts .................................................................................... $ 400,348 $ 339,006
Forward foreign currency exchange contracts ................................................................. 3,078,682 4,520,691
Options
(a)(b)
........................................................................................ 224,622 77,785
Swaps — centrally cleared .............................................................................. — 2,085
Swaps — OTC
(c)
..................................................................................... 692,246 78,198
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 4,395,898 $ 5,017,765
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(400,348) (341,091)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,995,550 $ 4,676,674
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 38,218 $ (10,232) $ — $ — $ 27,986
Barclays Bank plc ................................ 245,605 (245,605) — — —
BNP Paribas SA ................................. 109,434 (109,434) — — —
Citibank NA .................................... 95,228 — — — 95,228
Deutsche Bank AG ............................... 382,021 (58,895) — (323,126) —
Goldman Sachs Bank USA .......................... 155,921 — — — 155,921
Goldman Sachs International ........................ 250,763 — — (250,763) —
HSBC Bank plc .................................. 162,373 (116,918) — — 45,455
JPMorgan Chase Bank NA .......................... 1,004,535 (1,004,535) — — —
JPMorgan Chase Bank NA
(e)
......................... 685,663 (346,88 7 ) — (260,000) 78,77 6
Merrill Lynch International & Co. ...................... 303,019 (32,373) — — 270,646
Morgan Stanley & Co. International plc
(e)
................. 100,593 (100,593) — — —
Toronto Dominion Bank ............................ 59,002 (59,002) — — —
UBS AG ...................................... 268,816 (268,816) — — —
Westpac Banking Corp. ............................ 134,359 (134,359) — — —
$ 3,995,550 $ (2,487,6 49 ) $ — $ (833,889) $ 674,01 2
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 10,232 $ (10,232) $ — $ — $ —
Barclays Bank plc ................................ 347,266 (245,605) — (101,661) —
BNP Paribas SA ................................. 1,097,653 (109,434) — (988,219) —
Deutsche Bank AG ............................... 58,895 (58,895) — — —
HSBC Bank plc .................................. 116,918 (116,918) — — —
JPMorgan Chase Bank NA .......................... 1,474,174 (1,004,53 5 ) — (469,63 9 ) —
JPMorgan Chase Bank NA
( e )
......................... 346,887 (346,887) — — —
Merrill Lynch International & Co. ...................... 32,373 (32,373) — — —
Morgan Stanley & Co. International plc
( e )
................. 125,020 (100,59 3 ) — — 24,42 7
Toronto Dominion Bank ............................ 361,131 (59,00 2 ) — — 302,12 9
UBS AG ...................................... 339,855 (268,81 6 ) — — 71,0 39
Westpac Banking Corp. ............................ 366,270 (134,35 9 ) — — 231,91 1
$ 4,676,674 $ (2,487,6 49 ) $ — $ (1,559,51 9 ) $ 629,50 6
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial
Statements.
(f)
Net amount represents the net amount payable from the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated
Statement of Assets and Liabilities.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
56
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2023
See notes to consolidated financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations .............................. $ — $ 39,347,610 $ — $ 39,347,610
U.S. Treasury Obligations ................................... — 18,597,714 — 18,597,714
Short-Term Securities
Money Market Funds ...................................... 35,668,599 — — 35,668,599
U.S. Treasury Obligations ................................... — 44,401,762 — 44,401,762
Options Purchased
Interest rate contracts ...................................... — 224,622 — 224,622
$ 35,668,599 $ 102,571,708 $ — $ 138,240,307
Derivative Financial Instruments
(a)
Assets
Commodity contracts ....................................... $ 249,994 $ — $ — $ 249,994
Credit contracts ........................................... — 583,501 — 583,501
Equity contracts ........................................... 241,152 1,773,049 — 2,014,201
Foreign currency exchange contracts ............................ — 3,078,682 — 3,078,682
Interest rate contracts ....................................... 3,868,273 — — 3,868,273
Liabilities
Commodity contracts ....................................... (37,433) — — (37,433)
Equity contracts ........................................... (72,290) (265,780) — (338,070)
Foreign currency exchange contracts ............................ — (4,520,691) — (4,520,691)
Interest rate contracts ....................................... (22,725) (77,785) — (100,510)
$ 4,226,971 $ 570,976 $ — $ 4,797,947
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Statement of Assets and Liabilities
(unaudited)

January 31, 2023
57
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 102,571,708
Investments, at value — affiliated
(b)
.......................................................................................... 35,668,599
Cash ............................................................................................................. 16,856,930
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 5,116,000
Futures contracts .................................................................................................... 10,748,000
Centrally cleared swaps ................................................................................................ 867,000
Foreign currency, at value
(c)
............................................................................................... 11,286,486
Receivables: –
Investments sold .................................................................................................... 1,926,358
Capital shares sold ................................................................................................... 2,405,333
Dividends — affiliated ................................................................................................. 97,385
Interest — unaffiliated ................................................................................................. 152,852
From the Manager ................................................................................................... 7,673
Variation margin on futures contracts ....................................................................................... 400,348
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 3,078,682
OTC swaps ........................................................................................................ 692,246
Prepaid expenses ..................................................................................................... 157,218
Total assets .........................................................................................................
192,032,818
LIABILITIES
Due to broker ........................................................................................................ 80,000
Cash received: –
Collateral — OTC derivatives ............................................................................................ 830,090
Options written, at value
(d)
................................................................................................ 77,785
Payables: –
Swaps   .......................................................................................................... 903,230
Accounting services fees ............................................................................................... 85,810
Administration fees ................................................................................................... 5,883
Capital shares redeemed ............................................................................................... 157,758
Investment advisory fees .............................................................................................. 1,288
Trustees' and Officer's fees ............................................................................................. 2,468
Other affiliate fees ................................................................................................... 374
Professional fees .................................................................................................... 82,225
Service and distribution fees ............................................................................................. 933
Variation margin on futures contracts ....................................................................................... 339,006
Variation margin on centrally cleared swaps .................................................................................. 2,085
Other accrued expenses ............................................................................................... 93,260
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 4,520,691
OTC swaps ........................................................................................................ 78,198
Total liabilities ........................................................................................................
7,261,084
NET ASSETS ........................................................................................................
$ 184,771,734
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 217,769,504
Accumulated loss ..................................................................................................... (32,997,770)
NET ASSETS ........................................................................................................
$ 184,771,734
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 108,609,648
(b)
  Investments, at cost — affiliated .......................................................................................... $ 35,668,599
(c)
  Foreign currency, at cost ............................................................................................... $ 11,200,061
(d)
  Premiums received .................................................................................................. $ 130,434

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
58
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 169,381,917
Shares outstanding ...................................................................................................
20,895,756
Net asset value ......................................................................................................
$ 8.11
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 3,780,150
Shares outstanding ...................................................................................................
470,143
Net asset value ......................................................................................................
$ 8.04
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor C
Net assets ..........................................................................................................
$ 154,373
Shares outstanding ...................................................................................................
19,571
Net asset value ......................................................................................................
$ 7.89
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 11,455,294
Shares outstanding ...................................................................................................
1,410,539
Net asset value ......................................................................................................
$ 8.12
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Consolidated Statement of Operations
(unaudited)

Six Months Ended January 31, 2023
59
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 384,253
Interest — unaffiliated ................................................................................................. 2,899,647
Total investment income .................................................................................................
3,283,900
EXPENSES
Investment advisory .................................................................................................. 495,254
Accounting services .................................................................................................. 157,400
Transfer agent — class specific .......................................................................................... 98,461
Registration ....................................................................................................... 96,470
Professional ....................................................................................................... 86,266
Administration ..................................................................................................... 42,097
Printing and postage ................................................................................................. 19,820
Administration — class specific .......................................................................................... 19,810
Custodian ......................................................................................................... 18,930
Service and distribution — class specific .................................................................................... 6,448
Trustees and Officer .................................................................................................. 4,723
Miscellaneous ...................................................................................................... 11,153
Total expenses .......................................................................................................
1,056,832
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (438,054)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (52,898)
Administration fees waived by the Manager — class specific ....................................................................... (19,572)
Administration fees waived ............................................................................................. (787)
Total expenses after fees waived and/or reimbursed ..............................................................................
545,521
Net investment income ..................................................................................................
2,738,379
REALIZED AND UNREALIZED GAIN (LOSS) $ (767,917)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (8,015,664)
Forward foreign currency exchange contracts ............................................................................... 3,502,531
Foreign currency transactions ......................................................................................... (41,300)
Futures contracts .................................................................................................. 1,749,563
Swaps ......................................................................................................... 1,410,215
A
(1,394,655)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 1,500,653
Forward foreign currency exchange contracts ............................................................................... (2,380,358)
Foreign currency translations .......................................................................................... 123,087
Futures contracts .................................................................................................. 2,520,651
Options written ................................................................................................... 52,649
Swaps ......................................................................................................... (1,189,943)
A
626,739
Net realized and unrealized loss ............................................................................................
(767,916)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 1,970,463

Consolidated Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
60
See notes to consolidated financial statements.
BlackRock Total Factor Fund
Six Months Ended
01/31/23 (unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,738,379  $ 2,067,511
Net realized lo ss .................................................................................. (1,394,655) (3,031,084)
Net change in unrealized appreciation (depreciation) .......................................................... 626,739  (11,016,537)
Net increase (decrease) in net assets resulting from operations ..................................................... 1,970,463  (11,980,110)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (14,262,774) (7,362,432)
Investor A ..................................................................................... (324,840) (245,216)
Investor C ..................................................................................... (11,536) (6,344)
Class K ....................................................................................... (1,105,293) (1,467,551)
Decrease in net assets resulting from distributions to shareholders ................................................... (15,704,443) (9,081,543)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (21,831,236) 27,256,860
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (35,565,216) 6,195,207
Beginning of period .................................................................................. 220,336,950  214,141,743
End of period ......................................................................................
$ 184,771,734  $ 220,336,950
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
BlackRock Total Factor Fund
Institutional
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ................
$ 8.71  $ 9.51  $ 8.78  $ 10.50  $ 10.18  $ 10.18
Net investment income (loss)
(a)
....................
0.12  0.08  (0.02) 0.09  0.16  0.08
Net realized and unrealized gain (loss) ...............
(0.01) (0.51) 0.75  (1.51) 0.44  0.39
Net increase (decrease) from investment operations ....... 0.11  (0.43) 0.73  (1.42) 0.60  0.47
Distributions
(b)
– – – – – –
From net investment income .....................
(0.71) (0.37) —  (0.01) (0.24) —
From net realized gain ..........................
—  —  —  (0.29) (0.04) (0.47)
Total distributions .............................. (0.71) (0.37) —  (0.30) (0.28) (0.47)
Net asset value, end of period ..................... $ 8.11  $ 8.71  $ 9.51  $ 8.78  $ 10.50  $ 10.18
Total Return
(c)
— — — — — —
Based on net asset value ......................... 1.59%
(d)
(4.85)% 8.31% (13.93)% 6.10% 4.59%
Ratios to Average Net Assets
(e)
Total expenses ................................
1.07%
(f)
1.02% 0.96% 0.84% 1.29% 1.82%
Total expenses after fees waived and/or reimbursed .......
0.55%
(f)
0.55% 0.55% 0.55% 0.55% 0.54%
Net investment income (loss) ......................
2.76%
(f)
0.90% (0.19)% 0.97% 1.55% 0.76%
Supplemental Data
Net assets, end of period (000) ..................... $ 169,382  $ 178,571  $ 176,703  $ 265,507  $ 206,351  $ 122,627
Portfolio turnover rate ............................ 24% 101% 49% 166% 74% 64%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
62
BlackRock Total Factor Fund
Investor A
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .................
$ 8.62  $ 9.44  $ 8.74  $ 10.46  $ 10.15  $ 10.15
Net investment income (loss)
(a)
.....................
0.11  0.05  (0.04) 0.07  0.13  0.02
Net realized and unrealized gain (loss) ................
(0.01) (0.51) 0.74  (1.50) 0.44  0.42
Net increase (decrease) from investment operations ........ 0.10  (0.46) 0.70  (1.43) 0.57  0.44
Distributions
(b)
– – – – – –
From net investment income ......................
(0.68) (0.36) —  (0.00)
(c)
(0.22) —
From net realized gain ...........................
—  —  —  (0.29) (0.04) (0.44)
Total distributions ............................... (0.68) (0.36) —  (0.29) (0.26) (0.44)
Net asset value, end of period ...................... $ 8.04  $ 8.62  $ 9.44  $ 8.74  $ 10.46  $ 10.15
Total Return
(d)
— — — — — —
Based on net asset value .......................... 1.38%
(e)
(5.20)% 8.01% (14.07)% 5.80% 4.35%
Ratios to Average Net Assets
(f)
Total expenses .................................
1.42%
(g)
1.35% 1.31% 1.22% 1.65% 2.20%
Total expenses after fees waived and/or reimbursed ........
0.80%
(g)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income (loss) .......................
2.50%
(g)
0.59% (0.46)% 0.73% 1.28% 0.18%
Supplemental Data
Net assets, end of period (000) ...................... $ 3,780  $ 5,144  $ 5,892  $ 6,916  $ 7,423  $ 4,936
Portfolio turnover rate ............................. 24% 101% 49% 166% 74% 64%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Consolidated Financial Highlights
BlackRock Total Factor Fund
Investor C
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .................
$ 8.44  $ 9.28  $ 8.66  $ 10.40  $ 10.08  $ 10.07
Net investment income (loss)
(a)
.....................
0.07  (0.01) (0.10) (0.01) 0.04  (0.11)
Net realized and unrealized gain (loss) ................
(0.00)
(b)
(0.50) 0.72  (1.48) 0.44  0.48
Net increase (decrease) from investment operations ........ 0.07  (0.51) 0.62  (1.49) 0.48  0.37
Distributions
(c)
– – – – – –
From net investment income ......................
(0.62) (0.33) —  (0.00)
(b)
(0.12) —
From net realized gain ...........................
—  —  —  (0.25) (0.04) (0.36)
Total distributions ............................... (0.62) (0.33) —  (0.25) (0.16) (0.36)
Net asset value, end of period ...................... $ 7.89  $ 8.44  $ 9.28  $ 8.66  $ 10.40  $ 10.08
Total Return
(d)
— — — — — —
Based on net asset value .......................... 1.04%
(e)
(5.88)% 7.16% (14.68)% 4.95% 3.62%
Ratios to Average Net Assets
(f)
Total expenses .................................
2.25%
(g)
2.22% 2.08% 1.92% 2.47% 2.98%
Total expenses after fees waived and/or reimbursed ........
1.53%
(g)
1.54% 1.54% 1.55% 1.55% 1.55%
Net investment income (loss) .......................
1.78%
(g)
(0.16)% (1.19)% (0.06)% 0.41% (1.08)%
Supplemental Data
Net assets, end of period (000) ...................... $ 154  $ 154  $ 221  $ 304  $ 608  $ 755
Portfolio turnover rate ............................. 24% 101% 49% 166% 74% 64%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
64
BlackRock Total Factor Fund
Class K
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ................
$ 8.72  $ 9.52  $ 8.79  $ 10.51  $ 10.18  $ 10.18
Net investment income (loss)
(a)
....................
0.12  0.09  (0.02) 0.10  0.14  0.28
Net realized and unrealized gain (loss) ...............
(0.00)
(b)
(0.52) 0.75  (1.52) 0.47  0.19
Net increase (decrease) from investment operations ....... 0.12  (0.43) 0.73  (1.42) 0.61  0.47
Distributions
(c)
– – – – – –
From net investment income .....................
(0.72) (0.37) —  (0.01) (0.24) —
From net realized gain ..........................
—  —  —  (0.29) (0.04) (0.47)
Total distributions .............................. (0.72) (0.37) —  (0.30) (0.28) (0.47)
Net asset value, end of period ..................... $ 8.12  $ 8.72  $ 9.52  $ 8.79  $ 10.51  $ 10.18
Total Return
(d)
— — — — — —
Based on net asset value ......................... 1.51%
(e)
(4.83)% 8.30% (13.89)% 6.23% 4.61%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.97%
(g)
0.92% 0.87% 0.77% 1.29% 1.81%
Total expenses after fees waived and/or reimbursed .......
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income (loss) ......................
2.84%
(g)
0.98% (0.18)% 1.08% 1.43% 2.79%
Supplemental Data
Net assets, end of period (000) ..................... $ 11,455  $ 36,468  $ 31,325  $ 29,458  $ 18,383  $ 28,440
Portfolio turnover rate ............................ 24% 101% 49% 166% 74% 64%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements
(unaudited)

Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Total Factor Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Strategic Risk Allocation Fund,
Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives. The Cayman
Subsidiary enables  the Fund  to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $17,984,412 , which is 9.7%  of the Fund's  consolidated net assets.
Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  the
Fund , except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the  Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
66
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”)
to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Over-the-counter ("OTC") options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
68
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions,

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.50%
$1 billion - $3 billion ..................................................................................................... 0.47
$3 billion - $5 billion ..................................................................................................... 0.45
$5 billion - $10 billion .................................................................................................... 0.44
Greater than $10 billion ................................................................................................... 0.43

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
70
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the
Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2023, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Consolidated Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2023, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the six months ended January 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  January 31, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $64 .
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 4 .
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
(“Independent Trustees”) , or by a vote of a majority of the outstanding voting securities of the Fund . The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended January 31, 2023, the amount waived was $9,236.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 5,684
Investor C ........................................................................................................ 764
$ 6,448
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 17,093 $ 455 $ 15 $ 2,247 $ 19,810
Institutional Investor A Investor C Class K Total
Reimbursed amount .................................................... $ 126 $ 115 $ 1 $ 48 $ 290
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 92,367 $ 4,675 $ 220 $ 1,199 $ 98,461

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2023, the Manager waived and/
or reimbursed investment advisory fees of $429,605 which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended January 31, 2023, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.
As of July 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $1,196,770.
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.55% 0.80% 1.55% 0.50%
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 16,855 $ 47,912
Investor A ..................................................................................... 455 3,596
Investor C ..................................................................................... 15 192
Class K ...................................................................................... 2,247 1,198
$ 19,572 $ 52,898
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Factor Fund .............................................. $ 14,242,550 $ 29,883,621 $ 2,678,989 $ 6,709,297

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
72
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Factor Fund ......................................... $ 146,059,043 $ 8,078,997 $ (10,969,353) $ (2,890,356)

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
74
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
01/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Factor Fund
Institutional
Shares sold .............................................
6,694,546 $ 55,990,792 5,265,156 $ 49,078,579
Shares issued in reinvestment of distributions ........................
1,780,609 14,253,035 764,492 7,323,832
Shares redeemed .........................................
(8,090,695) (67,412,055) (4,099,381) (37,425,622)
384,460 $ 2,831,772 1,930,267 $ 18,976,789
Investor A
Shares sold and automatic conversion of shares ......................
61,256 $ 518,916 147,294 $ 1,375,036
Shares issued in reinvestment of distributions ........................
40,568 322,212 25,609 243,546
Shares redeemed .........................................
(228,139) (1,910,600) (200,729) (1,826,725)
(126,315) $ (1,069,472) (27,826) $ (208,143)
Investor C
Shares sold .............................................
120 $ 1,002 1,080 $ 10,000
Shares issued in reinvestment of distributions ........................
1,479 11,536 679 6,344
Shares redeemed and automatic conversion of shares ..................
(231) (1,800) (7,355) (67,843)
1,368 $ 10,738 (5,596) $ (51,499)
Class K
Shares sold .............................................
118,074 $ 971,732 1,491,397 $ 14,103,314
Shares issued in reinvestment of distributions ........................
24,990 200,492 42,109 404,248
Shares redeemed .........................................
(2,914,862) (24,776,498) (641,135) (5,967,849)
(2,771,798) $ (23,604,274) 892,371 $ 8,539,713
(2,512,285) $ (21,831,236) 2,789,216 $ 27,256,860

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(the “Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Total Factor Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Fund met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2023
BlackRock Semi-Annual Report to Shareholders
76
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
78
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SRA-1/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: March 23, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: March 23, 2023